              As filed with the Securities and Exchange Commission
                                 on May 6, 1997
                                                       Registration No. 33-56094
                                                                        811-7428
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                 --------------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]
                         PRE-EFFECTIVE AMENDMENT NO. __                      [ ]
                         POST-EFFECTIVE AMENDMENT NO. 41                     [X]

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
                                AMENDMENT NO. 43

                        (Check appropriate box or boxes)
                                -----------------

                         NICHOLAS-APPLEGATE MUTUAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

                          600 WEST BROADWAY, 30TH FLOOR
                           SAN DIEGO, CALIFORNIA 92101
          (Address of Principal Executive Offices, including Zip Code)

                               ARTHUR E. NICHOLAS
                    C/O NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
                          600 WEST BROADWAY, 30TH FLOOR
                           SAN DIEGO, CALIFORNIA 92101
                     (Name and Address of Agent for Service)

                           COPY TO:  ROBERT E. CARLSON
                        PAUL, HASTINGS, JANOFSKY & WALKER
                      555 S. FLOWER STREET, TWENTIETH FLOOR
                          LOS ANGELES, CALIFORNIA 90071
                                -----------------

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                AS SOON AS PRACTICABLE FOLLOWING EFFECTIVE DATE.
                               ------------------


     [  ] immediately upon filing pursuant to paragraph (b)
     [  ] on ______________ pursuant to paragraph (b)
     [  ] 60 days after filing pursuant to paragraph (a)(i)
     [  ] on ____________ pursuant to paragraph (a)(i)
     [X ] 75 days after filing pursuant to paragraph (a)(ii)
     [  ] on    (date)    pursuant to paragraph (a)(ii), of Rule 485
             ------------
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment


     Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of shares by this Registration Statement. Registrant filed a Notice under such Rule for its fiscal year ended March 31, 1996 on May 30, 1996. This Registration Statement has been executed by the trustees and principal officers of the Registrant and of Nicholas-Applegate Investment Trust.

                               ------------------

                              CROSS REFERENCE SHEET
                            (AS REQUIRED BY RULE 495)

N-1A ITEM NO.                                       LOCATION
-------------                                       --------
PART A

Item  1. Cover Page. . . . . . . . . . . . . . . .  Cover Page

Item  2. Synopsis. . . . . . . . . . . . . . . . .  Overview; International Core
                                                    Growth Qualified Portfolio;
                                                    Worldwide Growth Qualified
                                                    Portfolio; International
                                                    Small Cap Growth Qualified
                                                    Portfolio; Emerging
                                                    Countries Qualified
                                                    Portfolio; Large Cap Growth
                                                    Qualified Portfolio; Core
                                                    Growth Qualified Portfolio;
                                                    Emerging Growth Qualified
                                                    Portfolio; Income & Growth
                                                    Qualified Portfolio;
                                                    Balanced Growth Qualified
                                                    Portfolio; Government Income
                                                    Qualified Portfolio

Item  3. Condensed Financial Information . . . . .  International Core Growth
                                                    Qualified Portfolio;
                                                    Worldwide Growth Qualified
                                                    Portfolio; International
                                                    Small Cap Growth Qualified
                                                    Portfolio; Emerging
                                                    Countries Qualified
                                                    Portfolio; Large Cap Growth
                                                    Qualified Portfolio; Core
                                                    Growth Qualified Portfolio;
                                                    Emerging Growth Qualified
                                                    Portfolio; Income & Growth
                                                    Qualified Portfolio;
                                                    Balanced Growth Qualified
                                                    Portfolio; Government Income
                                                    Qualified Portfolio

Item  4. General Description of Registrant . . . .  Overview; International Core
                                                    Growth Qualified Portfolio;
                                                    Worldwide Growth Qualified
                                                    Portfolio; International
                                                    Small Cap Growth Qualified
                                                    Portfolio; Emerging
                                                    Countries Qualified
                                                    Portfolio; Large Cap Growth
                                                    Qualified Portfolio; Core
                                                    Growth Qualified Portfolio;
                                                    Emerging Growth Qualified
                                                    Portfolio; Income & Growth
                                                    Qualified Portfolio;
                                                    Balanced Growth Qualified
                                                    Portfolio; Government Income
                                                    Qualified Portfolio;
                                                    Master/Feeder Structure;
                                                    Risk Factors and Special
                                                    Considerations

Item  5. Management of Fund. . . . . . . . . . . .  Master/Feeder Structure;
                                                    Portfolio Teams

Item  6. Capital Stock and Other Securities. . . .  Your Account; Distribution
                                                    of Shares

Item  7. Purchase of Securities Being Offered. . .  Your Account; Distribution
                                                    of Shares

Item  8. Redemption of Repurchase. . . . . . . . .  Your Account

Item  9. Pending Legal Proceedings . . . . . . . .  Not Applicable

PART B

Item 10. Cover Page. . . . . . . . . . . . . . . .  Cover Page

Item 11. Table of Contents . . . . . . . . . . . .  Table of Contents

Item 12. General Information and History . . . . .  General Information

Item 13. Investment Objectives and Policies. . . .  Investment Objectives and
                                                    Policies; Investment
                                                    Restrictions

Item 14. Management of the Fund. . . . . . . . . .  Trustees and Officers;
                                                    Administrators; Distributor

Item 15. Control Persons and Principal Holders
          of Securities. . . . . . . . . . . . . .  Principal Holders of
                                                    Securities

Item 16. Investment Advisory and Other Services. .  Administrators; Investment
                                                    Adviser; Distributor;
                                                    Custodian, Transfer and
                                                    Dividend Disbursing Agent,
                                                    Independent Auditors and
                                                    Legal Counsel

Item 17. Brokerage Allocation and Other
          Practices. . . . . . . . . . . . . . . .  Portfolio Transactions and
                                                    Brokerage

Item 18. Capital Stock and Other Securities. . . .  Miscellaneous

Item 19. Purchase, Redemption and Pricing of
          Securities Being Offered . . . . . . . .  Purchase and Redemption of
                                                    Portfolio Shares;
                                                    Shareholder Services

Item 20. Tax Status. . . . . . . . . . . . . . . .  Dividends, Distributions and
                                                    Taxes

Item 21. Underwriters. . . . . . . . . . . . . . .  Distributor


Item 22. Calculation of Performance Data . . . . .  Performance Information

Item 23. Financial Statements. . . . . . . . . . .  Financial Statements

PART C
     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to the Registration Statement.

                      Nicholas | Applegate-Registered Trademark-
                                     MUTUAL FUNDS

--------------------------------------------------------------------------------


PROSPECTUS

   This prospectus contains vital information about these Portfolios. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Please note that these Portfolios:

-   are not bank deposits
-   are not federally insured
-   are not endorsed by any bank or government agency
-   are not guaranteed to achieve their investment objectives

LIKE ALL MUTUAL FUND SHARES, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.





                             GLOBAL QUALIFIED PORTFOLIOS
                              INTERNATIONAL CORE GROWTH
                                   WORLDWIDE GROWTH

                           INTERNATIONAL SMALL CAP GROWTH
                                  EMERGING COUNTRIES

                              U.S. QUALIFIED PORTFOLIOS
                                      LARGE CAP
                                     CORE GROWTH
                                   EMERGING GROWTH
                                   INCOME & GROWTH
                                   BALANCED GROWTH
                                  GOVERNMENT INCOME


                                    July___, 1997

[left side: visual of marbles]


                                  TABLE OF CONTENTS

                                       OVERVIEW

                                  GLOBAL PORTFOLIOS
                                     International Core Growth
                                     Worldwide Growth
                                     International Small Cap
                                     Emerging Countries

                                   U.S. PORTFOLIOS
                                     Large Cap
                                     Core Growth
                                     Emerging Growth
                                     Income & Growth
                                     Balanced Growth
                                     Government Income

                                   YOUR ACCOUNT
                                     Transaction Policies
                                     Dividends and Account Policies
                                     Opening an Account
                                     Adding to an Account
                                     Exchanging Shares
                                     Selling or Redeeming Shares
                                     Signature Guarantees


                             ORGANIZATION AND MANAGEMENT
                                     Master/Feeder Structure
                                     Investment Adviser Compensation
                                     Administrator Compensation
                                     Distribution Plan
                                     Portfolio Teams

                       RISK FACTORS AND SPECIAL CONSIDERATIONS

OVERVIEW
--------------------------------------------------------------------------------

GOAL OF THE NICHOLAS-APPLEGATE MUTUAL FUNDS

The Portfolios of Nicholas-Applegate Mutual Funds (the "Trust") are designed to provide investors with a well rounded investment program. Each Portfolio invests in a corresponding fund (the "Fund") of Nicholas-Applegate Investment Trust (the "Master Trust"). Each respective Fund in turn invests in and holds investment securities. This structure is called a "master/feeder" structure.

Each Fund employs its own strategy and has its own risk/reward profile. Because you could lose money by investing in these Portfolios, be sure to read all risk disclosures carefully before investing.

WHO MAY WANT TO INVEST IN THE GLOBAL AND U.S.
GROWTH PORTFOLIOS
-   those who are investing for retirement or other long-term goals
- those who are willing to accept higher short-term risks associated with investing in foreign companies along with higher potential long-term results
-   those who want professional portfolio management
- those who are seeking funds for the international growth portion of an asset allocation portfolio

WHO MAY NOT WANT TO INVEST IN THE GLOBAL AND
U.S. GROWTH PORTFOLIOS
-   those who are investing with a shorter frame
- those who are uncomfortable with an investment that will go up and down in value
- those who are unable to accept the special risks associated with foreign investing

WHO MAY WANT TO INVEST IN THE INCOME PORTFOLIOS (BALANCED GROWTH AND GOVERNMENT INCOME)
- those who are investing for retirement or other goals that are in the future
-   those who seek professional portfolio management
-   those who seek to round-out their asset mix
-   those who require current income

WHO MAY NOT WANT TO INVEST IN THE INCOME PORTFOLIOS
-   those who are investing with a shorter time horizon
- those who are uncomfortable with an investment that will go up and down in value

*******************************************************

THE INVESTMENT ADVISER
Nicholas-Applegate Capital Management (the "Investment Adviser") serves as investment adviser to the Funds. Arthur E. Nicholas and 14 other partners with a staff of approximately 350 employees currently manage approximately $30 billion of discretionary assets for numerous clients, including employee benefit plans of corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals.


FUND INFORMATION
Concise Portfolio descriptions begin on the next page. Each description provides the following information:

- GOAL AND STRATEGY. The Fund's particular investment goals and the strategies it intends to use in pursuing those goals.

- PORTFOLIO SECURITIES. The primary types of securities in which the Fund invests. Secondary investments are described in "Risk Factors and Special ConsiderationS" at the end of the prospectus.

- RISK FACTORS. The major risk factors associated with the Fund. Other risk factors are also described in "Risk Factors and Special Considerations."

- PORTFOLIO MANAGEMENT.  The individuals who manage the  Fund.

- EXPENSES. The overall costs borne by an investor in the Portfolio, including sales charges and annual expenses.

- FINANCIAL HIGHLIGHTS. A table showing the financial performance for each Portfolio since inception.

INTERNATIONAL CORE GROWTH QUALIFIED PORTFOLIO
--------------------------------------------------------------------------------

[bullet point icon]
INVESTMENT OBJECTIVE:  Maximum long-term capital appreciation.

[bullet point icon]
INVESTMENT STRATEGY: The Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses both a blend of both traditional fundamental research, calling on the expertise of many external analysts in different countries throughout the world, and computer intensive systematic disciplines to uncover signs of "change at the margin" - positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in 52 countries, and searches for successful, growing companies managing change advantageously and poised to exceed growth expectations.

[bullet point icon]
PRINCIPAL INVESTMENTS: The Fund invests in the larger capitalized companies in each country. Generally, this means issuers in each country whose market capitalizations are in the top 75% of publicly traded companies as measured by capitalization in that country. Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers located in at least three countries outside the U.S. The Fund may invest up to a third of its total assets in U.S. issuers.

Under normal conditions, the Fund invests at least 75% of its total assets in common and preferred stocks, and warrants and convertible securities. It invests the remainder primarily in investment grade debt securities of foreign companies and foreign governments, and their agencies and instrumentalities. The Fund may also use options and futures contracts as hedging techniques.

[bullet point icon]
PORTFOLIO MANAGEMENT: The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete listing of the portfolio team, see "Portfolio Teams" on page ___ .

[bullet point icon]
RISK FACTORS. The value of the Fund's investments varies day to day in response to the activities of individual companies and general market and economic conditions. As with any international fund, performance also depends upon changing currency values, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. For a further explanation , see "Risk Factors and Special Considerations" starting on page____.
--------------------------------------------------------------------------------


[bullet point icon]
INVESTOR EXPENSES: Investors pay various expenses, either directly or indirectly. The figures below show the expenses for the Portfolio and its corresponding Fund for the past year. Actual expenses may be more or less than those shown.
--------------------------------------------------------------------------------
Shareholder Transaction Expenses:
--------------------------------------------------------------------------------
Maximum sales charge on purchases
  (as a percentage of offering price)                                     None
Sales charge on reinvested dividends                                      None
Deferred sales charge
  (as a percentage of original purchase
   price or redemption proceeds, whichever is lower)                      None
Redemption fee                                                            None
Exchange fee                                                              None
--------------------------------------------------------------------------------
Annual Portfolio Operating
  Expenses as a Percentage of Average Net Assets:
  (after expense deferral)
--------------------------------------------------------------------------------
Management fees                                                          1.00%
12b-1 expenses                                                            None
Total other expenses                                                     0.65%
Total operating expenses (after expense deferral)(1)                     1.65%

(1) The Investment Adviser has agreed to waive or defer its management fees and to absorb other operating expenses payable by the Funds and the
    Portfolios. Total operating expenses would have been       %  absent the
    waiver and deferral.  See "Investment Adviser Compensation".

EXAMPLE The table shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

-----------------------------------------
   1 YEAR   3 YEARS   5 YEARS  10 YEARS
----------------------------------------
     $17      $52       $90      $195

THIS EXAMPLE IS FOR COMPARISON PURPOSES ONLY AND IS NOT A REPRESENTATION OF THE PORTFOLIO'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE.

[bullet point icon]
FINANCIAL HIGHLIGHTS: The figures below have been audited by Ernst & Young L.L.P. with respect to the fiscal year ended March 31, 1996 and 1997. Ernst & Young L.L.P. are independent auditors whose reports were unqualified. This information should be read in conjunction with the financial statements and the notes thereto which appear in the Trust's 1997 Annual Report.



                                                    ____TO
                                                     _____

PER SHARE DATA:

Net asset value, beginning of period /
Income from investment  operations:
Net investment income (deficit)
Net realized and unrealized gains
(losses) on securities and
foreign currency


Total from investment operations
Less distributions:
Dividends from net
investment income
Distributions from capital gains

Net asset value, end of period

TOTAL RETURN+:

RATIOS/SUPPLEMENTAL DATA: Net
Assets ($000), end of period

Ratio of expenses to average net
assets, after expense reimbursement++

Ratio of expenses to average net
assets, before expense reimbursement++

Ratio of net investment deficit to
average net assets, after expense reimbursement++

Ratio of net investment deficit to
average net assets, before expense reimbursement++

Portfolio Turnover**

Average commission rate paid**


*  Annualized
** For the corresponding Funds of the Master Trust
+  Computations do not reflect the Portfolio's sales charges
++  Includes expenses allocated form Master Trust Funds

WORLDWIDE GROWTH QUALIFIED PORTFOLIO
--------------------------------------------------------------------------------

[bullet point icon]
INVESTMENT OBJECTIVE: Maximum long-term capital appreciation.

[bullet point icon]
INVESTMENT STRATEGY: The Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of both traditional fundamental research, calling on the expertise of many external analysts in different countries throughout the world, and computer intensive systematic disciplines to uncover signs of "change at the margin" - positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 countries in 52 countries, and searches for successful, growing companies managing change advantageously and poised to exceed growth expectations.
The Fund emphasizes companies with market capitalizations generally above $100 million.

[bullet point icon]
PRINCIPAL INVESTMENTS: Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers located in at least three different countries, one of which may be the U.S. The Fund may invest up to 50% of its total assets in U.S. issuers.

Under normal conditions the Fund invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. It invests the remainder in investment grade debt securities of foreign companies and foreign governments and their agencies and instrumentalities. The Fund may also use options and futures contracts as hedging techniques.

[bullet point icon]
PORTFOLIO MANAGEMENT: The Investment Adviser emphasizes a team approach to
portfolio management to maximize its overall effectiveness.   For a complete
list of the portfolio team, see "Portfolio Teams" on page    .

[bullet point icon]
RISK FACTORS: The value of the Fund's investments varies from day to day in response to the activities of individual companies, and general market and economic conditions. The securities of small, less well-known companies may be
more volatile than those of larger companies.   As with any fund investing in
foreign securities, the Fund's performance also depends on changing currency values, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. The risks are magnified in countries with emerging markets, since these countries may have
unstable governments and less established markets.   For a further explanation,
see "Risk Factors and Special Considerations" starting on page____.

--------------------------------------------------------------------------------

[bullet point icon]
INVESTOR EXPENSES: Investors pay various expenses, either directly or indirectly. The figures below are expenses of the Portfolio and its corresponding Fund for the past year, adjusted to reflect any changes. Actual expenses may be more or less than those shown.

--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
--------------------------------------------------------------------------------
Maximum sales charge on purchases (as a
  percentage of offering price)                                           None
Sales charge on reinvested dividends                                      None
Deferred sales charge (as a percentage of
  original purchase price or redemption proceeds, whichever is lower)     None
Redemption fee                                                            None
Exchange fee

--------------------------------------------------------------------------------
(AFTER EXPENSE DEFERRAL)
--------------------------------------------------------------------------------
Management fees                                                          1.00%
12b-1 expenses                                                            None
Total other expenses                                                     0.60%
Total operating expenses (after expense deferral)(1)                     1.60%

(1) The Investment Adviser has agreed to waive or defer its management fees and to absorb other operating expenses payable by the Funds and the
     Portfolios.  Total operating expenses  would have been      % absent the
     waiver and deferral.  See "Investment Adviser Compensation".


EXAMPLE: The table shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

----------------------------------------
    1 YEAR  3 YEARS   5 YEARS  10 YEARS
----------------------------------------
      $16     $50       $87      $190

THIS EXAMPLE IS FOR COMPARISON PURPOSES ONLY AND IS NOT A REPRESENTATION OF THE PORTFOLIO'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE.

[bullet point icon]
FINANCIAL HIGHLIGHTS: The figures below have been audited by Ernst & Young L.L.P. with respect to the fiscal year ended March 31, 1996 and 1997, and by Coopers & Lybrand L.L.P. with respect to the commencement of operations through March 31, 1995. Ernst & Young L.L.P. and Coopers & Lybrand L.L.P. are independent auditors whose reports were unqualified. This information should be read in conjunction with the financial statements and the notes thereto which appear in the Trust's 1997 Annual Report.




                                                       4/19/93 TO      4/1/94 TO      4/1/95 TO      4/1/96 TO
                                                         3/31/94        3/31/95        3/31/96        3/31/97
---------------------------------------------------------------------------------------------------------------

PER SHARE DATA:                                           $12.50         $14.94         $14.29
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period
Income from investment operations:                        (0.07)         (0.05)         (0.07)

Net investment income (deficit)
Net realized and unrealized gains (losses) on
 securities and foreign currency
                                                            2.51         (0.09)           2.86

Total from investment operations
Less distributions:                                         2.44         (0.14)           2.79

Dividends from net investment income                          --         (0.02)         (0.12)
Distributions from capital gains                              --         (0.49)         (0.39)

Net asset value, end of period                            $14.94         $14.29         $16.57

TOTAL RETURN+:                                            19.52%        (0.90%)         19.79%

RATIOS/SUPPLEMENTAL DATA:
Net Assets ($000), end of period                         $20,194        $22,208        $23,481

Ratio of expenses to average net assets, after
expense reimbursement++                                   1.85%*          1.85%          1.85%

Ratio of expenses to average net assets, before
expense reimbursement++                                   2.23%*          2.18%          2.17%

Ratio of net investment deficit to average net
assets, after expense reimbursement++                   (0.69%)*        (0.42%)        (0.35%)

Ratio of net investment deficit to average net
assets, before expense reimbursement++                  (1.07%)*        (0.75%)        (0.61%)
Portfolio
Turnover**                                                95.09%         98.54%        132.20%
Average commission rate paid**                               N/A            N/A        $0.0187

*  Annualized
** For the corresponding Funds of the Master Trust
+  Computations do not reflect the Portfolio's sales charges
++ Includes expenses allocated form Master Trust Funds

INTERNATIONAL SMALL CAP QUALIFIED PORTFOLIO
--------------------------------------------------------------------------------
(FORMERLY INTERNATIONAL GROWTH QUALIFIED PORTFOLIO)

[bullet point icon]
INVESTMENT OBJECTIVE: Maximum long-term capital appreciation.

[bullet point icon]
INVESTMENT STRATEGY: The Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies worldwide. It uses a blend of both traditional fundamental research, calling on the expertise of many external analysts in different countries, and systematic disciplines to uncover signs of "change at the margin" - positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in 52 countries, and searches for successful, growing companies managing change advantageously and poised to exceed growth expectations.

The Fund emphasizes companies in the bottom 75% of publicly traded companies as measured by market capitalizations in that country. The Fund may have less U.S. exposure (up to 35% of its assets) than the Worldwide Fund.

[bullet point icon]
PRINCIPAL INVESTMENTS: Under normal conditions, the Fund invests 65% of its total assets in securities of issuers located in at least three different countries outside the U.S. Under normal conditions, the Fund invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. It invests the remainder primarily in investment grade debt securities of foreign companies and foreign governments and their agencies and instrumentalities. The Fund may also use options and futures contracts as hedging techniques.

[bullet point icon]
PORTFOLIO MANAGEMENT: The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete listing of the portfolio team, see "Portfolio Teams" on page_____ .

[bullet point icon]
RISK FACTORS: The value of the Fund's investments varies day to day in response to the activities of individual companies and general market and economic conditions. As with any international fund, the Fund's performance also depends upon changing currency values, and upon the different political and regulatory environments, and other overall economic factors in countries where the Fund invests. In addition to the risks posed by foreign investing, smaller companies may be more volatile than those of larger companies and may trade less frequently. The available information regarding these smaller companies may also be less available, incomplete or inaccurate. Accordingly, the securities of the companies in which the Fund invests may be more volatile and speculative than those of larger companies. The risks are magnified in countries with emerging markets since these countries may have unstable governments and less established markets. For a further explanation see "Risk Factors and Special Considerations" starting on page_____.


[bullet point icon]
INVESTOR EXPENSES: Investors pay various expenses, either directly or indirectly. The figures below are the expenses of each Portfolio and its corresponding Fund for the past year. Portfolio expenses maybe more or less than those shown.

--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:Maximum sales charge on purchases (as a  None
--------------------------------------------------------------------------------

percentage of offering price)
Sales charge on reinvested dividends                                      None
Deferred sales charge (as a percentage of                                 None
original purchase price or redemption
proceeds, whichever is lower)
Redemption fee                                                            None
Exchange fee                                                              None

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES AS A
PERCENTAGE OF AVERAGE NET ASSETS:
--------------------------------------------------------------------------------
(AFTER EXPENSE DEFERRAL)

Management fees                                                          1.00%
12b-1 expenses                                                            None
Total other expenses                                                     0.65%
Total operating expenses (after expense
deferral)(1)                                                             1.65%

(1) The Investment Adviser has agreed to waive or defer its management fees and to absorb other operating expenses payable by the Funds and the Portfolios. Total operating expenses would have been_____% absent the waiver and deferral. See "Investment Adviser Compensation".

EXAMPLE: The table shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

----------------------------------------
   1 YEAR   3 YEARS   5 YEARS  10 YEARS
----------------------------------------
     $17       $52       $90      $195

THIS EXAMPLE IS FOR COMPARISON PURPOSES ONLY AND IS NOT A REPRESENTATION OF THE PORTFOLIO'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE.

--------------------------------------------------------------------------------

[bullet point icon]
FINANCIAL HIGHLIGHTS: The figures below have been audited by Ernst & Young L.L.P. with respect to the fiscal year ended March 31, 1996 and 1997, and by Coopers & Lybrand L.L.P. with respect to the commencement of operations through March 31, 1995. Ernst & Young L.L.P. and Coopers & Lybrand L.L.P. are independent auditors whose reports were unqualified. This information should be read in conjunction with the financial statements and the notes thereto which appear in the Trust 1997 Annual Report



                                                                           8/31/94 TO      4/1/95 TO      4/1/96 TO
                                                                             3/31/95        3/31/96        3/31/97

-------------------------------------------------------------------------------------------------------------------
PER SHARE DATA:                                                               $12.50         $11.51

-------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period / Income from investment  operations:
Net investment income (deficit)
Net realized and unrealized gains (losses) on securities and                      --         (0.02)
foreign currency                                                              (0.98)           1.79

Total from investment operations
Less distributions:                                                           (0.98)           1.77
Dividends from net investment income                                          (0.01)         (0.13)
Distributions from capital gains                                                  --             --

Net asset value, end of period                                                $11.51         $13.15

TOTAL RETURN+:                                                               (7.85%)         15.46%

RATIOS/SUPPLEMENTAL DATA: Net Assets ($000), end of period                      $610         $1,056

Ratio of expenses to average net assets, after expense reimbursement++        1.95%*          1.95%

Ratio of expenses to average net assets, before expense reimbursement++       9.77%*         10.06%

Ratio of net investment deficit to average net assets, after expense
reimbursement++                                                             (0.07%)*        (0.27%)

Ratio of net investment deficit to average net assets, before expense
reimbursement++                                                             (7.89%)*        (7.75%)

Portfolio Turnover**                                                          74.85%        141.02%

Average commission rate paid**                                                   N/A         $0.128



*  Annualized
** For the corresponding Funds of the Master Trust
+  Computations do not reflect the Portfolio's sales charges
++  Includes expenses allocated form Master Trust Funds

EMERGING COUNTRIES QUALIFIED PORTFOLIO
--------------------------------------------------------------------------------

[bullet point icon]
INVESTMENT OBJECTIVE:  Maximum long-term capital appreciation.

[bullet point icon]
INVESTMENT STRATEGY: The Fund invests primarily in equity securities of issuers located in countries with emerging securities markets -- that is, countries with securities markets which are, in the opinion of the Investment Adviser, emerging as investment markets but have yet to reach a level of maturity associated with developed foreign stock markets, especially in terms of participation by foreign investors. The Investment Adviser seeks issuers in the early stages of development, growth companies, cyclical companies, or companies believed to be undergoing a basic change in operations. The Investment Adviser currently selects portfolio securities from an investment universe of approximately 6,000 foreign issuers in over 20 emerging markets.

[bullet point icon]
PRINCIPAL INVESTMENTS: Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers located in at least three different countries. These countries include but are not limited to: Argentina, Brazil, Chile, China, Columbia, the Czech Republic, Greece, Hungary, India, Indonesia, Israel, Jordon, Malaysia, South Africa, South Korea, Taiwan, Thailand, Italy, and Venezuela.

Under normal market conditions, the Fund invests at least 75% of its total assets in corporate stock (common and preferred), warrants and convertible securities. It invests the remainder primarily in investment grade bonds of foreign companies and foreign governments and their agencies and instrumentalities. The Fund may also use options and futures contracts as hedging techniques.

[bullet point icon]
PORTFOLIO MANAGEMENT: The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete
listing of the portfolio team, see "Portfolio Teams" on page   .

[bullet point icon]
RISK FACTORS: The value of the Fund's investments varies day to day in response to the activities of individual companies and general market and economic conditions. As with any fund investing in foreign securities, the Fund's performance also depend upon changing currency values, and upon different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. Emerging countries markets may present greater opportunity for gain, but also involve greater risk than more developed markets. These countries tend to have less stable governments and less established markets. The markets tend to be less liquid and more volatile, and offer less regulatory protection for investors. The economies of emerging countries may be predominantly based on only a few industries or dependent on revenue from particular commodities, international aid or other assistance. For a further explanation, see "Risk Factors and Special Considerations" starting on page____.


--------------------------------------------------------------------------------

[bullet point icon]
INVESTOR EXPENSES: Investors pay various expenses, either directly or indirectly. The figures below show expenses for each Portfolio and its corresponding Fund.
The actual expenses may be more or less than those shown.
--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
--------------------------------------------------------------------------------

Maximum sales charge on purchases (as a                                   None
percentage of offering price)
Sales charge on reinvested dividends                                      None
Deferred sales charge (as a percentage of                                 None
original purchase price or redemption
proceeds, whichever is lower)
Redemption fee                                                            None
Exchange fee                                                              None

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES AS A
PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
--------------------------------------------------------------------------------

Management fees                                                          1.25%
12b-1 expenses                                                            None
Total other expenses                                                     0.65%
Total operating expenses (after expense                                  1.90%
deferral)(1)

(1) The Investment Adviser has agreed to waive or defer its management fees and to absorb other operating expenses payable by the Funds and the Portfolios. Total operating expenses would have been_____% absent the waiver and deferral. See "Investment Adviser Compensation".

EXAMPLE: The table shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

----------------------------------------
   1 YEAR   3 YEARS   5 YEARS  10 YEARS
----------------------------------------
    $19       $60      $103      $222

THIS EXAMPLE IS FOR COMPARISON PURPOSES ONLY AND IS NOT A REPRESENTATION OF THE PORTFOLIO'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE.
--------------------------------------------------------------------------------


[bullet point icon]
FINANCIAL HIGHLIGHTS: The figures below have been audited by Ernst & Young L.L.P. with respect to the fiscal year ended March 31, 1997, and by Coopers & Lybrand L.L.P. with respect to the commencement of operations through March 31, 1995. Ernst & Young L.L.P. and Coopers & Lybrand L.L.P. are independent auditors whose reports were unqualified. This information should be read in conjunction with the financial statements and the notes thereto which appear in the Trust's
1997   Annual Report.


--------------------------------------------------------------------------------------------------------------------
                                                                          11/28/94 TO      4/1/95 TO      4/1/96 TO
                                                                             3/31/95        3/31/96         3/31/97
--------------------------------------------------------------------------------------------------------------------
PER SHARE DATA:                                                               $12.50         $11.00
--------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period / Income from investment  operations:
Net investment income (deficit)
Net realized and unrealized gains                                               0.04         (0.04)
(losses) on securities and foreign currency                                   (1.54)           3.15

Total from investment operations
Less distributions:                                                           (1.50)           3.11
Dividends from net investment income                                              --         (0.02)
Distributions from capital gains                                                  --         (0.06)

Net asset value, end of period                                                $11.00         $14.03

TOTAL RETURN+:                                                              (11.98%)         28.43%

RATIOS/SUPPLEMENTAL DATA: Net Assets ($000), end of period                    $1,197         $4,718

Ratio of expenses to average net assets, after expense reimbursement++        2.25%*          2.25%

Ratio of expenses to average net assets, before expense reimbursement++       6.15%*          6.72%

Ratio of net investment deficit to average net assets, after expense
reimbursement++                                                             (1.09%)*        (0.35%)

Ratio of net investment deficit to average net assets, before expense
reimbursement++                                                             (4.99%)*        (3.61%)

Portfolio Turnover**                                                          60.79%        118.21%

Average commission rate paid**                                                   N/A        $0.0022

*  Annualized
** For the corresponding Funds of the Master Trust
+  Computations do not reflect the Portfolio's sales charges
++ Includes expenses allocated form Master Trust Funds

LARGE CAP GROWTH QUALIFIED PORTFOLIO
--------------------------------------------------------------------------------

[bullet point icon]
INVESTMENT OBJECTIVE:  Maximum long-term capital appreciation.

[bullet point icon]
INVESTMENT STRATEGY: The Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of both traditional fundamental research and computer intensive systematic disciplines to uncover signs of "change at the margin" - positive business developments which are not yet fully reflected in a company's stock price. It searches for successful, growing companies that are managing change advantageously and poised to exceed growth expectations.

The Fund emphasizes equity securities of U.S. companies with market capitalizations generally above $3 billion and whose earnings and stock prices are expected to grow faster than the S & P 500.

[bullet point icon]
PRINCIPAL INVESTMENTS: Under normal conditions, the Fund invests at least 65% of its total assets in common and preferred stocks, warrants, and convertible securities of U.S. companies. It invests the remainder of its assets primarily in investment grade corporate debt securities, U.S. Government securities, and securities of foreign issuers. The Fund may use also options and futures contracts as hedging techniques.

[bullet point icon]
PORTFOLIO MANAGEMENT: The Investment Adviser emphasizes a team approach to maximize overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page_____.

[bullet point icon]
PRINCIPAL RISKS:  As with any growth fund, the value of your investment, will
fluctuate day to day with movements in the stock markets   as well as in
response to the activities of individual companies.   To the extent the Fund is
over- weighted in certain market sectors compared to the S & P 500, the Fund may be more volatile than the S & P 500. Additionally, to the extent the Fund invests in foreign issuers, the risks and volatility are magnified since the performance of foreign stocks are based on changes in foreign currency values, different political and regulatory environments, and the overall economic conditions in countries where the Fund invests.For a further explanation, see "Risk Factors and Special Considerations" on page_____.
--------------------------------------------------------------------------------

[bullet point icon]
INVESTOR EXPENSES: Investors pay various expenses, either directly or
indirectly.   The figures below show the expenses for the Portfolio and its corresponding Fund for the past year. Actual expenses may be more or less than those shown.

--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
--------------------------------------------------------------------------------

Maximum sales charge on purchases (as a                                   None
percentage of offering price)
Sales charge on reinvested dividends                                      None
Deferred sales charge (as a percentage of                                 None
original purchase price or redemption
proceeds, whichever is lower)
Redemption fee                                                            None
Exchange fee                                                              None

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES AS A
PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
--------------------------------------------------------------------------------

Management fees                                                          0.75%
12b-1 expenses                                                            None
Total other expenses                                                     0.50%
Total operating expenses (after expense deferral)1                       1.25%

1. The Investment Adviser has agreed to waive or defer its management fees and to absorb other operating expenses payable by the Funds and the Portfolios. Total operating expenses would have been_____ % absent the waiver and deferral. See "Investment Adviser Compensation".

EXAMPLE: The table shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

----------------------------------------
   1 YEAR   3 YEARS   5 YEARS  10 YEARS
----------------------------------------
     $13      $40       $69      $151

THIS EXAMPLE IS FOR COMPARISON PURPOSES ONLY AND IS NOT A REPRESENTATION OF THE PORTFOLIO'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE.

[bullet point icon]
FINANCIAL HIGHLIGHTS: The figures below have been audited by Ernst & Young L.L.P. for the fiscal year ended March 31, 1996.
Ernst & Young is an independent auditor whose report is unqualified. This information should be read in conjunction with the financial statements and the notes thereto which appear in the Trust's 1997 Annual Report.
--------------------------------------------------------------------------------

CORE GROWTH QUALIFIED PORTFOLIO
--------------------------------------------------------------------------------

[bullet point icon]
INVESTMENT OBJECTIVE:  Maximum long-term capital appreciation.

[bullet point icon]
INVESTMENT STRATEGY The Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual
companies.   It uses both a blend of traditional fundamental research and computer intensive systematic disciplines to uncover what it calls "change at the margin" - positive business developments which are not yet fully reflected in the company's stock price. It searches for successful, growing companies that are managing change advantageously and poised to exceed growth expectations.

The Fund emphasizes companies with market capitalizations generally above $500 million.

[bullet point icon]
PRINCIPAL INVESTMENTS: Under normal
conditions, the Fund invests at least 75% of its total assets in common stocks. It invests the remainder of the assets primarily in preferred and convertible securities, investment grade debt securities, and securities issued by the U.S. government and its agencies and instrumentalities. The Fund may invest up to 20% of its total assets in foreign securities. The Fund may use options and futures contracts as hedging techniques.

[bullet point icon]
PORTFOLIO MANAGEMENT: The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a
complete list of the portfolio team, see "Portfolio Teams" on page    .

[bullet point icon]
RISK FACTORS: As with any growth fund, the value of your investment will fluctuate day to day with movements in the stock markets. The companies in which the Fund invests may be more subject to volatile market movements than securities of larger, more established companies. To the extent the Fund invests in foreign securities, the risks and volatility are magnified since the performance of foreign stocks depends upon changing values in foreign currency values, different political and regulatory environments, and the overall economic conditions in countries where the Fund invests. For a further
explanation , see "Risk Factors and Special Considerations" starting on page   .

--------------------------------------------------------------------------------
[bullet point icon]
INVESTOR EXPENSES: Investors pay various expenses, either directly or indirectly. The figures below show the expenses of the Portfolio and its corresponding Fund for the past year. Actual expenses may be more or less than those shown.

--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
--------------------------------------------------------------------------------

Maximum sales charge on purchases (as a                                   None
percentage of offering price)
Sales charge on reinvested dividends                                      None
Deferred sales charge (as a percentage of                                 None
original purchase price or redemption
proceeds, whichever is lower)
Redemption fee                                                            None
Exchange fee                                                              None

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
--------------------------------------------------------------------------------
Management fees                                                          0.75%
12b-1 expenses                                                            None
Total other expenses                                                     0.50%
Total operating expenses (after expense deferral)(1)                     1.25%

(1) The Investment Adviser has agreed to waive or defer its management fees and to absorb other operating expenses payable by the Funds and the Portfolios. Total operating expenses would have been_____ % absent the waiver and deferral. See "Investment Adviser Compensation".

EXAMPLE: The table shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

----------------------------------------
   1 YEAR   3 YEARS   5 YEARS  10 YEARS
----------------------------------------

    $13       $40       $69      $151

THIS EXAMPLE IS FOR COMPARISON PURPOSES ONLY AND IS NOT A REPRESENTATION OF THE PORTFOLIO'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE.

--------------------------------------------------------------------------------

[bullet point icon]
FINANCIAL HIGHLIGHTS: The figures below have been audited by Ernst & Young L.L.P. with respect to the fiscal year ended March 31, 1996 and 1997, and by Coopers & Lybrand L.L.P. with respect to the commencement of operations through March 31, 1995. Ernst & Young L.L.P. and Coopers & Lybrand L.L.P. are independent auditors whose reports were unqualified. This information should be read in conjunction with the financial statements and the notes thereto which appear in the Trust's 1997 Annual Report.


------------------------------------------------------------------------------------------------------------------------------------
                                                                           4/19/93 TO      4/1/94 TO      4/1/95 TO      4/1/96 TO
                                                                             3/31/94        3/31/95        3/31/96         3/31/97
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA:                                                               $12.50         $13.25         $13.61
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period / Income from                            (0.07)         (0.10)         (0.18)
investment operations:                                                         0.86           0.46           4.94
Net investment income (deficit)Net realized and unrealized gains
(losses) on securities and foreign currency
Total from investment operations                                               0.79           0.36           4.76
Less distributions:                                                             --              --            --
Dividends from net investment income                                          (0.04)            --            --
Distributions from capital gains
Net asset value, end of period                                                $13.25         $13.61         $18.37
TOTAL RETURN+:                                                                 6.27%          2.72%         35.07%
RATIOS/SUPPLEMENTAL DATA: Net Assets ($000), end of period                   $70,512        $65,292        $77,275
Ratio of expenses to average net assets, after expense
reimbursement++                                                               1.57%*          1.59%         1.58%
Ratio of expenses to average net assets, before expense
reimbursement++                                                               1.71%*          1.63%         1.56%
Ratio of net investment deficit to average net assets, after expense
reimbursement++                                                             (0.68%)*        (0.66%)        (0.91%)
Ratio of net investment deficit to average net assets, before
expense reimbursement++                                                     (0.82%)*        (0.70%)        (0.89%)
Portfolio Turnover**                                                          84.84%         98.09%        114.48%
Average commission rate paid**                                                  N/A            N/A         $0.0593

*  Annualized
** For the corresponding Funds of the Master Trust
+  Computations do not reflect the Portfolio's sales charges
++ Includes expenses allocated form Master Trust Funds

EMERGING GROWTH QUALIFIED PORTFOLIO
--------------------------------------------------------------------------------

[bullet point icon]
INVESTMENT OBJECTIVE:  Maximum long-term capital appreciation.

[bullet point icon]
INVESTMENT STRATEGY: The Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of traditional fundamental research and computer intensive systematic disciplines to uncover what it calls a "change at the margin" - positive business developments which are not yet fully reflected in a
company's stock price.   It searches for successful growing companies that are
managing change advantageously and poised to exceed growth expectations.

The Fund emphasizes companies with market capitilizations of generally below $500 million at the time of purchase.

[bullet point icon]
PRINCIPAL INVESTMENTS: Under normal conditions, the Fund invests at least 75% of its total assets in common stocks. It invests the remainder of assets primarily in preferred and convertible securities, investment grade debt securities, and securities issued by the U.S. government, its agencies and
instrumentalities.   The Fund may invest up to 20% of its total assets in
foreign securities. The Fund may also use options and futures contracts as hedging techniques.

[bullet point icon]
PORTFOLIO MANAGEMENT   The Investment Adviser emphasizes a team approach to
portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team , see "Portfolio Team" on page_____.

[bullet point icon]
RISK FACTORS:  As with any growth fund, the value of your investment will
fluctuate day to day  with movements in the stock markets.   Although small cap
stocks have a history of long-term growth, they tend to be more volatile and
speculative than stocks of larger, more established companies.   To the extent
the Fund invests in foreign issuers, the investment risks and volatility are magnified further since the performance of foreign stocks are based on changes in foreign currency, different political and regulatory environments, and the overall economic conditions in the foreign countries where the Fund invests. For a further explanation , see "Risk Factors and Special Considerations" starting on page _____.

--------------------------------------------------------------------------------
[bullet point icon]
INVESTOR EXPENSES: Investors pay various expenses, either directly or indirectly. The figures below show the expenses of the Portfolio and its corresponding Fund for the past year. Actual expenses may be more or less than those shown.

--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
--------------------------------------------------------------------------------

Maximum sales charge on purchases (as a                                   None
percentage of offering price)
Sales charge on reinvested dividends                                      None
Deferred sales charge (as a percentage of                                 None
original purchase price or redemption
proceeds, whichever is lower)
Redemption fee                                                            None
Exchange fee                                                              None


--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES AS A
PERCENTAGE OF AVERAGE NET ASSETS:(AFTER EXPENSE DEFERRAL)
--------------------------------------------------------------------------------

Management fees                                                          1.00%
12b-1 expenses                                                            None
Total other expenses                                                     0.50%
Total operating expenses (after expense deferral)(1)                     1.50%


(1) The Investment Adviser has agreed to waive or defer its management fees and to absorb other operating expenses payable by the Funds and the Portfolios. Total operating expenses would have been _____% absent the waiver and deferral. See "Investment Adviser Compensation".

EXAMPLE: The table shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

----------------------------------------
   1 YEAR   3 YEARS   5 YEARS  10 YEARS
----------------------------------------
      $15       $47       $82      $179

THIS EXAMPLE IS FOR COMPARISON PURPOSES ONLY AND IS NOT A REPRESENTATION OF THE PORTFOLIO'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE.

--------------------------------------------------------------------------------

[bullet point icon]
FINANCIAL HIGHLIGHTS: The figures below have been audited by Ernst & Young L.L.P. with respect to the fiscal year ended March 31, 1996 and 1997, and by Coopers & Lybrand L.L.P. with respect to the commencement of operations through March 31, 1995. Ernst & Young L.L.P. and Coopers & Lybrand L.L.P. are independent auditors whose reports were unqualified. This information should be read in conjunction with the financial statements and the notes thereto which appear in the Trust's 1997 Annual Report.



------------------------------------------------------------------------------------------------------------------------------------
                                                                           4/19/93 TO      4/1/94 TO      4/1/95 TO      4/1/96 TO
                                                                             3/31/94        3/31/95        3/31/96         3/31/97
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA:        $12.50    $12.10    $13.06



Net asset value, beginning of period / Income from investment
operations:                                                                   (0.04)         (0.16)         (0.20)
Net investment income (deficit)                                               (0.36)           1.12           5.09
Net realized and unrealized gains (losses) on securities
and foreign currency
Total from investment operations                                              (0.40)           0.96           4.89
Less distributions:                                                               --             --             --
Dividends from net investment income                                              --             --         (0.02)
Distributions from capital gains
Net asset value, end of period                                                $12.10         $13.06         $17.93
TOTAL RETURN+:                                                               (3.20%)          7.93%         37.48%
RATIOS/SUPPLEMENTAL DATA: Net                                               $104,838       $106,725       $138,155
Assets ($000), end of period
Ratio of expenses to average net assets,
after expense reimbursement++                                                 1.73%*          1.86%          1.74%
Ratio of expenses to average net assets,
before expense reimbursement++                                                 1.80%          1.84%          1.74%
Ratio of net investment deficit to average net assets,
after expense reimbursement++                                               (1.44%)*        (1.27%)        (1.20%)
Ratio of net investment deficit to average net assets,
before expense reimbursement++                                              (1.51%)*        (1.25%)        (1.20%)
Portfolio Turnover**                                                          50.51%        100.46%        129.59%
Average commission rate paid**                                                   N/A            N/A        $0.0523

*  Annualized
** For the corresponding Funds of the Master Trust
+  Computations do not reflect the Portfolio's sales charges
++ Includes expenses allocated form Master Trust Funds

BALANCED GROWTH QUALIFIED PORTFOLIO
--------------------------------------------------------------------------------

[bullet point icon]
INVESTMENT OBJECTIVE: A balance of long-term capital appreciation and current income.

[bullet point icon]
INVESTMENT STRATEGY:   The Investment Adviser actively manages a blended
portfolio of equity and fixed income securities with an emphasis on the overall total return. For the equity portion, the Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It primarily uses computer intensive systematic disciplines to uncover "change at the margin" - positive business developments that are not yet fully reflected in a company's stock price. The fixed income portion is actively managed to take advantage of current interest rates and bond market trends by varying the structure, duration and allocation of fixed income investments from various business sectors.

[bullet point icon]
PRINCIPAL INVESTMENTS: Under normal conditions, the Fund allocates about 60% of its total assets (but no more than 70% and no less than 50%) to equity securities and about 40% of its total assets to debt securities issued by corporations and the U.S. government, and its agencies and instrumentalities. A portion of the Fund's total assets (less than 35%) may be invested in debt securities rated below investment grade. The Fund may invest up to 20% of its total assets in securities of foreign issuers. The Fund may also use options and futures contracts as hedging techniques.

[bullet point icon]
PORTFOLIO MANAGEMENT: The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams on page_____.

[bullet point icon]
RISK FACTORS: As with any fund that invests in common stocks and debt obligations, the value of your investment will fluctuate in response to movements in the stock and bond markets. Equity securities of companies in which the Fund invests may be more volatile than securities of larger, more established companies. The value of the Fund's debt securities will change as interest rates fluctuate: if rates go up, the value of debt securities fall; if rates go down, the value of debt securities go up. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with
shorter maturities.   Lower rated securities in which the Fund invests are
considered speculative and are subject to greater risk of loss than investment
grade securities, particularly in deteriorating economic periods.   For a
further explanation, see "Risk Factors and Special Considerations" starting on page _____.

--------------------------------------------------------------------------------
[bullet point icon]
INVESTOR EXPENSES: Investors pay various expenses, either directly or indirectly. The figures below show the expenses of each Portfolio and its
corresponding Fund for the past year.   Actual expenses may be more or less than
those shown.

--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES:
--------------------------------------------------------------------------------

Maximum sales charge on purchases (as a percentage of offering price)     None
Sales charge on reinvested dividends                                      None
Deferred sales charge (as a percentage of original
purchase price or redemption proceeds, whichever is lower)                None
Redemption fee                                                            None
Exchange fee                                                              None

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES AS
A PERCENTAGE OF AVERAGE NET ASSETS:
--------------------------------------------------------------------------------

(AFTER EXPENSE DEFERRAL)Management fees                                  0.75%
12b-1 expenses                                                            None
Total other expenses                                                     0.50%
Total operating expenses (after expense deferral)(1)                     1.25%

(1) The Investment Adviser has agreed to waive or defer its management fees and to absorb other operating expenses payable by the Funds and the Portfolios. Total operating expenses would have been _____% absent the waiver and deferral. See "Investment Adviser Compensation".


EXAMPLE: The table shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.
----------------------------------------
   1 YEAR   3 YEARS   5 YEARS  10 YEARS
----------------------------------------
     $13      $40       $69      $151

THIS EXAMPLE IS FOR COMPARISON PURPOSES ONLY AND IS NOT A REPRESENTATION OF THE PORTFOLIO'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE.
--------------------------------------------------------------------------------

[bullet point icon]
FINANCIAL HIGHLIGHTS: The figures below have been audited by Ernst & Young L.L.P. with respect to the fiscal year ended March 31, 1996 and 1997, and by Coopers & Lybrand L.L.P. with respect to the commencement of operations through March 31, 1995. Ernst & Young L.L.P. and Coopers & Lybrand L.L.P. are independent auditors whose reports were unqualified. This information should be read in conjunction with the financial statements and the notes thereto which appear in the Trust's 1997 Annual Report.


------------------------------------------------------------------------------------------------------------------------------------
                                                                           4/19/93 TO      4/1/94 TO      4/1/95 TO      4/1/96 TO
                                                                             3/31/94        3/31/95        3/31/96         3/31/97
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA:                                                               $12.50         $13.52         $13.74
Net asset value, beginning of period / Income from investment
operations:                                                                     0.15           0.21         (0.34)
Net investment income (deficit)                                                 1.02           0.22           2.42
Net realized and unrealized gains (losses) on securities and foreign currency
Total from investment operations                                                1.17           0.43           2.76
Less distributions:                                                           (0.15)         (0.21)         (0.34)
Dividends from net investment income                                              --            --              --
Distributions from capital gains
Net asset value, end of period                                                $13.52         $13.74         $16.16
TOTAL RETURN+:                                                               (9.35%)          3.22%         20.16%
RATIOS/SUPPLEMENTAL DATA:                                                     $6,446         $4,980         $5,902
Net Assets ($000), end of period
Ratio of expenses to average net
assets, after expense reimbursement++                                         1.59%*          1.60%          1.60%
Ratio of expenses to average net                                               3.28%     2.78%3.30%
assets, before expense reimbursement++
Ratio of net investment deficit to                                            1.30%*          1.44%          2.16%
average net assets, after expense reimbursement++
Ratio of net investment deficit to                                          (0.39%)*          0.26%          0.88%
average net assets, before expense reimbursement++
Portfolio Turnover**                                                          85.43%        110.40%        197.19%
Average commission rate paid**                                                   N/A            N/A        $0.0594



*  Annualized
** For the corresponding Funds of the Master Trust
+  Computations do not reflect the Portfolio's sales charges
++  Includes expenses allocated form Master Trust Funds

INCOME & GROWTH QUALIFIED PORTFOLIO
--------------------------------------------------------------------------------

[bullet point icon]
INVESTMENT OBJECTIVE: Maximum total return, consisting of long-term capital appreciation and current income.

[bullet point icon]
INVESTMENT STRATEGY:  The Fund invests primarily in convertible securities.
The Investment Adviser evaluates each security's investment characteristics as a
fixed income instrument as well as its potential for capital appreciation.   In
evaluating convertibles, the Investment Adviser searches for what it calls "changes at the margin" -- positive business developments which are not yet fully reflected in the company's stock price. It searches for successful growing companies that are managing change advantageously and poised to exceed growth expectations.

[bullet point icon]
PRINCIPAL INVESTMENTS: Under normal
conditions, the Fund invests at least 65% of its total assets in convertible securities of U.S. companies. It invests the remainder of the assets primarily in common and preferred stocks, debt securities, and securities issued by the
U.S. government, and its agencies and instrumentalities.   The Fund may also use
options and futures contracts as hedging techniques.

At all times, the Fund invests a minimum of 25% of its total assets in common & preferred stocks, and 25% in other income producing convertible and debt securities. The Fund may also invest up to 35% of its assets in debt securities rated below investment grade.

[bullet point icon]
PORTFOLIO MANAGEMENT   The Investment Adviser emphasizes a team approach to
portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page _____.

[bullet point icon]
RISK FACTORS:    Convertible securities have the investment characteristics of both equity and debt securities. Accordingly, the value of your investment will fluctuate with movements in the stock and bond markets. The companies in which the Fund invests may be subject to more volatile market movements than securities of larger more established companies. With respect to debt securities, an increase in interest rates will tend to reduce their value while
a decrease will tend to increase their value.  In addition,  the   lower rated
convertible securities in which the  Fund  may invest   are considered
predominately speculative and are subject to greater market risk and volatility than securities issued by companies with more financial stability. The issuers of these securities may have difficulty meeting projected goals or obtaining additional financing during recessions or periods of high interest rates which may lead to a weakened capacity on the part of the company to make interest and
principal payments.   For a further explanation, see "Risk Factors and Special
Considerations" starting on page _____.

--------------------------------------------------------------------------------
[bullet point icon]
INVESTOR EXPENSES: Investors pay various expenses, either directly or indirectly. The figures below show the expenses of the Portfolio and its corresponding Fund for the past year. Actual expenses may be more or less than those shown.

--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
--------------------------------------------------------------------------------

Maximum sales charge on purchases
(as a percentage of offering price)                                       None
Sales charge on reinvested dividends                                      None
Deferred sales charge (as a percentage of original
purchase price or redemption proceeds, whichever is lower)                None
Redemption fee                                                            None
Exchange fee                                                              None

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
--------------------------------------------------------------------------------

Management fees                                                          0.75%
12b-1 expenses                                                            None
Total other expenses                                                     0.50%
Total operating expenses (after expense deferral)(1)                     1.25%

(1) The Investment Adviser has agreed to waive or defer its management fees and to absorb other operating expenses payable by the Funds and the Portfolios. Total operating expenses would have been ____% absent the waiver and deferral. See "Investment Adviser Compensation".

EXAMPLE: The table shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

   1 YEAR   3 YEARS   5 YEARS  10 YEARS
     $13       $40       $69      $151

THIS EXAMPLE IS FOR COMPARISON PURPOSES ONLY AND IS NOT A REPRESENTATION OF THE PORTFOLIO'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE.

--------------------------------------------------------------------------------
[bullet point icon]
FINANCIAL HIGHLIGHTS: The figures below have been audited by Ernst & Young L.L.P. with respect to the fiscal year ended March 31, 1996 and 1997, and by Coopers & Lybrand L.L.P. with respect to the commencement of operations through March 31, 1995. Ernst & Young L.L.P. and Coopers & Lybrand L.L.P. are independent auditors whose reports were unqualified. This information should be read in conjunction with the financial statements and the notes thereto which appear in the Trust' 1997 Annual Report.


------------------------------------------------------------------------------------------------------------------------------------
                                                                           4/19/93 TO      4/1/94 TO      4/1/95 TO      4/1/96 TO
                                                                             3/31/94        3/31/95        3/31/96         3/31/97
------------------------------------------------------------------------------------------------------------------------------------


PER SHARE DATA:                                                               $12.50         $14.16         $12.86
Net asset value, beginning of period / Income from                              0.32           0.49           0.48
investment operations:                                                          2.15         (0.89)           2.82
Net investment income (deficit)
Net realized and unrealized gains (losses) on securities
and foreign currency
Total from investment operations                                                2.47         (0.40)           3.30
Less distributions:                                                           (0.32)         (0.49)         (0.48)
Dividends from net investment income                                          (0.49)         (0.41)             --
Distributions from capital gains
Net asset value, end of period                                                 14.16         $12.86         $15.68
TOTAL RETURN+:                                                                19.65%        (2.64%)         26.00%
RATIOS/SUPPLEMENTAL DATA: Net Assets ($000), end of period                   $30,447        $31,150        $31,712
Ratio of expenses to average net assets, after expense
reimbursement++                                                               1.59%*          1.60%          1.60%
Ratio of expenses to average net assets, before expense
reimbursement++                                                                1.83%          1.76%          1.76%
Ratio of net investment deficit to average net assets, after
expense reimbursement++                                                       2.83%*          3.71%          3.29%
Ratio of net investment deficit to average net assets, before
expense reimbursement++                                                       2.59%*          3.55%          3.12%
Portfolio Turnover**                                                         117.52%        125.51%        144.97%
Average commission rate paid**                                                   N/A        $0.0022        $0.0597



*  Annualized
** For the corresponding Funds of the Master Trust
+  Computations do not reflect the Portfolio's sales charges
++  Includes expenses allocated form Master Trust Funds

GOVERNMENT INCOME QUALIFIED PORTFOLIO

[bullet point icon]
INVESTMENT OBJECTIVE: Current income consistent with prudent income risk and preservation of capital.

[bullet point icon]
INVESTMENT STRATEGY: The Fund invests primarily in intermediate-term government bonds. When evaluating any bond, the Investment Adviser selects bonds based on a "top down" analysis of economic trends. It also analyzes the yield to maturity of the security, the security's credit quality, and the effect the security will have on the average yield to maturity of the Fund.

[bullet point icon]
PRINCIPAL INVESTMENTS: Under normal conditions, the Fund invests at least 75% of its total assets in securities issued by the U.S. government, and its agencies and instrumentalities. It invests the remainder primarily in mortgage-related securities, investment grade debt obligations and short-term investments. The Fund's weighted average portfolio duration varies from three to six years.

[bullet point icon]
PORTFOLIO MANAGEMENT:  The Investment Adviser emphasizes a team approach to
portfolio management to maximize overall effectiveness.   For a complete list of
the portfolio team, see "Portfolio Teams on page __.

[bullet point icon]
RISK FACTORS: As with any fund that invests in bonds, the value of your investment will fluctuate in response to movements in interest rates. If interest rates go up, the values of debt securities fall; if rates go down, the value of debt securities go up. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities. The Fund's value and current yield are not guaranteed by the U.S. government.
In addition, obligations issued by certain governmental agencies, such as Freddie Mac and Fannie Mae, are not guaranteed by the full faith and credit of the U.S. government. For a further explanation, see "Risk Factors and Special Considerations" starting on page _____.

--------------------------------------------------------------------------------

[bullet point icon]
INVESTOR EXPENSES: Investors pay various expenses, either directly or indirectly. The figures below show the expenses for each Portfolio and its corresponding Fund for the past year. Actual expenses may be more or less than those shown.

--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
--------------------------------------------------------------------------------
Maximum sales charge on purchases (as a percentage of offering price)      4.75%
Sales charge on reinvested dividends                                       None
Deferred sales charge (as a percentage of original purchase price
or redemption proceeds, whichever is lower)                                None
Redemption fee                                                             None
Exchange fee                                                               None

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
--------------------------------------------------------------------------------
Management fees                                                            0.40%
12b-1 expenses                                                             0.25%
Total other expenses                                                       0.15%
Total operating expenses (after expense deferral)(1)                       0.80%


(1) The Investment Adviser has agreed to waive or defer its management fees and to absorb other operating expenses payable by the Funds and the Portfolios. Total operating expenses would have been ____% absent the waiver and deferral. See "Investment Adviser Compensation".

EXAMPLE The table shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.


  1 YEAR    3 YEARS    5 YEARS   10 YEARS
---------------------------------------------
    $8        $26        $44        $99

THIS EXAMPLE IS FOR COMPARISON PURPOSES ONLY AND IS NOT A REPRESENTATION OF THE PORTFOLIO'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE.

--------------------------------------------------------------------------------

[bullet point icon]

FINANCIAL HIGHLIGHTS: The figures below have been audited by Ernst & Young L.L.P. with respect to the fiscal year ended March 31, 1996 and 1997, and by Coopers & Lybrand L.L.P. with respect to the commencement of operations through March 31, 1995. Ernst & Young L.L.P. and Coopers & Lybrand L.L.P. are independent auditors whose reports were unqualified. This information should be read in conjunction with the financial statements and the notes thereto which appear in the Trust's 1997 Annual Report.



                                                                     12/27/93 TO      4/1/94 TO      4/1/95 TO      4/1/96 TO
                                                                       3/31/94         3/31/95        3/31/96        3/31/97
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA:                                                         $12.50         $12.51         $12.29

Net asset value, beginning of period / Income from
investment operations:                                                   0.29           0.63           0.75

Net investment income (deficit)

Net realized and unrealized gains (losses) on securities
and foreign currency                                                     0.34          (0.19)          0.45

Total from investment operations                                         0.63           0.44           1.20

Less distributions:                                                     (0.29)         (0.63)         (0.75)

Dividends from net investment income
Distributions from capital gains                                        (0.33)         (0.03)           --

Net asset value, end of period                                          $12.51         $12.29         $12.74

TOTAL RETURN+:                                                           4.97%          3.68%          9.71%

RATIOS/SUPPLEMENTAL DATA: Net Assets ($000), end of period               $820           $925          $1,297

Ratio of expenses to average net assets,
after expense reimbursement++                                           1.10%*          1.10%          0.93%

Ratio of expenses to average net assets,
before expense reimbursement++                                          20.28%*         8.40%          9.58%

Ratio of net investment deficit to average net assets,
after expense reimbursement++                                           3.07%*          5.18%          5.78%

Ratio of net investment deficit to average net assets,
before expense reimbursement++                                         (16.11%)*       (2.12%)        (0.75%)

Portfolio Turnover**                                                    159.17%        258.72%        190.47%
Average commission rate paid**                                            N/A            N/A            N/A


*  Annualized
** For the corresponding Funds of the Master Trust
+  Computations do not reflect the Portfolio's sales charges
++ Includes expenses allocated form Master Trust Funds

--------------------------------------------------------------------------------



YOUR ACCOUNT
--------------------
TRANSACTION POLICIES

PURCHASE OF SHARES. Shares are offered at net asset value without a sales charge to qualified retirement plans, financial and other institutions and "wrap accounts." The minimum initial investment is $250,000, and the minimum subsequent investment to $10,000. The Distribution may waive these minimums from time to time.

VALUATION OF SHARES The net asset value per share (NAV) for each Portfolio is determined each business day at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) by dividing a Portfolio's net assets by the number of its shares outstanding.

BUY AND SELL PRICES When you buy shares, you pay the NAV, as described earlier. When you sell shares, you receive the NAV.

EXECUTION OF REQUESTS Each Portfolio is open on those days when the New York Stock Exchange is open, usually Monday - Friday. Buy and sell requests are executed at the NAV next calculated after your request is received in good order by the Transfer Agent. Investments by participants of qualified retirement plans are made through the plan sponsor or administrator.
At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing or by facsimile. Each Portfolio reserves the right to reject any purchase or to suspend or modify the continuous offering of its shares. Your financial representative is responsible for forwarding payment promptly to the Transfer Agent. The Trust reserves the right to cancel any buy request if payment is not received within three days.

In unusual circumstances, any Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

TELEPHONE TRANSACTIONS For your protection, telephone requests may be recorded in order to verify their accuracy. In addition the Trust will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or taxpayer ID number and other relevant information. If these measures are not taken, your Portfolio may be responsible for any losses that may occur in your account due to an unauthorized telephone call.

CERTIFICATED SHARES Most shares are electronically recorded. If you wish to have certificates for your shares, please write to the Transfer Agent. Certificated shares can only be sold by returning the certificates to the Transfer Agent, along with a letter of instruction or a stock power and a signature guarantee.

SALES IN ADVANCE OF PURCHASE PAYMENTS When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Portfolio will not release the proceeds to you until your purchase payment clears. This may take up to fifteen calendar days after the purchase.

SHAREHOLDER INQUIRIES Shareholder inquiries should be addressed to the Trust, c/o the Trust's transfer agent,

State Street Bank and Trust Company,
Attention: Nicholas-Applegate Mutual Funds,
P.O. Box 8326,
Boston, MA  02266-8326.

Telephone inquiries can be made by calling 1-800-551-8043 or, from outside the U.S. 1-617-774-5000 (collect).

The services referred to may be terminated or modified at any time upon 60 days' written notice to shareholders. Shareholders seeking to add to, change or cancel their selection of available services should contact the Transfer Agent at the address and telephone number provided above.

DIVIDENDS AND ACCOUNT POLICIES

RETIREMENT PLANS You may invest in each Portfolio through various retirement plans, including IRAs, Simplified Employee Plan (SEP) IRAs, 403(b) plans, 457 plans, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact the Distributor or your dealer. To determine which retirement plan is appropriate for you, consult your tax adviser.

ACCOUNT STATEMENTS  In general, you will receive account statements as follows:

-    After every transaction that affects your account balance.
-    After any changes of name or address of the registered owner(s).
-    In all other circumstances, every quarter.

Every year you will also receive, if applicable, a Form 1099 tax information statement, mailed by January 31. Participants in qualified retirement plans will receive account information from their plan sponsor or administrator

DIVIDENDS The Portfolios generally distribute most or all of their net earnings in the form of dividends. Each Portfolio pays dividends as follows:

ANNUALLY                       QUARTERLY            MONTHLY
Large Cap                      Balanced Growth      Government Income
Core Growth                    Income & Growth
Emerging Growth
Worldwide Growth
International Small Cap

International Core Growth
Emerging Countries


Any net capital gains are distributed annually.

DIVIDEND REINVESTMENTS If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the ex-dividend date. Alternatively, you can choose to have a check for your dividends mailed to you.

TAXABILITY OF DIVIDENDS As long as a Portfolio meets the requirements for being a tax-qualified regulated investment company, which each Portfolio has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.

Consequently, dividends you receive from a Portfolio whether reinvested or taken as cash, are generally considered taxable. Dividends from a Portfolio's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The Form 1099 that is mailed to you details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Unless you are investing through a tax-exempt retirement account, any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

SMALL ACCOUNTS (NON-RETIREMENT ONLY) If you draw down a non-retirement account so that its total value is less than $10,000, you may be asked to purchase more shares within 60 days. If you do not take action, the Portfolio may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to Fund performance.

AUTOMATIC WITHDRAWALS You may make automatic withdrawals from a Portfolio of $250 or more on a monthly or quarterly basis if you have an account of $15,000 or more in the Portfolio. Withdrawal proceeds will normally be received prior to the end of the month or quarter. See the account application for further information.

AUTOMATIC INVESTMENT PLAN You may make regular monthly or quarterly investments in each Portfolio through automatic withdrawals of specified amounts from your bank account or through payroll deductions in accordance with the procedures of your qualified retirement plan once an automatic investment plan is established. See the account application or your plan administrator for further details about this service or call the Transfer Agent at 1-800-551-8043.

CROSS-REINVESTMENT You may cross-reinvest dividends or dividends and capital gains distributions paid by one Portfolio into shares of another Portfolio, subject to conditions outlined in the Statement of Additional Information and the applicable provisions of your qualified retirement plan.


                                                                       OPENING AN ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
   FOR THIS TYPE                                                                             PARTICIPANTS IN QUALIFIED
    OF ACCOUNT                               REGULAR INVESTMENT                                  RETIREMENT PLANS
------------------------------------------------------------------------------------------------------------------------------------
This is the minimum
initial investment                                $250,000
--------------------------------------------------------------------------------     Contact your plan administration or sponsor
Use this type of                              New Account Form
  application                                 (Non-Retirement)
------------------------------------------------------------------------------------------------------------------------------------
Before completing the         Each Portfolio offers a variety of features, which are described in the "Your Account" section of
    application                         this prospectus.  Please read this section before completing the application.
------------------------------------------------------------------------------------------------------------------------------------
  Completing the                                If you need assistance, contact your financial representative,
    application                                                       or call the Trust.
------------------------------------------------------------------------------------------------------------------------------------
If you are a participant in a                      Make purchases through your plan administrator or sponsor,
  qualified retirement plan                                who is responsible for transmitting orders.
------------------------------------------------------------------------------------------------------------------------------------
If you are sending money                    Mail application and check, payable to: NICHOLAS-APPLEGATE MUTUAL FUNDS,
        by CHECK                        PO BOX 8326, BOSTON, MA 02266 8326.  The Trust cannot accept third-party checks.
------------------------------------------------------------------------------------------------------------------------------------
If you are sending money                Please read the bank wire or ACH section under the "Buying Shares" section below.
  by BANK WIRE or ACH                 You will need an account number with the Trust by sending a completed application to:
                                               NICHOLAS-APPLEGATE MUTUAL FUNDS, PO BOX 8326, BOSTON, MA 02266 8326.
                            To receive your account number, call either your financial representative or the Trust at (800)551-8043.
------------------------------------------------------------------------------------------------------------------------------------

                                                                         BUYING SHARES
------------------------------------------------------------------------------------------------------------------------------------
   FOR THIS TYPE                                                                             PARTICIPANTS IN QUALIFIED
    OF ACCOUNT                               REGULAR INVESTMENT                                  RETIREMENT PLANS
------------------------------------------------------------------------------------------------------------------------------------
This is the minimum                                $10,000                                Contact your plan administrator
additional investment                                                                                 or sponsor
------------------------------------------------------------------------------------------------------------------------------------
The price you will receive                     The Trust is open on days that the New York Stock Exchange is open.
                                   All transactions received in good order before the market closes receives that day's price.
------------------------------------------------------------------------------------------------------------------------------------
If you are a participant in                        Make purchases through your plan administrator or sponsor,
a qualified retirement plan                               who is responsible for transmitting orders.
------------------------------------------------------------------------------------------------------------------------------------
If you are sending money
      by BANK WIRE                                Instruct your bank to wire the amount you wish to invest to:
                                                         STATE STREET BANK & TRUST CO. - ABA #011000028
                                                                         DDA #9904-645-0
                                                              STATE STREET BOS, ATTN: MUTUAL FUNDS
                                             CREDIT: NICHOLAS-APPLEGATE [PORTFOLIO NAME], [YOUR NAME],[ACCOUNT NAME]
------------------------------------------------------------------------------------------------------------------------------------
If you are sending money
        by ACH                        Call your bank to ensure (1) that your bank supports ACH, and (2) this feature is active on your bank account.  To establish this option, either complete the appropriate sections when opening an account, or contact your financial representative or the Trust at (800) 551-8043 for further information.
                                                  To initiate an ACH purchase, call the Trust at (800)551-8043.
------------------------------------------------------------------------------------------------------------------------------------

                                                                         EXCHANGING SHARES
------------------------------------------------------------------------------------------------------------------------------------
   FOR THIS TYPE                                                                             PARTICIPANTS IN QUALIFIED
    OF ACCOUNT                               REGULAR INVESTMENT                                  RETIREMENT PLANS
                                 ---------------------------------------------------------------------------------------------------
 This is the minimum                              $250,000                         Contact your plan administrator or sponsor
exchange amount to open
    a new account
------------------------------------------------------------------------------------------------------------------------------------
    The price you                             The Trust is open on days that the New York Stock Exchange is open.
    will receive                  All transactions received in good order before the market closes receives that day's price.
------------------------------------------------------------------------------------------------------------------------------------
Things you should                 The exchange must be to a Qualified Portfolio and to an account with the same registration.
       know                         If opening an account as part of an exchange, you must obtain and read the prospectus.
                                If you intend to keep money in the portfolio you are exchanging from, make sure that you leave an amount equal or greater that the portfolio's minimum account size (see the "Opening an Account" section).
                                     To protect other investors, the Trust may limit the number of exchanges you can make.
                              Participants in qualified retirement plans may exchange through the plan administrator or sponsor and only with those Portfolios that are included in the plan.
------------------------------------------------------------------------------------------------------------------------------------
How to request an                      Either contact your financial representative, or call the Trust at (800) 551-8043.
exchange by PHONE            The Trust will accept a request by phone if this feature was previously established on your account.
                                                     See the "Your Account" section for further information.
------------------------------------------------------------------------------------------------------------------------------------
How to request an     Please put your exchange request in writing, including: the name on the account, the name of the portfolio and
exchange by MAIL             the account number you are exchanging from, the shares or dollar amount you wish to exchange, and the portfolio you wish to exchange to.  Mail this request to: PO BOX 8326, BOSTON, MA 02266 8326.
------------------------------------------------------------------------------------------------------------------------------------

                                                         SELLING OR REDEEMING SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                           IN WRITING                                                BY PHONE
------------------------------------------------------------------------------------------------------------------------------------
Things you             Certain requests may require a SIGNATURE GUARANTEE.    Selling shares by phone is a service option which must
should know            See that section below for further information.  You      be established on your account prior to making a
                             may sell up to the full account value.            request.  See the "Your Account" section, or contact
                                                                                  your financial representative or the Trust at
                                                                                     (800) 551-8043 for further information.
                                                                               The maximum amount which may be requested by phone,
                                                                                     regardless of account size, is $50,000.
                                                                              Amount greater than that must be requested in writing.
                                                                              If you wish to receive your monies by bank wire, the
                                                                                          minimum request is $5,000.
                       -------------------------------------------------------------------------------------------------------------
                                If you purchased shares through a financial representative, a plan administrator/sponsor, you should call them regarding the most efficient way to sell shares.
                                If you bought shares recently by check, they may not be available to be sold for up to
                                                      15 calendar days from the date of purchase.
                                        Sales by a corporation, trust or fiduciary may have special requirements.
                       Please call your financial representative, a plan administrator/sponsor or the Trust for further information.
------------------------------------------------------------------------------------------------------------------------------------
The price you                        The Trust is open on days that the New York Stock Exchange is open.
will receive               All transactions received in good order before the market closes receives that day's price.
------------------------------------------------------------------------------------------------------------------------------------
 If you are a                                 Makes sales through your plan administrator or sponsor,
participant in                                      who is responsible for transmitting orders.
 a qualified
retirement plan
------------------------------------------------------------------------------------------------------------------------------------
  If you want to        Please put your request in writing, including:             Either contact your financial representative
receive your monies     the name of the account owners, account number                 or call the Trust at (800) 551-8043.
   by BANK WIRE         and Portfolio you are redeeming from, the share           The proceeds will be sent to the existing bank
                         or dollar amount you wish to sell, signed by                  wire address listed on the account.
                          all account owners.  Mail this request to:
                               NICHOLAS-APPLEGATE MUTUAL FUNDS,
                              PO BOX 8326, BOSTON, MA 02266 8326.
                        The check will be sent to the existing bank wire
                                 address listed on the account.

------------------------------------------------------------------------------------------------------------------------------------
  If you want to            Please call the Trust at (800) 551-8043.                       Either contact your financial
representative or                                                                        call the Trust at (800) 551-8043.
receive your monies                                                               The proceeds will be sent to the existing ACH
      by ACH                                                                    instructions on the account and will generally be
                                                                                received at your bank two business days after your
                                                                                                 request is received.
------------------------------------------------------------------------------------------------------------------------------------

                                                            SIGNATURE GUARANTEES
------------------------------------------------------------------------------------------------------------------------------------
A definition            A signature guarantee is required of a financial institution to verify the authenticity of an individual's signature.
                                    It can usually be obtained by a broker, commercial or savings bank or credit union.
------------------------------------------------------------------------------------------------------------------------------------
When do you need one            A signature guarantee is needed when making a written request for the following reasons:
                                                   1. When selling more than $50,000 work of shares;
                       2. When you want a check or bank wire sent to a name or address that is not currently listed on the account;
                            3. To sell shares from an account controlled by a corporation, partnership, trust or fiduciary; or
                                                 4.  If your address was changed within the last 60 days.
------------------------------------------------------------------------------------------------------------------------------------

ORGANIZATION AND MANAGEMENT

MASTER/FEEDER STRUCTURE
------------------------

The Portfolios are series of shares of the Nicholas-Applegate Mutual Funds (the "Trust"). Unlike other mutual funds that acquire their securities directly, the Portfolios invest their assets in the Funds, which are series of Nicholas-Applegate Investment Trust (the "Master Trust"). This two-tier structure is known as a "master/ feeder" structure. One to five Portfolios, or feeder funds, each designated A, B, C, I or Q invest in each Fund. (For example a Portfolio seeking capital appreciation by investing in securities of issuers located in countries with emerging securities markets invests in the Emerging Countries
Fund.)   The major variations among the Portfolios that invest in the same
Master Fund are sales charges, expenses, and investment minimums. The Board of Trustees believes that the aggregate per share expenses of each Portfolio are no greater than the expenses that a Portfolio would incur if it retained the services of an investment adviser and invested assets directly into the types of
securities held by the Fund.   You can obtain more information about the A, B, C
and I Portfolios from your Investment Representative, or from Nicholas-Applegate Securities at telephone (800) 551-8643.

A Board of Trustees supervises the overall activities of the Master Trust. The Board selects an investment adviser, an administrator, and a custodian for the Fund. The Board has the right to terminate these relationships and retain a different company if it believes it is in the best interests of the Master Trust.

A separate Board of Trustees supervise the overall activities of the Trust . It selects the master fund in which to invest, a distributor to market its shares to investors, a transfer agent, administrators, and others to provide services. Individual investors purchase shares of the Portfolios through financial intermediaries or directly from the Trust.

Each Portfolio may withdraw its investment from the corresponding Fund at any time if the Board determines that it is in the best interests of the shareholders and only with approval of the Portfolio's shareholders. In that event, the Board of Trustees would consider alternative arrangements such as investing a Portfolio's assets in another investment company with the same investment objectives as the Portfolio or hiring an investment manager to invest the assets in accordance with the Portfolio's investment policies.

A Portfolio may also be liquidated at any time by the shareholders. The net proceeds of any liquidation will be distribute to all shareholders in proportion to their respective holdings.

Whenever a Portfolio is requested to vote, as shareholder, on a matter pertaining to the corresponding Fund, the Portfolio will hold a meeting of its shareholders so that shareholders can provide instructions. The Portfolio will
in turn vote in the same proportion as directed by the shareholders.   Approval
of changes in a Fund's investment objective, policies, and limitations by a majority of the Portfolios may require a non-assenting Portfolio to withdraw its investment in the Fund.

                             MASTER FEEDER STRUCTURE


                       -----------------------------------
                                  SHAREHOLDERS
                       -----------------------------------
                                        |
                                        |
                                        |  BUY SHARES IN
                                        |
                       -----------------------------------
                                   PORTFOLIOS
                                       of
                         Nicholas-Applegate Mutual Funds
                       -----------------------------------
                                        |
                                        |
                                        |  INVEST IN
                                        |
                       -----------------------------------
                                  MASTER FUNDS
                                       of
                       Nicholas-Applegate Investment Trust
                       -----------------------------------
                                        |
                                        |
                                        |  INVEST IN
                                        |
                       -----------------------------------
                                 STOCKS, BONDS &
                                OTHER SECURITIES
                       -----------------------------------

INVESTMENT ADVISER COMPENSATION. Each Master Fund pays the Investment Adviser a fee pursuant to an investment advisory agreement. The Emerging Countries Fund pays a monthly fee at the annual rate of 1.25% of the Fund's net assets. The Worldwide and International Growth Fund each pay a monthly fee at the annual rate of 1.00% on the first $500 million of each Fund's net assets, .90% on the next 500 million of each Fund's net assets, and .85% on net assets on each Fund in excess of $1 billion. The Emerging Growth Fund pays at the annual rate of 1.00% of the Fund's net assets. Each of the Large Cap Growth, Core Growth Fund, Income & Growth Fund and Balanced Growth Fund pay at the annual rate of 0.75% of the first $500 million of the Fund's net assets, 0.675% of the next $500 million
of net assets, and 0.65% of net assets in excess of $1 billion;   The Government
Income Fund, pays at the annual rate 0.40% of the fist $500 million of the Fund's net assets, and 0.35% of net assets in excess of $500 million.

The Investment Adviser has agreed to waive or defer its management fees payable by the Funds, and to absorb other operating expenses of the Funds and the Portfolios, so that the expenses for each Portfolio will not exceed the following expense ratios on an annual basis through March 31, 1998. Worldwide Growth Portfolio 1.60%, International Core Growth and International Small Cap Growth Portfolios - 1.65%, Emerging Countries Portfolio - 1.90%, Income and Growth, Balanced Growth, Large Cap and Core Growth Portfolios - 1.25%, Emerging
Growth Portfolio - 1.50%, and Government Income Portfolio - .80%   Each
Portfolio will reimburse the Investment Adviser for fees deferred or other expenses paid pursuant to this Agreement in later years in which operating expenses for the Portfolio are less than the percentage limitation set forth above for any such year.

ADMINISTRATOR COMPENSATION. The Funds and the Portfolios pay administrative fees for administrative personnel and services (including certain legal and financial reporting services). Each Portfolio pays Nicholas-Applegate Capital Management an annual fee of .10% of net assets. Each Portfolio pays Investment Company Administration Corporation (ICAC) an annual fee of $5,000 - $35,000. In addition, each Fund pays ICAC a fee at an annual rate equal to 0.15% of the average net assets of each Fund.

DISTRIBUTOR:
Nicholas-Applegate Securities
600 West Broadway, 30th Floor
San Diego, California  92101


PORTFOLIO TRADES. The Investment Adviser is responsible for the Funds' portfolio transactions. In placing portfolio trades, the Investment Adviser may use brokerage firms that sell shares of the Portfolio or that provide research services to the Fund, but only when the Investment Adviser believes no other firm offers a better combination of quality execution (i.e. timeliness and
completeness) and favorable price.    The Investment Adviser expects high annual
portfolio turnover up to 200%. This is generally higher than other funds and will result in the Funds incurring higher brokerage costs.

INVESTMENT OBJECTIVE. Each Fund's and each Portfolio's investment objective is fundamental and may only be changed with shareholder approval.

DIVERSIFICATION.  All the Funds are diversified.


PORTFOLIO TEAMS
----------------------------------------------------------------------------------------------------
EQUITY MANAGEMENT - INTERNATIONAL/GLOBAL

NAME                                                                  FUND

Catherine Somhegyi, Partner                                           Worldwide Growth
Chief Investment Officer - Global Equity Management                   International Core Growth
Joined firm in 1987; prior investment                                 International Small Cap
experience with Professional Asset Securities, Inc.                   Emerging Countries
and Pacific Century Advisers                                          Emerging Growth
M.B.A. and B.S. - University of Southern California                   Balanced Growth
                                                                      Income and Growth

Larry Speidell, Partner, CFA                                          Worldwide Growth
Director of Global/Systematic Portfolio Management and Research       Balanced Growth
Joined firm in 1994; 23 years prior investment experience with
Batterymarch Financial Management and Putnam Management Company
M.B.A. - Harvard University; B.E. - Yale University

John J. Kane, Partner                                                 Worldwide Growth
Portfolio Manager - U.S. Systematic                                   International Core Growth
Joined firm in 1994; 25 years prior investment/economics              International Small Cap
experience with ARCO Investment Management Company and                Emerging Countries
General Electric Company                                              Balanced Growth
M.A. and B.A. - Columbia University; M.B.A. - University of
California, Los Angeles

Ernesto Ramos, Ph.D.                                                  Worldwide Growth
Portfolio Manager - International                                     International Core Growth
Joined firm in 1994; 14 years prior investment and quantitative       International Small Cap
research experience with Batterymarch Financial Management;
Bolt Beranek & Newman Inc.; and Harvard University
Ph.D. - Harvard University; B.S. - Massachusetts Institute
of Technology

Loretta J. Morris                                                     Worldwide Growth
Portfolio Manager - International;                                    International Core Growth
Joined firm in 1990;  10 years prior investment experience with       International Small Cap
Collins Associates
Attended California State University, Long Beach;
CFA Level II candidate

Alex Muromcew                                                         Worldwide Growth
Portfolio Manager - International                                     International Core Growth
Joined firm in 1996; 6 years prior investment experience with         International Small Cap
Jardine Fleming Securities (Japan); Emerging Markets Investors
Corporation; Teton Partners LP
M.B.A. - Stanford University, B.A. - Dartmouth College


Pedro V. Marcal                                                       Worldwide Growth
Portfolio Manager - Emerging Countries                                Emerging Countries
Joined firm in 1994; 5 years prior investment experience with
A. B. Laffer, V. A. Canto & Associates; and A-Mark Precious Metals
B.A. - University of California, San Diego

Aaron Harris                                                          Emerging Countries
Portfolio Manager - Emerging Countries
Joined the firm in 1995; prior experience
at Chemical Bank
B.A. - Princeton University

Eswar Menon                                                           Emerging Countries
Portfolio Manager - Emerging Countries
Joined firm in 1995; 5 years prior experience
with Koeneman Capital Management and
Integrated Device Technology
M.B.A., summa cum laude - University of
Chicago; M.S. - University of California,
Santa Barbara; B.S. - Indian Institute of
Technology, Madras.

EQUITY MANAGEMENT- U.S.

John C. Marshall, Jr., Partner                                        Core Growth
Chief Investment Officer - Institutional Equity Management
Joined firm in 1989; 8 years prior investment experience with
Pacific Century Advisers; San Diego Trust & Savings Bank;
Howard, Weil, Labouisse, Friedrichs Inc.
M.B.A. and B.B.A. - Southern Methodist University

Andrew B. Gallagher                                                   Core Growth
Portfolio Manager
Joined firm in 1992; 7 years prior investment experience with
Pacific Century Advisors and Sentinel Asset Management, Inc.
M.B.A. - San Diego State University; B.A. - University of
California, Irvine

Thomas J. Sullivan                                                    Core Growth
Portfolio Manager
Joined firm in 1994; 2 years prior investment experience with
Donaldson, Lufkin & Jenrette Securities Corp.
B.S. - Rochester Institute of Technology

Maren Lindstrom                                                       Core Growth
Portfolio Manager                                                     Income and Growth
Joined firm in 1994; 5 years prior investment experience with
Societe Generale; Banque D'Orsay; and Prudential Asset Management
M.B.A. -  University of California, Los Angeles; B.A. - University
of Michigan

Catherine Somhegyi, Partner                                           Emerging Growth
Chief Investment Officer
Joined firm 1987.
M.B.A. and B.S. - University of Southern
California


Thomas E. Bleakley                                                    Emerging Growth
Portfolio Manager
Joined firm in 1995; 3 years prior investment experience with
Twentieth Century Investors and Dell Computer Corporation
M.B.A. - University of Texas; B.S. - Boston University

Ronald J. Krystyniak CFA                                              Emerging Growth
Portfolio Manager
Joined firm in 1996; 7 years prior experience with Pilgrim
Baxter & Associates and Peterson Consulting & Company
B.S. - Syracuse University

John C. McCraw                                                        Emerging Growth
Portfolio Manager
Joined firm in 1992; prior experience with  Nations Bank
M.B.A. - University of California, Irvine; B.A. - Flagler College

Sandra K. Durn                                                        Income and Growth
Portfolio Manager
Joined firm in 1994; prior experience at Science Solutions, Inc.
and San Diego State University, economics department
M.A. - San Diego State University; B.A. - University of Maryland

FIXED INCOME

Fred S. Robertson, III, Partner,                                      Balanced Growth
Chief Investment Officer -  Fixed Income                              Government Income
Joined firm in 1995; 7 years prior investment experience with
Criterion Investment Management Company;  5 years prior
investment experience with DuPont Chemical Pension Fund
M.B.A. - College of William and
Mary; B.S. - Cornell University

James E. Kellerman, Partner                                           Government Income
Portfolio Manager
Joined firm in 1995; 4 years prior investment experience with
Criterion Investment Management Company; 8 years prior investment experience with Brown Brothers Harriman and Equitable Life
Insurance Co.
M.B.A. - St. John's University;
B.B.A. - Susquehanna University

Susan Malone                                                          Government Income
Portfolio Manager
Joined firm in 1996; 7 years prior investment experience with
BEA Associates
M.B.A. - New York University; B.S. - Carnegie Mellon University

Malcom S. Day, CFA                                                    Government Income
Portfolio Manager
Joined firm in 1995; 3 years prior investment experience with
Payden & Rygel
M.B.A. - University of California, Los Angeles;
B.S. - Northern University

Douglas Forsyth, CFA                                                  Government Income
Portfolio Manager
Joined firm in 1994; 3 years prior investment
experience with AEGON USA
B.B.A. - University of Iowa

RISK FACTORS AND SPECIAL CONSIDERATIONS
--------------------------------------------------------------------------------

MUTUAL FUND CONSIDERATIONS IN GENERAL

Prospective investors should know that any mutual fund investment is subject to normal market fluctuations and other risks inherent in investing in securities. There can be no assurance that your investment will increase in value. The value of your investment will go up and down depending upon market forces and you may not recoup your original investment. You should consider an investment in any of the Portfolios a long-term investment.


GLOBAL INVESTING CONSIDERATIONS

CURRENCY FLUCTUATIONS
Because the assets of each Fund may be invested in instruments issued by foreign companies, the principal income and sales proceeds may be paid to the Funds in local foreign currencies. A reduction in the value of local currencies relative to the U.S. dollar could mean a corresponding reduction in the value of the Funds. The value of a foreign security generally tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls
against such currency.   The Funds may incur costs in connection with
conversions between currencies.

SOCIAL, POLITICAL AND ECONOMIC FACTORS
The economies of many of the countries where the Funds may invest may be subject to a substantially greater degree of social, political and economic instability than the United States. Such instability may result from, among other things, the following: (1) authoritarian governments; (2) popular unrest associated with demands for improved political, economic and social conditions; (3) internal insurgencies and terrorist activities; (4) hostile relations with neighboring countries; and (5) drug trafficking. This instability might impair the financial conditions of issuers or disrupt the financial markets in which the Funds invest.

The economies of foreign countries may differ favorably or unfavorably and significantly from the economy of the United States in such respects as the rate of growth of gross domestic product, rate of inflation, currency depreciation, savings rates, fiscal balances, and balance of payments positions. Governments of many foreign countries continue to exercise substantial control over private enterprise and own or control many companies. Government actions could have a significant impact on economic conditions in certain countries which could affect the value of the securities of the Funds. For example, a foreign country could nationalize an entire industry. In such a case, the Funds may not be fairly compensated for their losses and might lose their entire investment in the country involved.

The economies of certain foreign countries are heavily dependent upon international trade and accordingly are affected by protective trade barriers and the economic conditions of their trading partners. The enactment by the United States or other principal trading partners of protectionist legislation could have a significant adverse effect on the securities markets of these countries. Some foreign countries (mostly in Africa and Latin America) are large debtors of commercial banks, foreign governments, and supranational organizations. These obligations, as well as future restructurings of debt, may affect the economic performance and political and social stability of these countries.

INFLATION
Certain foreign countries, especially many emerging countries, have experienced substantial, and in some periods extremely high and volatile, rates of
inflation.   Rapid fluctuations in inflation rates and wage and price controls may continue to have unpredictable effects on the economies, companies and securities markets of these countries.

MARKET CHARACTERISTICS

DIFFERENCES IN SECURITIES MARKETS. The securities markets in foreign countries have substantially less trading volume than the markets in the United States and debt and equity securities of many companies listed on such markets may be less liquid and more volatile than comparable securities in the United States. Some of the stock exchanges in foreign countries, to the extent that established markets exist, are in the earlier stages of their development. The limited liquidity of certain securities markets may affect the ability of each Fund to buy and sell securities at the desired price and time. In addition, the securities markets of some foreign countries are susceptible to being influenced by large investors trading significant blocks of stocks. Trading practices in certain foreign countries are also significantly different from those in the United States. Local commercial, corporation and securities laws govern the sale and resale of securities, and certain restrictions may apply. Although brokerage commissions are generally higher than those in the U.S. the Investment Adviser will seek to achieve the most favorable net results. In addition, securities settlements and clearance procedures may be less developed and less reliable than those in the United States. Delays in settlement could result in temporary periods in which the assets of the Funds are not fully invested, or it could result in the Fund being unable to sell a security in a falling market.

GOVERNMENT SUPERVISION OF SECURITIES MARKETS. Disclosure and regulatory standards in many foreign countries are in many respects less stringent than those in the United States. There may be less government supervision and regulation of securities exchanges, listed companies, investors, and brokers in foreign countries than in the United States, and enforcement of existing regulations may be extremely limited.

FINANCIAL INFORMATION AND REPORTING STANDARDS. Issuers in foreign countries are generally subject to accounting, auditing, and financial standards and requirements that differ, in some cases materially, from those in the United States. In particular, the assets and profits appearing in financial statements may not reflect their financial position or results in the way they would be reflected had the statements been prepared in accordance with U.S. generally accepted accounting principles. Consequently, financial data may not reflect the true condition of those issuers and securities markets.

THE FUNDS' INVESTMENTS

EQUITY SECURITIES.
Each of the Funds (except Government Income Fund) may buy equity securities, including common stocks, convertible securities, and warrants. Equity securities represent an ownership in a company. The Funds may invest in growth companies, cyclical companies, companies with smaller market capitalizations, or companies believed to be undergoing a basic change in operations or markets. Although equity securities have a history of long-term growth in value, their prices rise and fall as a result of changes in the company's financial condition as well as movements in the overall securities markets.

SMALLER ISSUERS.
Each Fund (except the Government Income Fund) may invest in small to medium sized companies. Smaller and medium sized issuers may be less seasoned, have more limited product lines, markets, financial resources and management depth, and be more susceptible to adverse market conditions than larger issuers. As a result, the securities of such smaller issuers may be less actively traded than those of larger issuers and may also experience greater market volatility.

CONVERTIBLE SECURITIES.
Each Fund may invest in convertible securities. A convertible security is a fixed income equity security that may be converted into a prescribed amount of common stock at a specified formula. A convertible security entitles the owner to receive dividends until the security matures or is converted. Convertibles have several unique investment characteristics such as: (a) higher yields than common stocks but lower yields than straight debt securities; (b) lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics; and (c) potential for capital appreciation if the market price of the underlying security increases.

CORPORATE DEBT SECURITIES.
Each Fund may invest in corporate debt securities. Corporate debt securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligation (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity (market risk). When interest rates decline, the value of the Funds' debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline.

Each Fund, except Balanced Growth and Income & Growth, will purchase debt obligations only if they are deemed investment grade -- that is, they carry a rating of at least BAA from Moody's or BBB from Standard and Poor's, or comparable rating from another rating agency or, if not rated by an agency, determined by the Investment Adviser to be of comparable quality. Bonds rated BBB or Baa may have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make interest
and principal payments than higher rated bonds.   The Funds (except Balanced
Growth and Income & Growth) intend to dispose, in an orderly manner, of any security which is downgraded below investment grade. For a further explanation of these ratings, see the Statement of Additional Information.

LOWER RATED SECURITIES CONSIDERATIONS.
The Balanced Growth Fund and the Income & Growth Fund may invest in debt and convertible securities that are not in the four highest rating categories but will in no event purchase securities rated below "C" or equivalent. A description of these rating categories is contained in this Prospectus.

Lower rated debt securities, commonly referred to as "junk bonds", and convertible securities will usually offer higher yields than the higher rated securities because of reduced creditworthiness and increased risk of default. Lower rated or unrated debt obligations are more likely to react to developments affecting market and credit risks than are the more highly rated securities, which reach primarily to movements in general level of interest rates. In the past, economic downturns or increases in interest rates have caused a higher incidence of default by the issuers of lower rated securities.

In some cases, such obligations may be highly speculative, and may have poor prospects for reaching investment grade. To the extent that the issuer defaults, the Fund may incur additional expenses in order to enforce its rights or to participate in a restructuring of the obligation. In addition, the prices of lower quality securities generally tend to be more volatile and the market less liquid than those of investment grade securities. Consequently, the Funds may at times experience difficulty in liquidating their investments at the desired time and price.

In purchasing such securities, the Investment Adviser will rely on its analysis, judgment and experience in evaluating the creditworthiness of the issuer. The Investment Adviser will consider, among other things, the issuer's financial resources, its operating history, its sensitivity to economic conditions and trends, the quality of issuer's management and regulatory matters.

As of the fiscal year ended March 31, 1997, the Balanced Growth Fund owned as a percentage of total value lower rated securities in the following amounts: BB
- 11.68%; B - 10.37%; CCC - 1.83%.

U.S. GOVERNMENT SECURITIES.
U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as U.S. Treasury bills, notes bonds, and certificates issued by the Government National Mortgage Association ("GNMA") are supported by the full faith and credit of the United States. Other U.S. Government securities, such as securities issued by the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Bank Board, are supported by the right of the issuer to borrow from the U.S. Treasury. Still others, such as the Student Loan Marketing Association., are supported only by the credit of the issuer. U.S. Government securities may include zero coupon securities that are issued or purchased at a significant discount from face value.

MORTGAGE RELATED SECURITIES.
Each Fund, and in particular the Government Income Fund, may invest in mortgage related securities. Collateralized mortgage obligations ("CMOs") are debt obligations collateralized by a pool of mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by certificates issued or guaranteed by the U.S. government, its agencies or instrumentalities, such as GNMA or FNMA.

GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans, which are issued by lenders such as mortgage bankers, commerical banks and savings associations, and are either insured by the Federal Housing Administration or the Veterans Administration. Payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government.

In a CMO, a series of bonds is issued in multiple classes referred to as a "tranche." Each tranche is issued at a fixed or floating coupon rate and has a stated maturity or final distribution date. The principal of and interest on the underlying mortgage assets may be allocated among the several tranches in innumerable ways. The Funds intend to invest only in those tranches that have the highest priority among the other tranches in terms of receiving principal and interest.

Because the mortgages underlying mortgage-related securities may be prepaid without penalty or premium, mortgage-related securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment risks tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable market rates. Accordingly, mortgage-related securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same maturity and may also have less potential for capital appreciation.

INVESTMENT COMPANY SECURITIES.
Each Fund may invest up to 10% of its total assets in the shares of other investment companies. The Funds may invest in money market mutual funds in connection with the management of their daily cash positions. The Funds may also make indirect foreign investments through other investment companies that have comparable investment objectives and policies as the Funds. In addition to the advisory and operational fees each Fund bears directly in connection with its own operation, the Funds would also bear their pro rata portions of each other investment company's advisory and operational expenses.

ILLIQUID SECURITIES.
Each Fund may invest up to 15% of its net assets in securities that are considered illiquid. An illiquid investment is generally an investment that is not registered in the under U.S. securities laws, cannot be offered for public sale in the U.S. without first being registered under U.S. securities laws, or cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund values it. Limitations on resale may adversely affect the marketability of illiquid securities and the Fund may not be able to dispose of these securities at the desired time and price. A Fund may bear additional expenses if it has to register these securities under U.S. securities laws before being resold.

TEMPORARY INVESTMENTS.
The Funds may from time to time on a temporary basis to maintain liquidity or when the Investment Adviser determines that the market conditions call for a temporary defensive posture, invest all of their assets in short-term instruments. These temporary investments include: notes issued or guaranteed by the U.S. government, its agencies or instrumentalities; commercial paper rated in the highest two rating categories; certificates of deposit; repurchase agreements and other high grade corporate debt securities.

THE FUNDS' INVESTMENT TECHNIQUES

REPURCHASE AGREEMENTS.
Each Fund may enter into repurchase agreements. The purchase by the Fund of a security that seller has agreed to buy back, usually within one to seven days. The seller's promise to repurchase the security is fully collateralized by securities equal in value to 102% of the purchase price, including accrued interest. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time. The Funds enter into these agreements only with brokers, dealers, or banks that meet credit quality standards established by the Board of Trustees of the Master Trust.

SHORT SALES.
The Worldwide, International Growth, Core Growth and Emerging Growth Funds may
maintain short  positions in securities.   A "short sale" is the sale by the
Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security drops, the Fund will make a profit by purchasing the security in the open market at lower price than at which it sold the security. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. A short sale can be covered or uncovered. In a covered short sale, the Fund either (1) borrows and sells securities it already owns (also known as a short sale "against the box"), or (2) deposits in a segregated account cash, U.S. government securities, or other liquid securities in an amount equal to the difference between the market value of the securities and the short sale price. Use of uncovered short sales is a speculative investment technique and has potentially unlimited risk. Accordingly, a Fund will not make uncovered short sales in an amount exceeding the lesser of 2% of the Fund's net assets or 2% of the securities of such class of the issuer. The Board of Trustees has determined that no Fund will make short sales if to do so would create liabilities or require collateral deposits of more than 25% of the Fund's total assets.

WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS.
Each Fund may purchase or sell securities for delivery at a future date, generally 15 to 45 days after the commitment is made. The other party's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. A Fund may not purchase when-issued securities or enter into firm commitments if, as a result, more than 15% of the Fund's net assets would be segregated to cover such securities.

BORROWING.
Each Fund may borrow up to 20% of its total assets for temporary, extraordinary or emergency purposes, such as to provide cash for redemption requests without having to sell portfolio securities at an inopportune time. Each Fund may also borrow money through reverse repurchase agreements, uncovered short sales, and other techniques. All borrowings by a Fund cannot exceed one-third of a Fund's total assets.

As a consequence of borrowing, a Fund will incur obligations to pay interest, resulting in an increase in expenses.

SECURITIES LENDING.
Each Fund may lend securities to financial institutions such as banks, broker/dealers and other recognized institutional investors in amounts up to 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities, letters of credit or any combination thereof. The Fund might experience loss if the financial institution defaults on the loan.

FOREIGN CURRENCY TRANSACTIONS
To the extent a Fund invests in foreign securities, it may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions. Each Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to a Fund.

OPTIONS
The Funds may deal in options on securities, securities indices and foreign currencies. The Funds may use options to manage stock prices, interest rate and currency risks. A Fund may not purchase or sell options if more than 25% of its
net assets would be hedged.   The Funds may also write covered call options and
secured put options to seek to generate income or lock in gains on up to 25% of their net assets.

FUTURES AND OPTIONS ON FUTURES
The Funds may enter into futures contracts, or options thereon, involving foreign currency, interest rates, securities, and securities indices, for hedging purposes only. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made.

As a general rule, no Fund will purchase or sell futures if, immediately thereafter, more than 25% of its net assets would be hedged.

RISKS OF FUTURES AND OPTIONS TRANSACTIONS
When a Fund uses options, futures and options on futures as hedging devices, there is a risk that the prices of the hedging vehicles may not correlate perfectly with the prices of the securities in the portfolio. This may cause the futures contract and any related options to react differently than the Fund's portfolio securities to market changes. In addition, the Investment Adviser could be incorrect in its expectations about the direction or the extent of market movements. In these events, a Fund could lose money on the futures contracts or option.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Investment Adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market will exist for these instruments.

NEW ACCOUNT FORM (NON-RETIREMENT)
QUALIFIED PORTFOLIOS

MAIL TO:
Nicholas|Applegate Mutual Funds
PO Box 8326
Boston, MA 02266-8326

1.  YOUR ACCOUNT REGISTRATION

Please Print. Complete One Section Only. Joint account owners will be registered joint tenants with the right of survivorship unless otherwise indicated. It is the shareholder(s) responsibility to specify ownership designations which comply with applicable state law.

/ /  INDIVIDUAL OR JOINT ACCOUNT


--------------------------------------------------------------------------------
First Name         Middle Initial                        Last Name

      -      -
---------------------
Social Security Number

--------------------------------------------------------------------------------
Joint Tenant (if any) Middle Initial                             Last Name

      -      -
---------------------
Social Security Number

/ / GIFT OR TRANSFER TO MINOR

--------------------------------------------------------------------------------
Name of Custodian (one only)

As Custodian For
                ----------------------------------------------------------------
                                       Minor's Name (only one)

Under Uniform Gifts/Transfers to Minors Act
                                     (select one)

--------------------------------------------------------------------------------
(Minor's State of Residence) Minor's S.S.#                           Birth Date

/ / CORPORATION, PARTNERSHIP, OR OTHER ENTITY (CORPORATE RESOLUTION REQUIRED)

--------------------------------------------------------------------------------
Registration

--------------------------------------------------------------------------------
Registration

--------------------------------------------------------------------------------
Registration

--------------------------------------------------------------------------------
Officers, Trustees or Partners if Part of Registration

--------------------------------------------------------------------------------
Officers, Trustees or Partners if Part of Registration

      -

------ ----------------
Taxpayer Identification Number

2.  YOUR ADDRESS
Do you have any other identically registered Nicholas|Applegate accounts? / /Yes / /No

Citizenship:
/ /U.S. / /Resident Alien / /Non-resident Alien
                                            ----------------------------------
                                                     specify country

--------------------------------------------------------------------------------
Street Address or PO Box Number                   Apartment Number

--------------------------------------------------------------------------------
City               State                                  ZIP Code

(     )
--------------------------------------------------------------------------------
Area Code           Daytime Phone

--------------------------------------------------------------------------------
Area Code           Evening Phone

1234


3.  YOUR INVESTMENT
     -   Please select your fund choices.
     -   See prospectus for investment minimums.

                                             CLASS            AMOUNT

Emerging Growth                              Q(375)/ /        $

Core Growth                                  Q(171)/ /        $

Income & Growth                              Q(172)/ /        $

Balanced Growth                              Q(173)/ /        $

Government Income                            Q(175)/ /        $

Worldwide Growth                             Q(174)/ /        $

International Small Cap                      Q(176)/ /        $

International Core Grth                      Q(676)/ /        $

Emerging Countries                           Q(376)/ /        $

Total                                                         $

4.  YOUR METHOD OF PAYMENT

/ / By Check:  Payable to Nicholas|Applegate Mutual Funds

/ / By Wire:  Please call 1-800-551-8043 for your account number

/ / By Exchange:  Portfolio from which you are exchanging
---------------------------------------------------------

/ / By Confirm Trade Order:  Trade Order #_______________________

5.  YOUR DIVIDEND AND CAPITAL GAIN PAYMENT OPTIONS

All dividends and capital gains will be reinvested unless you indicate otherwise.

/ / ALL CASH OPTION:  Pay all dividends and capital gains to me by check.

/ / CASH DIVIDEND OPTION: Pay all dividends by check and reinvest all capital gains.

/ / CASH CAPITAL GAINS OPTION: Reinvest all dividends and pay all capital gains by check.

/ / *CROSS REINVESTMENT: Cross Reinvest all Dividends and capital gains into an existing account in another Nicholas|Applegate Portfolio.

FROM
--------------------------------------------------------------------------------
                                    PORTFOLIO NAME

TO
--------------------------------------------------------------------------------
                                    PORTFOLIO NAME

*Must be same account type and class of shares. Must be a $5,000 minimum account value for this service.

SERVICE OPTIONS
6. TELEPHONE REDEMPTIONS AND EXCHANGES

/ / I authorize redemption of Portfolio shares upon telephone instructions. Please see prospectus for more information.

If  box is not checked, the telephone redemption privilege WILL NOT be provided.

/ / I authorize Nicholas|Applegate Mutual Funds to allow exchanges between or among the Portfolios upon telephone instructions from me (must be same series and same registration on account).

If box is not checked, the telephone exchange privilege will not be provided.


CHECKING/SAVINGS ACCOUNT INFORMATION
Please complete section below or attach a voided check or deposit ticket for telephone redemption privileges.

/ / Telephone Redemption By Wire

Institution Name (please print)_____________________________________
Institution Address______________________________________________
City___________________State_______ ZIP Code____________________
Account Type:   Checking___________  Savings_______________________
ABA Routing Number___________________________________________
Account Number________________________________________________
Name(s) on Account_____________________________________________

7.  DEALER INFORMATION

HOME OFFICE INFORMATION
(TO BE COMPLETED BY INVESTMENT REPRESENTATIVE)

                                       (     )
--------------------------------------------------------------------------------
Dealer Name and Number (if known)      Phone

--------------------------------------------------------------------------------
Home Office Address

--------------------------------------------------------------------------------
City               State                                  ZIP Code

BRANCH OFFICE INFORMATION

                                       (     )
--------------------------------------------------------------------------------
Branch Office Number                   Phone

--------------------------------------------------------------------------------
Branch Office Address

--------------------------------------------------------------------------------
City               State                                  ZIP Code

REPRESENTATIVE INFORMATION

--------------------------------------------------------------------------------
Representative's Name                                                 Rep Number



8.  SIGNATURES

BY SIGNING THIS NEW ACCOUNT FORM BELOW, I ASSURE THAT:
I have received and read the prospectus for each of the Funds in which I am investing, and I believe each investment is suitable for me. I understand that the prospectus terms are incorporated into this New Account Form by reference.
- I authorize the Nicholas-Applegate Funds, their affiliates and agents to act on any instructions believed to be genuine for any service authorized on this form. I agree they will not be liable for any resulting loss or expense.
- I am of legal age in my state and have the authority and legal capacity to purchase mutual fund shares.
- I understand that neither the fund(s) nor the distributor, Nicholas-Applegate Securities, is a bank and that fund shares are not obligations of or guaranteed by any bank or insured by the FDIC.
- I understand that mutual funds involve risks, including possible loss of principal.

I CERTIFY, UNDER PENALTIES OF PERJURY, THAT:
    1. The Social Security or Taxpayer Identification Number shown on this form is correct. (If I fail to give the correct number or to sign this form, the Nicholas-Applegate Funds may reject or redeem my investment. I may also be subject to any applicable IRS Backup Withholding for all distributions and redemptions.)

    2. / / I am NOT currently subject to IRS Backup Withholding because (a) I have not been notified of it or (b) notification has been revoked.

       / /  I am currently subject to IRS Backup Withholding.

I agree that neither Nicholas-Applegate Securities, the Funds, nor any of their affiliates will be responsible for the authenticity of any instructions given and shall be fully indemnified as to and held harmless from any and all direct and indirect liabilities, losses, or costs resulting from acting upon such transactions.

--------------------------------------------------------------------------------
Shareowner, custodian, trustee or authorized officer
Date

--------------------------------------------------------------------------------
Joint owner, custodian, trustee or authorized officer
Date

123Securities

FOR MORE INFORMATION

Two documents are available that offer further information on the Nicholas/Applegate Mutual Funds:


ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS
Includes financial statements, detailed performance information, portfolio holdings, a statement from portfolio management, and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the Portfolios.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus.

To request a free copy of the current annual/semi-annual report or SAI , please call or write:

Nicholas Applegate Mutual Funds
P.O. Box 82169
San Diego, CA  92138-2169
Telephone:  (800) 551-8643

                NICHOLAS-APPLEGATE-Registered Trademark- MUTUAL FUNDS
                                 QUALIFIED PORTFOLIOS
                            600 West Broadway, 30th Floor
                             San Diego, California  92101
                                    (800) 551-8643

                         STATEMENT OF ADDITIONAL INFORMATION


                                    ________, 1997

Nicholas-Applegate Mutual Funds (the "Trust") is an open-end management investment company currently offering a number of separate diversified portfolios. This Statement of Additional Information contains information regarding ten of these portfolios (each a "Portfolio" and collectively the "Portfolios"): Nicholas-Applegate Large Cap Qualified Portfolio (the "Large Cap Portfolio"); Nicholas-Applegate Core Growth Qualified Portfolio (the "Core Growth Portfolio"); Nicholas-Applegate Emerging Growth Qualified Portfolio (the "Emerging Growth Portfolio"); Nicholas-Applegate Income & Growth Qualified Portfolio (the "Income & Growth Portfolio"); Nicholas-Applegate Balanced Growth Qualified Portfolio (the "Balanced Portfolio"); Nicholas-Applegate Government Income Qualified Portfolio (the "Government Portfolio"); Nicholas-Applegate International Core Growth Qualified Portfolio (the "International Core Growth Portfolio"); Nicholas-Applegate Worldwide Growth Qualified Portfolio (the "Worldwide Portfolio"); Nicholas-Applegate International Small Cap Growth Qualified Portfolio (the "International Small Cap Growth Portfolio"); and Nicholas-Applegate Emerging Countries Qualified Portfolio (the "Emerging Countries Portfolio").

    The various Portfolios of the Trust may from time to time be collectively referred to as the "Nicholas-Applegate Advisory Portfolios."

    This Statement of Additional Information is not a prospectus, but contains information in addition to and more detailed than that set forth in the Portfolios' Prospectus and should be read in conjunction with such Prospectus. The Prospectus may be obtained without charge by calling or writing the Trust at the address and phone number written above.


                                  TABLE OF CONTENTS


                                                                   PAGE

General Information. . . . . . . . . . . . . . . . . . . . . . . . B-2
Investment Objectives, Policies and Risks. . . . . . . . . . . . . B-2
Investment Restrictions. . . . . . . . . . . . . . . . . . . . . . B-22
Principal Holders of Securities. . . . . . . . . . . . . . . . . . B-25
Trustees and Principal Officers. . . . . . . . . . . . . . . . . . B-25
Investment Adviser . . . . . . . . . . . . . . . . . . . . . . . . B-28
Administrator.. . . . . . . . . . . . . . . . . . . . . . . . . .  B-30
Distributor. . . . . . . . . . . . . . . . . . . . . . . . . . . . B-31
Portfolio Transactions and Brokerage . . . . . . . . . . . . . . . B-32
Purchase and Redemption of Portfolio Shares. . . . . . . . . . . . B-33
Shareholder Services . . . . . . . . . . . . . . . . . . . . . . . B-34
Net Asset Value. . . . . . . . . . . . . . . . . . . . . . . . . . B-36
Dividends, Distributions and Taxes . . . . . . . . . . . . . . . . B-37
Performance Information. . . . . . . . . . . . . . . . . . . . . . B-41
Custodian, Transfer and Dividend Disbursing Agent,
  Independent Auditors and Legal Counsel . . . . . . . . . . . . . B-46
Miscellaneous.  . . . . . . . . . . . . . . . . . . . . . . . . .  B-47
Appendix A - Description of Securities Ratings . . . . . . . . . . A-1

                                 GENERAL INFORMATION


    The Trust and the Master Trust were organized in December 1992 as business trusts under the laws of Delaware. The Trust offers shares of numerous portfolios with differing sales load, shareholder service plan and distribution plan arrangements, including Series A portfolios, Series B portfolios, Series C portfolios, Institutional portfolios and Qualified portfolios. This Statement of Additional Information contains information regarding the ten Portfolios identified on the cover page.


    The various portfolios of the Trust seek to achieve their respective investment objectives by investing all of their assets in corresponding series of the Nicholas-Applegate Investment Trust (the "Master Trust"), an open-end management investment company organized as a Delaware business trust. The Master Trust offers shares of ten separate series (each a "Fund" and collectively the "Funds") to the portfolios and other investment companies and institutional investors, including the following: the Nicholas-Applegate Large Cap Growth Fund (the "Large Cap Growth Fund"), in which the Large Cap Portfolio invests; the Nicholas-Applegate Core Growth Fund (the "Core Growth Fund"), in which the Core Growth Portfolio invests; the Nicholas-Applegate Emerging Growth Fund (the "Emerging Growth Fund"), in which the Emerging Growth Portfolio invests; the Nicholas-Applegate Income & Growth Fund (the "Income & Growth Fund"), in which the Income & Growth Portfolio invests; the Nicholas-Applegate Balanced Fund (the "Balanced Fund"), in which the Balanced Growth Portfolio invests; the Nicholas-Applegate Government Income Fund (the "Government Fund"), in which the Government Portfolio invests; the Nicholas-Applegate International Core Growth Fund (the "International Core Growth Fund"), in which the International Core Growth Portfolio invests; the Nicholas-Applegate Worldwide Growth Fund (the "Worldwide Fund"), in which the Worldwide Portfolio invests; the Nicholas-Applegate International Small Cap Growth Fund (the "International Small Cap Growth Fund"), in which the International Small Cap Growth Portfolio invests; and the Nicholas-Applegate Emerging Countries Fund (the "Emerging Countries Fund"), in which the Emerging Countries Portfolio invests.



                      INVESTMENT OBJECTIVES, POLICIES AND RISKS

    The following discussion supplements the discussion of each Portfolio's investment objective and policies as set forth in the Portfolios' Prospectus. As each Portfolio seeks to achieve its investment objective by investing all of its assets in a corresponding Fund with the same investment objective as the Portfolio, the following discussion describes the various investment policies and techniques employed by the Funds. There can be no assurance that the investment objective of any of the Funds or Portfolios can be achieved.

EQUITY SECURITIES OF GROWTH COMPANIES


    Each Fund (except the Government Fund) may invest in equity securities of domestic and foreign companies, the earnings and stock prices of which are expected by the Master Trust's Investment Adviser to grow at an above-average rate. Such investments will be diversified over a cross-section of industries
and individual companies.   For Funds other than the Large Cap Fund, some of
these companies will be organizations with market capitalizations of $500 million or less or companies that have limited product lines, markets and financial resources and are dependent upon a limited management group. Examples of possible investments include emerging growth companies employing new technology, cyclical companies, initial public offerings of companies offering high growth potential, or other corporations offering good potential for high growth in market value. The securities of such companies may be subject to more abrupt or erratic market movements than larger, more established companies both because the securities typically are traded in lower volume and because the issuers typically are subject to a greater degree to changes in earnings and prospects.

PREFERRED STOCK

    Each Fund may invest in preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation's earnings.
Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rate rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

CONVERTIBLE SECURITIES AND WARRANTS

     Each Fund may invest in convertible securities and warrants. A convertible security is a fixed income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

    The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

    Like other debt securities, the market value of convertible debt securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer term debt securities have greater yields than do shorter term debt securities of similar quality, they are subject to greater price fluctuations. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Convertible debt securities purchased by the Funds, which are acquired in whole or substantial part for their equity characteristics, are not subject to rating requirements.

    As a matter of operating policy, no Fund will invest more than 5% of its net assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

SYNTHETIC CONVERTIBLE SECURITIES

    The Income & Growth Fund may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, the Fund may purchase a non-convertible debt security and a warrant or option, which enables the Fund to have a convertible-like position with respect to a company, group of companies or stock index.
Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. The Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

EURODOLLAR CONVERTIBLE SECURITIES

    The Income & Growth Fund may invest in Eurodollar convertible securities, which are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into or exchangeable for equity securities of the same or a difference issuer. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside of the United States. The Fund may invest without limitation in Eurodollar convertible securities that are convertible into or exchangeable for foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into or exchangeable for publicly traded common stock of U.S. companies. The Fund may also invest up to 15% of its total assets invested in convertible securities, taken at market value, in Eurodollar convertible securities that are convertible into or exchangeable for foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.

OTHER CORPORATE DEBT SECURITIES

     Each Fund may invest in non-convertible debt securities of foreign and domestic companies over a cross-section of industries. The debt securities in which such Funds may invest will be of varying maturities and may include corporate bonds, debentures, notes and other similar corporate debt instruments. The value of a longer-term debt security fluctuates more widely in response to changes in interest rates than do shorter-term debt securities.

RISKS OF INVESTING IN DEBT SECURITIES

    There are a number of risks generally associated with an investment in debt securities (including convertible securities). Yields on short, intermediate, and long-term securities depend on a variety of factors, including the general condition of the money and bond markets, the size of a particular offering, the maturity of the obligation, and the rating of the issue. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with short maturities and lower yields. The market prices of debt securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of such portfolio investments, and a decline in interest rates will generally increase the value of such portfolio investments. In addition, a Fund's return on the debt securities in which it invests depends on the continuing ability of the issuers of such debt securities to meet their obligations for the payment of interest and principal when due.

RISKS OF INVESTING IN LOWER-RATED DEBT SECURITIES

     The Income & Growth and Balanced Funds may invest a portion of their net assets in debt securities rated below "Baa" by Moody's or "BBB" by S&P or below investment grade by other recognized rating agencies, or in unrated securities of comparable quality under certain circumstances. However, the Income & Growth and Balanced Funds will in no event purchase securities rated below "C" or equivalent by Moody's, S&P or another rating agency, or determined by the Investment Adviser to be of comparable quality. Debt securities with such ratings are predominantly speculative with respect to the capacity of the issuer to pay interest and repay principal. Non-rated securities will also be considered for investment when the Investment Adviser believes that the financial condition of the issuers of such securities, or the protection afforded by the terms of the securities themselves, limit the risk to a Fund to a degree comparable to that of rated securities which are consistent with the Fund's investment objective and policies. See "Appendix A: Description of Securities Ratings" for a description of credit ratings.


    Securities with ratings below "Baa" and/or "BBB" are commonly referred to as "junk bonds." Such bonds are subject to greater market fluctuations and risk of loss of income and principal than higher rated bonds for a variety of reasons, including the following:

    SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. The economy and interest rates affect high yield securities differently from other securities. For example, the prices of high yield bonds have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaults, the Funds may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield bonds and the Funds' asset values.

    PAYMENT EXPECTATIONS. High yield bonds present certain risks based on payment expectations. For example, high yield bonds may contain redemption and call provisions. If an issuer exercises these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If a Fund experiences unexpected net redemptions, it may be forced to sell its high yield bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return.

    LIQUIDITY AND VALUATION. To the extent that there is no established retail secondary market, there may be thin trading of high yield bonds, and this may impact the Investment Adviser's ability to accurately value high yield bonds and the Fund's assets and hinder the Fund's ability to dispose of the bonds.
Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.


    CREDIT RATINGS. Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. The rating of an issuer is also heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. Also, since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Investment Adviser must monitor the issuers of high yield bonds in the Funds' portfolios to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the bonds' liquidity so the Funds can meet redemption requests. The Income & Growth and Balanced Funds will not retain more than 35% of their respective net assets in non-investment grade securities, and the other Funds will not retain more than 5% of their respective net assets in such securities.

SHORT-TERM INVESTMENTS

    Each Fund may invest in short-term investments to maintain liquidity for redemptions or during periods when, in the opinion of the Investment Adviser, attractive investments are not available. Each Fund may invest in any of the following securities and instruments:

    BANK CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS.   The
Funds may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Funds will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.


    A Fund holding instruments of foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. See "Foreign Investments" below. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

    Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

    As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that a Fund may acquire.

    In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under their respective investment objectives and policies stated above and in their Prospectuses, the Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

    SAVINGS ASSOCIATION OBLIGATIONS. The Funds may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

    COMMERCIAL PAPER, SHORT-TERM NOTES AND OTHER CORPORATE OBLIGATIONS. The Funds may invest a portion of their assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

    Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by S&P, "Prime-l" or "Prime-2" by Moody's, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Investment Adviser to be of comparable quality. These rating symbols are described in Appendix A.

    Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Funds may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated "AA" or higher by S&P or "Aa" or higher by Moody's.

MONEY MARKET FUNDS


     Each Fund may under certain circumstances invest a portion of its assets in money market funds. The Investment Company Act of 1940 (the "Investment Company Act") prohibits a Fund from investing more than 5% of the value of its total assets in any one investment company, or more than 10% of the value of its total assets in investment companies as a group, and also restricts a Fund's investment in any investment company to 3% of the voting securities of
such investment company.   In addition to the advisory  and other fees paid by a
Fund , investment in a money market mutual fund will involve payment by a Fund of its pro rata share of advisory and administrative fees charged by such fund.


GOVERNMENT OBLIGATIONS

    Each Fund may make short-term investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

    Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.


     The International Core Growth, Worldwide, International Small Cap Growth and Emerging Countries Funds may invest in sovereign debt obligations of foreign countries. A sovereign debtor's willingness or ability to repay principal and interest in a timely manner may be affected by a number of factors, including its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which it may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitments on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to meet such conditions could result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debt in a timely manner.

ZERO COUPON SECURITIES

    The Income & Growth, Balanced, and Government Funds may each invest up to 35% of its net assets in zero coupon securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities. Zero coupon securities may be issued by the U.S. Treasury or by a U.S. Government agency, authority or instrumentality (such as the Student Loan Marketing Association or the Resolution Funding Corporation). Zero coupon securities are sold at a substantial discount from face value and redeemed at face value at their maturity date without interim cash payments of interest and principal. This discount is amortized over the life of the security and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater volatility as a result of changes in prevailing interest rates than interest paying investments in which the Funds may invest. Because income on such securities is accrued on a current basis, even though the Funds do not receive the income currently in cash, the Funds may have to sell other portfolio investments to obtain cash needed by the related Portfolios to make income distributions .

VARIABLE AND FLOATING RATE INSTRUMENTS

     Each Fund may acquire variable and floating rate instruments. Such instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by a Fund will be determined by the Investment Adviser under guidelines established by the Master Trust's Board of Trustees to be of comparable quality at the time of the purchase and rated instruments eligible for purchase by the Fund. In making such determinations, the Investment Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will monitor their financial condition. An active secondary market may not exist with respect to particular variable or floating rate instruments purchased by a Fund. The absence of such an active secondary market could make it difficult for the Fund to dispose of the variable or floating rate instrument involved in the event of the issuer of the instrument defaulting on its payment obligation or during periods in which the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss to the extent of the default. Variable and floating rate instruments may be secured by bank letters of credit.

MORTGAGE-RELATED SECURITIES

     Each Fund (other than the International Core Growth, International Small Cap Growth, Emerging Countries and Large Cap Funds) may invest in mortgage-related securities. Mortgage-related securities are derivative interests in pools of mortgage loans made to U.S. residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. The Government Fund may also invest in debt securities which are secured with collateral consisting of U.S. mortgage-related securities, and in other types of U.S. mortgage-related securities.

    U.S. MORTGAGE PASS-THROUGH SECURITIES. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-throughs." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

    The principal governmental guarantor of U.S. mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Agency or guaranteed by the Veterans Administration.

    Government-related guarantors include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders and subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional residential mortgages not insured or guaranteed by any government agency from a list of approved seller/services which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. FHLMC is a government-sponsored corporation created to increase availability of mortgage credit for residential housing and owned entirely by private stockholders. FHLMC issues participation certificates which represent interests in conventional mortgages from FHLMC's national portfolio. Pass-through securities issued by FNMA and participation certificates issued by FHLMC are guaranteed as to timely payment of principal and interest by FNMA and FHLMC, respectively, but are not backed by the full faith and credit of the United States Government.

    Although the underlying mortgage loans in a pool may have maturities of up to 30 years, the actual average life of the pool certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the pool certificates. Conversely, when interest rates are rising, the rate of prepayments tends to decrease, thereby lengthening the actual average life of the certificates. Accordingly, it is not possible to predict accurately the average life of a particular pool.

    COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs"). A domestic or foreign CMO in which the Government Fund may invest is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Like a bond, interest is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, FNMA or equivalent foreign entities.

    CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal and interest received from the pool of underlying mortgages, including prepayments, is first returned to the class having the earliest maturity date or highest maturity. Classes that have longer maturity dates and lower seniority will receive principal only after the higher class has been retired.

    FOREIGN MORTGAGE-RELATED SECURITIES. Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.


"ROLL" TRANSACTIONS

    The Government Fund may enter into "roll" transactions, which are the sale of GNMA certificates and other securities together with a commitment to purchase similar, but not identical, securities at a later date from the same party. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like when-issued securities or firm commitment agreements, roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is committed to purchase similar securities. Additionally, in the event the buyer of securities under a roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the transactions may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

    The Fund will engage in roll transactions for the purpose of acquiring securities for its portfolio consistent with its investment objective and policies and not for investment leverage. Nonetheless, roll transactions are speculative techniques and are considered borrowings by the Fund for purposes of the percentage limitations applicable to borrowings. The Fund will establish a segregated account with its Custodian in which it will maintain liquid assets in an amount sufficient to meet its payment obligations with respect to these transactions. The Fund will not enter into roll transactions if, as a result, more than 15% of the Fund's net assets would be segregated to cover such contracts.

FOREIGN INVESTMENTS

     Each Fund may invest in securities of foreign issuers that are not
publicly traded in the United States.   Each Fund (other than the Government
Fund) may also invest in depository receipts.

    The United States Government from time to time has imposed restrictions, through taxation or otherwise, on foreign investments by U.S. entities such as the Funds. If such restrictions should be reinstituted, it might become necessary for such Funds to invest substantially all of their assets in United States securities. In such event, the Board of Trustees of the Trust would consider alternative arrangements, including reevaluation of the Portfolios' investment objectives and policies, investment of all of the Portfolios' assets in another investment company with different investment objectives and policies than the Funds, or hiring an investment adviser to manage the Portfolios' assets. However, a Portfolio would adopt any revised investment objective and fundamental policies only after approval by the shareholders holding a majority (as defined in the Investment Company Act) of the shares of the Portfolio.

    DEPOSITORY RECEIPTS.     Each of the Funds (other than the Government Fund)
may invest in American Depository Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuers. ADRs, in registered form, are designed for use in U.S. securities markets. Such depository receipts may be sponsored by the foreign issuer or may be unsponsored. The International Core Growth, Worldwide, International Small Cap Growth and Large Cap Funds may also invest in European and Global Depository Receipts ("EDRs" and "GDRs"), which, in bearer form, are designed for use in European securities markets, and in other instruments representing securities of foreign companies. Such depository receipts may be sponsored by the foreign issuer or may be unsponsored. Unsponsored depository receipts are organized independently and without the cooperation of the foreign issuer of the underlying securities; as a result, available information regarding the issuer may not be as current as for sponsored depository receipts, and the prices of unsponsored depository receipts may be more volatile than if they were sponsored by the issuer of the underlying securities. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR prices are denominated in United States dollars; the underlying security may be denominated in a foreign currency, although the underlying security may be subject to foreign government taxes which would reduce the yield on such securities.

    Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

    POLITICAL AND ECONOMIC FACTORS. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.


    CURRENCY FLUCTUATIONS. Each Fund (other than the Government Fund) may invest in securities denominated in foreign currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund's assets denominated in that currency. Such changes will also affect the Fund's income. The value of the Fund's assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.


    MARKET CHARACTERISTICS. The Investment Adviser expects that most foreign securities in which the Funds invest will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets, and the Funds' portfolio securities may be less liquid and more volatile than U.S. Government securities. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

    Transactions in options on securities, futures contracts, futures options and currency contracts may not be regulated as effectively on foreign exchanges as similar transactions in the United States, and may not involve clearing mechanisms and related guarantees. The value of such positions also could be adversely affected by the imposition of different exercise terms and procedures and margin requirements than in the United States. The value of a Fund's positions may also be adversely impacted by delays in its ability to act upon economic events occurring in foreign markets during non-business hours in the United States.

    LEGAL AND REGULATORY MATTERS. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

    TAXES. The interest payable on certain of the Funds' foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Portfolios' shareholders. A shareholder otherwise subject to United States federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction of U.S. federal income tax purposes for his proportionate share of such foreign taxes paid by the Funds.

    COSTS. The expense ratios of the Funds are likely to be higher than those of investment companies investing in domestic securities, since the cost of maintaining the custody of foreign securities is higher.


    In considering whether to invest in the securities of a foreign company, the Investment Adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which a Fund will be invested in foreign companies and countries and depository receipts will fluctuate from time to time within the limitations described in the Prospectus, depending on the Investment Adviser's assessment of prevailing market, economic and other conditions.

OPTIONS ON SECURITIES AND SECURITIES INDICES


    PURCHASING PUT AND CALL OPTIONS.  Each Fund (other than the Government
Fund) is authorized to purchase put and call options with respect to securities which are otherwise eligible for purchase by the Fund and with
respect to various stock indices subject to certain restrictions.   Put and call
options are derivative securities traded on United States and foreign exchanges, including the American Stock Exchange, Chicago Board Options Exchange, Philadelphia Stock Exchange, Pacific Stock Exchange and New York Stock Exchange. The Funds will engage in trading of such derivative securities exclusively for hedging purposes.


    If a Fund purchases a put option, the Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for "American-style" options) or on the option expiration date (for "European-style" options). Purchasing put options may be used as a portfolio investment strategy when the Investment Adviser perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If the Fund is holding a stock which it feels has strong fundamentals, but for some reason may be weak in the near term, the Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, the Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put's strike price and the market price of the underlying security on the date the Fund exercises the put, less transaction costs, will be the amount by which the Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put's strike price, the put will expire worthless, representing a loss of the price the Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

    If a Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if the Fund has a short position in the underlying security and the security thereafter increases in price. The Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the call option has been purchased to hedge a short position of the Fund in the underlying security and the price of the underlying security thereafter falls, the profit the Fund realizes on the cover of the short position in the security will be reduced by the premium paid for the call option less any amount for which such option may be sold.

    Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a "closing sale transaction," which is accomplished by selling an option of the same series as the option previously purchased. The Funds generally will purchase only those options for which the Investment Adviser believes there is an active secondary market to facilitate closing transactions.


    WRITING CALL OPTIONS. Each Fund (other than the Balanced and Government Funds) may write covered call options. A call option is "covered" if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.


    Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Fund. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

    A Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. A Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to the Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.


    STOCK INDEX OPTIONS. Each Fund (other than the Balanced and Government Funds) may also purchase put and call options with respect to the S&P 500 and other stock indices. Such options may be purchased as a hedge against changes resulting from market conditions in the values of securities which are held in a Fund's portfolio or which it intends to purchase or sell, or when they are economically appropriate for the reduction of risks inherent in the ongoing management of the Fund.


    The distinctive characteristics of options on stock indices create certain risks that are not present with stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on a stock index would be subject to the Investment Adviser's ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the price of individual stocks.

    Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading of index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this were to occur, the Fund would not be able to close out options which it had purchased, and if restrictions on exercise were imposed, the Fund might be unable to exercise an option it holds, which could result in substantial losses to the Fund. It is the policy of the Funds to purchase put or call options only with respect to an index which the Investment Adviser believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

    RISKS OF INVESTING IN OPTIONS. There are several risks associated with transactions in options on securities and indices. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

    A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the Internal Revenue Code requirements for qualification of the corresponding Portfolio as a regulated investment company. See "Dividends, Distributions and Taxes."

    In addition, when trading options on foreign exchanges, many of the protections afforded to participants in United States option exchanges will not be available. For example, there may be no daily price fluctuation limits in such exchanges or markets, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, a Fund as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements typically associated with such option writing. See "Dealer Options" below.

    DEALER OPTIONS.  Each Fund (other than the Income & Growth,   Balanced and
Government Funds) may engage in transactions involving dealer options as well as exchange-traded options. Certain risks are specific to dealer options. While the Funds might look to a clearing corporation to exercise exchange-traded options, if a Fund were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.


    Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, a Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when a Fund writes a dealer option, the Fund may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option. While the Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Portfolio's ability to sell portfolio securities at a time when such sale might be advantageous.


    The Staff of the Securities and Exchange Commission (the "Commission") has taken the position that purchased dealer options are illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option.
With that exception, however, the Fund will treat dealer options as subject to the Fund's limitation on unmarketable securities. If the Commission changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.

FOREIGN CURRENCY OPTIONS

    The International and Core Growth, Worldwide, International Small Cap Growth , Emerging Countries and Large Cap Funds may buy or sell put and call options on foreign currencies. A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. The Funds will use foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Funds to reduce foreign currency risk using such options.

    As with other kinds of option transactions, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. The Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

FORWARD CURRENCY CONTRACTS

    The International Core Growth, Worldwide, International Small Cap Growth , Emerging Countries and Large Cap Funds may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fix number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, a Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

FUTURES CONTRACTS AND RELATED OPTIONS


    Each of the Funds (other than the Balanced Fund) may invest in futures contracts and options on futures contracts as a hedge against changes in market conditions or interest rates. Such Funds will trade in such derivative securities for bona fide hedging purposes and otherwise in accordance with the rules of the Commodity Futures Trading Commission ("CFTC"). Each such Fund will segregate liquid assets in a separate account with its Custodian when required to do so by CFTC guidelines in order to cover its obligation in connection with futures and options transactions.

    No price is paid or received by a Fund upon the purchase or sale of a futures contract. When it enters into a domestic futures contract, the Fund will be required to deposit in a segregated account with its Custodian liquid assets equal to approximately 5% of the contract amount. This amount is known as initial margin. The margin requirements for foreign futures contracts may be different.


    The nature of initial margin in futures transactions is different from that of margin in securities transactions. Futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments (called variation margin) to and from the broker will be made on a daily basis as the price of the underlying stock index fluctuates, to reflect movements in the price of the contract making the long and short positions in the futures contract more or less valuable. For example, when the Fund has purchased a stock index futures contract and the price of the underlying stock index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when the Fund has purchased a stock index futures contract and the price of the underlying stock index has declined, the position will be less valuable and the Fund will be required to make a variation margin payment to the broker.

    At any time prior to expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is made on closing the position. Additional cash is paid by or released to the Fund, which realizes a loss or a gain.


    STOCK INDEX FUTURES CONTRACTS. Each Fund (other than the Government and Balanced Funds) may invest in futures contracts on stock indices. A stock index futures contracts is a bilateral agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the contract is originally struck.
No physical delivery of the underlying stocks in the index is made. Currently, stock index futures contracts can be purchased or sold with respect to the S&P 500 Stock Price Index on the Chicago Mercantile Exchange, the Major Market Index on the Chicago Board of Trade, the New York Stock Exchange Composite Index on the New York Futures Exchange and the Value Line Stock Index on the Kansas City Board of Trade. Foreign financial and stock index futures are traded on foreign exchanges including the London International Financial Futures Exchange, the Singapore International Monetary Exchange, the Sydney Futures Exchange Limited and the Tokyo Stock Exchange.

    INTEREST RATE OR FINANCIAL FUTURES CONTRACTS. Each Fund (other than the Core Growth, Emerging Growth and Balanced Funds) may invest in interest rate or financial futures contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have generally tended to move in the aggregate in concert with cash market prices, and the prices have maintained fairly predictable relationships.


    The sale of an interest rate or financial futures sale by a Fund would create an obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchased by a Fund would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

    Although interest rate or financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without delivery of securities. Closing out of a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

    The Funds deal only in standardized contracts on recognized exchanges.
Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. Domestic interest rate futures contracts are traded in an auction environment on the floors of several exchanges - principally, the Chicago Board of Trade and the Chicago Mercantile Exchange. A public market now exists in domestic futures contracts covering various financial instruments including long-term United States Treasury bonds and notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month United States Treasury bills; and 90-day commercial paper. A Fund may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments. International interest rate futures contracts are traded on the London International Financial Futures Exchange, the Singapore International Monetary Exchange, the Sydney Futures Exchange Limited and the Tokyo Stock Exchange.


    FOREIGN CURRENCY FUTURES CONTRACTS. The International Core Growth, Worldwide, International Small Cap Growth , Emerging Countries and Large Cap Funds may use foreign currency future contracts for hedging purposes. A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time. A public market exists in futures contracts covering several foreign currencies, including the Australian dollar, the Canadian dollar, the British pound, the German mark, the Japanese yen, the Swiss franc, and certain multinational currencies such as the European Currency Unit ("ECU"). Other foreign currency futures contracts are likely to be developed and traded in the future. The Funds will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.


    RISKS OF TRANSACTIONS IN FUTURES CONTRACTS. There are several risks related to the use of futures as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the futures contract and movements in the price of the securities which are the subject of the hedge. The price of the future may move more or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, a Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Fund will experience either a loss or a gain on the future which will not be completely offset by movements in the price of the securities which are subject to the hedge.

    To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of the futures contract, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility over such time period of the future. Conversely, the Fund may buy or sell fewer futures contracts if the historical volatility of the price of the securities being hedged is less than the historical volatility of the futures contract being used. It is possible that, when the Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance while the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund will lose money on the future and also experience a decline in value in its portfolio securities. However, the Investment Adviser believes that over time the value of a diversified portfolio will tend to move in the same direction as the market indices upon which the futures are based.

    Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead. If the Fund then decides not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

    In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities being hedged, the price of futures may not correlate perfectly with movement in the stock index or cash market due to certain market distortions. All participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index or cash market and futures markets. In addition, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. As a result of price distortions in the futures market and the imperfect correlation between movements in the cash market and the price of securities and movements in the price of futures, a correct forecast of general trends by the Investment Adviser may still not result in a successful hedging transaction over a very short time frame.

    Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. When futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

    Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

    Successful use of futures by a Fund is also subject to the Investment Adviser's ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increase instead, the Fund will lose part or all of the benefit of the increased value of the stocks which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

    In the event of the bankruptcy of a broker through which a Fund engages in transactions in futures contracts or options, the Fund could experience delays and losses in liquidating open positions purchased or sold through the broker, and incur a loss of all or part of its margin deposits with the broker.


    OPTIONS ON FUTURES CONTRACTS. The Funds may purchase options on the futures contracts they can purchase or sell, as described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder or writer of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. There is no guarantee that such closing transactions can be effected.


    Investments in futures options involve some of the same considerations as investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Funds because the maximum amount at risk is limited to the premium paid for the options (plus transaction costs).

    RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND RELATED OPTIONS. A Fund will not engage in transactions in futures contracts or related options for speculation, but only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase and where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the Funds. A Fund may not purchase or sell futures or purchase related options if, immediately thereafter, more than 25% of its net assets would be hedged. A Fund also may not purchase or sell futures or purchase related options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for such options would exceed 5% of the market value of the Fund's net assets.

    Upon the purchase of futures contracts by a Fund, an amount of cash or liquid debt or equity securities, equal to the market value of the futures contracts, will be deposited in a segregated account with the Custodian or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

    These restrictions, which are derived from current federal and state regulations regarding the use of options and futures by mutual funds, are not "fundamental restrictions" and may be changed by the Trustees of the Master Trust if applicable law permits such a change and the change is consistent with the overall investment objective and policies of the Fund.

    The extent to which a Fund may enter into futures and options transactions may be limited by the Internal Revenue Code requirements for qualification of the corresponding Portfolio as a regulated investment company. See "Taxes."

REPURCHASE AGREEMENTS

    Each Fund may enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, the Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Investment Adviser, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, the Fund holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans under the Investment Company Act.

WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DELAYED SETTLEMENTS


    Each Fund may purchase securities on a "when-issued," forward commitment or delayed settlement basis. In this event, the Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.


    The Funds do not intend to engage in these transactions for speculative purposes but only in furtherance of their investment objectives. Because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of the Investment Adviser to manage it may be affected in the event the Fund's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

    A Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss. When a Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund's incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

    The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

BORROWING


    Each Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts up to 20% of the value of its total assets at the time of such borrowings. All borrowings by a Fund will be made only to the extent that the value of the Fund's total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings. If such asset coverage of 300% is not maintained, the Fund will take prompt action to reduce its borrowings as required by applicable law. Short sales "not against the box" and roll transactions are considered borrowings for purposes of the percentage limitations applicable to borrowings.


    The use of borrowing by a Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially all of a Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund's agreement with its lender, the asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.


    The Trust has entered into a Credit Agreement on behalf of its various Portfolios with several banks and Chemical Bank, as administrative agent for the lenders, to borrow up to $75,000,000 from time to time for purposes of meeting shareholder redemption requests without the necessity of requiring the Funds to sell portfolio securities, at times when the Investment Adviser believes such sales are not in the best interests of the Portfolios' shareholders, in order to provide the

Portfolios with cash to meet such redemption requests. The Credit Agreement expires on April 10, 1998, unless renewed by the parties.

    Under the Credit Agreement, each Portfolio may borrow, repay and reborrow amounts (collectively, the "Revolving Credit Loans") in increments of $50,000, provided the Revolving Credit Loans outstanding at any time aggregate at least $350,000 (the "Credit Facility"). The Trust will pay a commitment fee at the rate of 0.10% per annum of the average daily unused portion of the Credit Facility, and may at any time terminate the Credit Agreement or reduce the lenders' commitment thereunder in increments of $2,500,000.

    While outstanding, the Revolving Credit Loans will bear interest, fluctuating daily and payable monthly, at either of the following rates or a combination thereof, at the Trust's option: (i) at the weighted average of the rates on overnight federal funds transactions with members of the Federal Reserve System arranged by federal funds brokers, plus 0.625% per annum; or (ii) the prime rate of interest of Chemical Bank. If, as a result of changes in applicable laws, regulations or guidelines with respect to the capital adequacy of any lender, the return on such lender's capital is reduced, the Trust may be required to adjust the rate of interest to compensate such lender for such reduction. Each Revolving Credit Loan is payable in thirty days, and may be prepaid at any time in increments of $100,000 without premium or penalty. No Portfolio is liable for repayment of a Revolving Credit Loan to any other Portfolio.


    The Credit Agreement contains, among other things, covenants that require each Portfolio to maintain certain minimum ratios of debt to net worth; limit the ability of the Trust to incur other indebtedness and create liens on its assets or guarantee obligations of others; merge or consolidate with, or sell its assets to, others; make material changes in its method of conducting business; make distributions to shareholders in excess of the requirements of Subchapter M of the Internal Revenue Code in the event of a default under the Credit Agreement; or make changes in fundamental investment policies. The Credit Agreement also contains other terms and conditions customary in such agreements, including various events of default.

LENDING PORTFOLIO SECURITIES


    Each Fund may lend its portfolio securities in an amount not exceeding 30% of its total assets to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations. Under the present regulatory requirements which govern loans of portfolio securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks, or securities of the U.S. Government or its agencies. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank would have to be satisfactory to the Fund. Any loan might be secured by any one or more of the three types of collateral. The terms of the Fund's loans must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any serious matter and must meet certain tests under the Internal Revenue Code.

SHORT SALES

    The Investment Adviser's growth equity management approach is aimed principally at identifying equity securities the earnings and prices of which it expects to grow at a rate above that of the S&P 500. However, the Investment Adviser believes that its approach also identifies securities the prices of which can be expected to decline. Therefore, the Core Growth, Emerging Growth, Worldwide and International Small Cap Growth Funds are authorized to make short sales of securities they own or have the right to acquire at no added cost through conversion or exchange of other securities they own (referred to as short sales "against the box") and to make short sales of securities which they do not own or have the right to acquire.


    In a short sale that is not "against the box," a Fund sells a security which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a "short position" in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from one day to more than a year. Until the security is replaced, the proceeds of the short sale are retained by the broker, and the Fund is required to pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan. To meet current margin requirements, the Fund is also required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).


    Short sales by a Fund that are not made "against the box" create opportunities to increase the Fund's return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay
in connection with the short sale.   Short sales theoretically involve unlimited
loss potential, as the market price of securities sold short may continually increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.


    If a Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, a Fund will deposit in escrow in a separate account with the Custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

    A Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Investment Adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.


    In the view of the Commission, a short sale involves the creation of a "senior security" as such term is defined in the Investment Company Act, unless the sale is "against the box" and the securities sold short are placed in a segregated account (not with the broker), or unless the Fund's obligation to deliver the securities sold short is "covered" by placing in a segregated account (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. Government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale. Each Fund will comply with these requirements. In addition, as a matter of policy, the Master Trust's Board of Trustees has determined that no Fund will make short sales of securities or maintain a short position if to do so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the Fund's total assets, taken at market value.

    The extent to which a Fund may enter into short sales transactions may be limited by the Internal Revenue Code requirements for qualification of the corresponding Portfolio as a regulated investment company. See "Dividends, Distributions and Taxes."

ILLIQUID SECURITIES

    No Fund may invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Investment Adviser will monitor the amount of illiquid securities in the Fund's portfolio, under the supervision of the Master Trust's Board of Trustees, to ensure compliance with the Fund's investment restrictions.

    Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption within seven days. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.


    In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the Commission under the Securities Act, the Master Trust's Board of Trustees has determined that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid. Investing in restricted securities eligible for resale under Rule 144A could have the effect of increasing the level of illiquidity in the Funds to the extent that qualified institutional buyers become uninterested in purchasing such securities.

    The Emerging Countries Fund may invest in foreign securities that are restricted against transfer within the United States or to United States persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. Unless these securities are acquired directly from the issuer or its underwriter, the Fund treats foreign securities whose principal market is abroad as not subject to the investment limitation on securities subject to legal or contractual restrictions on resale.

INVESTMENT TECHNIQUES AND PROCESSES

    The Investment Adviser's investment techniques and processes, which it has used in managing institutional portfolios for many years, are described generally in the Portfolios' prospectus. In making decisions with respect to equity securities for the Funds, growth over time is the Investment Adviser's underlying goal, and the Investment Adviser emphasizes growth over time through investment in securities of companies with earnings growth potential. Its investment techniques focus on discovering positive developments when they first show up in an issuer's earnings, but before they are fully reflected in the price of the issuer's securities.

    As indicated in the Portfolios' prospectus, the Investment Adviser's techniques and processes include relationships with an extensive network of brokerage research firms located throughout the world. These analysts are often located in the same geographic regions as the companies they follow, have followed those companies for a number of years, and have developed excellent sources of information about them. The Investment Adviser does not employ in-house analysts other than the personnel actually engaged in managing investments for the Funds and the Investment Adviser's other clients. However, information obtained from a brokerage research firm is confirmed with other research sources or the Investment Adviser's computer-assisted quantitative analysis (including "real time" pricing data) of a substantial universe of potential investments.

DIVERSIFICATION

    Each Fund is "diversified" within the meaning of the Investment Company
Act.  In order to qualify as diversified, a Fund must diversify its holdings so
that at all times  at least 75% of   the value of its total assets  is
represented by cash and cash items (including receivables), securities issued or guaranteed as to principal or interest by the United States or its agencies or instrumentalities, securities of other investment companies, and other securities (for this purpose other securities of any one issuer are limited to an amount not greater than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of the issuer).

     The equity securities of each issuer that are included in the investment portfolio of a Fund are purchased by the Investment Adviser in approximately equal amounts, and the Investment Adviser attempts to stay fully invested within the applicable percentage limitations set forth in the Prospectus. In addition, for each issuer whose securities are added to an investment portfolio, the Investment Adviser sells the securities of one of the issuers currently included in the portfolio.



                               INVESTMENT RESTRICTIONS

    The Trust, on behalf of the Portfolios, and the Master Trust, on behalf of the corresponding Funds, have adopted the following fundamental policies that cannot be changed without the affirmative vote of a majority of the outstanding shares of the appropriate Portfolio or Fund, respectively (as defined in the Investment Company Act). Whenever a Portfolio is requested to vote on a change in the investment restrictions of a Fund, the Trust will hold a meeting of its shareholders and will cast its vote as instructed by the shareholders. If the investment restrictions of a Fund are changed, the corresponding Portfolio may withdraw its investment in the Fund if the Trust's Board of Trustees determines that withdrawal is in the best interests of the Portfolio and its shareholders, but only upon shareholder approval. Upon such withdrawal, the Trust's Board would consider alternative investments, including investing all of the Portfolio's assets in another investment company with the same investment objective, policies and restrictions as the Portfolio or hiring an investment adviser to manage the Portfolio's assets in accordance with the investment objectives, policies and restrictions of the Portfolio described in the Portfolio's Prospectus and in this Statement of Additional Information.

    All percentage limitations set forth below apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations will not require elimination of any security from the relevant portfolio.

    The investment objective of each Fund and Portfolio is a fundamental policy. In addition, no Portfolio or Fund:

    1. May invest in securities of any one issuer if more than 5% of the market value of its total assets would be invested in the securities of such issuer, except that up to 25% of a Portfolio or Fund's total assets may be invested without regard to this restriction and a Portfolio will be permitted to invest all or a portion of its assets in a corresponding Fund or other diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Portfolio. This restriction also does not apply to investments by a Portfolio or Fund in securities of the U.S. Government or any of its agencies and instrumentalities.

    2. May purchase more than 10% of the outstanding voting securities, or of any class of securities, of any one issuer, or purchase the securities of any issuer for the purpose of exercising control or management, except that a Portfolio will be permitted to invest all or a portion of its assets in a corresponding Fund or other diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Portfolio.

    3. May invest 25% or more of the market value of its total assets in the securities of issuers in any one particular industry, except that a Portfolio will be permitted to invest all or a portion of its assets in a corresponding Fund or other diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Portfolio. This restriction does not apply to investments by a Portfolio or Fund in securities of the U.S. Government or its agencies and instrumentalities.

    4. May purchase or sell real estate. However, a Portfolio or Fund may invest in securities secured by, or issued by companies that invest in, real estate or interests in real estate.

    5. May make loans of money, except that a Portfolio or Fund may purchase publicly distributed debt instruments and certificates of deposit and enter into repurchase agreements. Each Portfolio and Fund reserves the authority to make loans of its portfolio securities in an aggregate amount not exceeding 30% of the value of its total assets.

    6. May borrow money on a secured or unsecured basis, except for temporary, extraordinary or emergency purposes or for the clearance of transactions in amounts not exceeding 20% of the value of its total assets at the time of the borrowing, provided that, pursuant to the Investment Company Act, borrowings will only be made from banks and will be made only to the extent that the value of the Fund's total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing). If such asset coverage of 300% is not maintained, the Portfolio or Fund will take prompt action to reduce its borrowings as required by applicable law.

    7. May pledge or in any way transfer as security for indebtedness any securities owned or held by it, except to secure indebtedness permitted by restriction 6 above. This restriction shall not prohibit the Portfolios or Funds from engaging in options, futures and foreign currency transactions.

    8. May underwrite securities of other issuers, except insofar as it may be deemed an underwriter under the Securities Act in selling portfolio securities.

    9. May invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid.

    10. May purchase securities on margin, except for initial and variation margin on options and futures contracts, and except that a Portfolio or Fund may obtain such short-term credit as may be necessary for the clearance of Purchases and sales of securities.


    11. May engage in short sales (other than the Core Growth Portfolio and Fund, the Emerging Growth Portfolio and Fund, the Worldwide Portfolio and Fund and the International Small Cap Growth Portfolio and Fund), except that a Portfolio or Fund may use such short-term credits as are necessary for the clearance of transactions.


    12. May invest in securities of other investment companies, except (a) that a Portfolio may invest all or a portion of its assets in a corresponding Fund or other diversified, open-end management investment company with the same investment objective policies and restrictions as the Portfolio; (b) in compliance with the Investment Company Act and applicable state securities laws, or (c) as part of a merger, consolidation, acquisition or reorganization involving the Portfolio or Fund.

    13. May issue senior securities, except that a Portfolio or Fund may borrow money as permitted by restrictions 6 and 7 above. This restriction shall not prohibit the Portfolios or Funds from engaging in short sales, options, futures and foreign currency transactions.

    14. May enter into transactions for the purpose of arbitrage, or invest in commodities and commodities contracts, except that a Fund or Portfolio may invest in stock index, currency and financial futures contracts and related options in accordance with any rules of the Commodity Futures Trading Commission.

    15. May purchase or write options on securities, except for hedging purposes and then only if (i) aggregate premiums on call options purchased by a Fund do not exceed 5% of its net assets, (ii) aggregate premiums on put options purchased by a Fund do not exceed 5% of its net assets, (iii) not more than 25% of a Fund's net assets would be hedged, and (iv) not more than 25% of a Fund's net assets are used as cover for options written by the Fund.

OPERATING RESTRICTIONS

    As a matter of operating (not fundamental) policy adopted by the Boards of Trustees of the Trust, no Portfolio or Fund:

    1. May invest in interests in oil, gas or other mineral exploration or development programs or leases, or real estate limited partnerships, although a Portfolio or a Fund may invest in the securities of companies which invest in or sponsor such programs.

    2. May purchase any security if as a result the Portfolio or Fund would then have more than 5% of its total assets (taken at current value) invested in securities of companies (including predecessors) having a record of less than three years of continuous operation, except (a) that a Portfolio may invest all or a portion of its assets in a corresponding Fund or other diversified, open-end management investment company with the same investment objective, policies and restrictions as the Portfolio in compliance with the Investment Company Act or (b) as part of a merger, consolidation, acquisition or reorganization involving the Portfolio or Fund.


    3. May purchase securities of any issuer if any officer or trustee of the Portfolio or Fund, or any officer or director of Investment Company Administration Corporation, the Distributor, or the Investment Adviser, owning more than 1/2 of 1% of the outstanding securities of such issuer, own in the aggregate more than 5% of the outstanding securities of such issuer.

    4. May lend any securities from its portfolio unless the value of the collateral received therefor is continuously maintained in an amount not less than 100% of the value of the loaned securities by marking to market daily.

    5. May invest in warrants, valued at the lower of cost or market, in excess of 5% of the market value of the Portfolio's or Fund's net assets, or in excess of 2% of the market value of the Portfolio's or Fund's net assets if such warrants are not listed on the New York Stock Exchange or the American Stock Exchange, as of the date of investment.

                           PRINCIPAL HOLDERS OF SECURITIES

    As of March 31, 1996, the following persons held of record more than 5% of the outstanding shares of the Portfolios:

    As of such date, the Trustees and officers of the Trust, as a group, owned beneficially and of record less than 1% of the outstanding shares of each of the Portfolios, except for the shares indicated above that are held by Nicholas-Applegate Capital Management.

                           TRUSTEES AND PRINCIPAL OFFICERS

TRUST

    The names and addresses of the Trustees and principal officers of the Trust, including their positions and principal occupations during the past five years, are shown below. Trustees whose names are followed by an asterisk are "interested persons" of the Trust (as defined by the Investment Company Act). Unless otherwise indicated, the address of each Trustee and officer is 600 West Broadway, 30th Floor, San Diego, California 92101.

    FRED C. APPLEGATE, Trustee and Chairman of the Board of Trustees. 885 La Jolla Corona Court, La Jolla, California. President, Hightower Management Co., a financial management firm (since January 1992); formerly President, Nicholas-Applegate Capital Management (from August 1984 to December 1991). Director of Nicholas-Applegate Fund, Inc. (since 1987). Mr. Applegate's interests in Nicholas-Applegate Capital Management, Inc., the general partner of the Investment Adviser, were acquired by Mr. Nicholas in 1991 and 1992.

    ARTHUR B. LAFFER, Trustee.*/ 5405 Morehouse Drive, Suite 340, San Diego, California. Chairman, A.B. Laffer, V.A. Canto & Associates, an economic consulting firm (since 1979); Chairman, Laffer Advisors Incorporated, economic consultants (since 1981); Director, Nicholas-Applegate Fund, Inc. (since 1987); Director, U.S. Filter Corporation (since March 1991) and MasTec, Inc. (construction) (since 1994), and Coinmach Laundry Corporation (since 1996); Chairman, Calport Asset Management, Inc. (since 1992); formerly Distinguished University Professor and Director, Pepperdine University (from Sept. 1985 to May
1988) and Professor of Business Economics, University of Southern California (1976 to 1984). Mr. Laffer is considered to be an "interested person" of the Trust because A.B. Laffer, V.A. Canto & Associates received $100,000 in 1994 from the Investment Adviser as compensation for consulting services provided from time to time to the Investment Adviser, and because his son is an employee of the Investment Adviser.

    CHARLES E. YOUNG, Trustee. UCLA, 2147 Murphy Hall, Los Angeles, California. Chancellor, UCLA (since 1968); Director, Nicholas-Applegate Fund, Inc. (since 1992); Director, Intel Corp. (since 1974), Academy of Television Arts and Sciences Foundation (since October 1988), Los Angeles World Affairs Council (since 1977) and Town Hall of California (since 1982).


    JOHN D. WYLIE, President. Partner (since January 1994), Chief Investment Officer - Investor Services Group (since December 1995), and Portfolio Manager (since January 1990), Nicholas-Applegate Capital Management. Mr. Wylie is also the President of the Master Trust.

    THOMAS PINDELSKI, Chief Financial Officer. Partner (since January 1996) and Chief Financial Officer, Nicholas-Applegate Capital Management (since January 1993), and Chief Financial Officer, Nicholas-Applegate Securities (since January 1993); formerly Chief Financial Officer, Aurora Capital Partners/WSGP Partners L.P., an investment partnership (from November 1988 to January 1993), and Vice President and Controller, Security Pacific Merchant Banking Group (from November 1986 to November 1988). Mr. Pindelski is also the Chief Financial Officer of the Master Trust.

    PETER J. JOHNSON, Vice President. Partner and Director - Client Services/Marketing, Nicholas-Applegate Capital Management (since January 1992) and Vice President, Nicholas-Applegate Securities (since December 1995); formerly, Marketing Director, Pacific Financial Asset Management Company, an investment management firm (from July 1989 to December 1991), and Senior Marketing Representative, Fidelity Investments Institutional Services (from August 1987 to July 1989). Mr. Johnson is also the Vice President of the Master Trust.

    E. BLAKE MOORE, JR., Secretary. General Counsel and Secretary, Nicholas-Applegate Capital Management and Nicholas-Applegate Securities (since
1993); formerly Attorney, Luce, Forward, Hamilton & Scripps (from 1989 to 1993). Mr. Moore is also the Secretary of the Master Trust.

    Each Trustee of the Trust who is not an officer or affiliate of the Trust, the Investment Adviser or the Distributor receives an aggregate annual fee of $14,000 for services rendered as a Trustee of the Trust, and $1,000 for each meeting attended ($2,000 per Committee meeting for Committee chairmen). Each Trustee is also reimbursed for out-of-pocket expenses incurred as a Trustee.


    The following table sets forth the aggregate compensation paid by the Trust for the fiscal year ended March 31, 1997, to the Trustees who are not affiliated with the Investment Adviser and the aggregate compensation paid to such Trustees for service on the Trust's board and that of all other funds in the "Trust complex" (as defined in Schedule 14A under the Securities Exchange Act of 1934):



                                                 PENSION OR RETIREMENT
                        AGGREGATE COMPENSATION   BENEFITS ACCRUED AS      ESTIMATED ANNUAL         TOTAL COMPENSATION FROM
                        FROM TRUST               PART OF TRUST            BENEFITS UPON            TRUST AND TRUST COMPLEX
NAME                                             EXPENSES                 RETIREMENT               PAID TO TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Fred C.
Applegate                                        None                     N/A

Arthur B. Laffer                                 None                     N/A
Charles E. Young                                 None                     N/A



*  Indicates number of funds in Trust complex, including the Portfolios.


MASTER TRUST

    The names and addresses of the Trustees and principal officers of the Master Trust, including their positions and principal occupations during the past five years, are shown below. The positions and principal occupations of the officers during the past five years, are set forth above. Trustees whose names are followed by an asterisk are "interested persons" of the Master Trust (as defined by the Investment Company Act). Unless otherwise indicated, the address of each Trustee and officer is 600 West Broadway, 30th Floor, San Diego, California 92101.


    ARTHUR E. NICHOLAS, Trustee and Chairman of the Board of Trustees.*/ Managing Partner and Chief Investment Officer, Nicholas-Applegate Capital
Management, since 1984, and   Chairman/President, Nicholas-Applegate Securities.
Director and Chairman of the Board of Directors of Nicholas-Applegate Fund, Inc., a registered open-end investment company, since 1987.

    DANN V. ANGELOFF, Trustee. 727 West Seventh Street, Los Angeles, California. President, The Angeloff Company, corporate financial advisers (since 1976); Director, Nicholas-Applegate Fund, Inc. (since 1987); Trustee (1979 to 1987) and University Counselor to the President (since 1987), University of Southern California (since 1987); Director, Public Storage, Inc., a real estate investment trust (since 1980), Storage Properties, a real estate investment trust (since 1989), Datametrics Corporation, a producer of computer peripherals and communication products (since 1993), SEDA Specialty Packaging, Inc. (since 1993) , and Leslies Poolmart, a distributor of swimming pool services and products (since 1996).

    WALTER E. AUCH, Trustee.* 6001 North 62nd Place, Paradise Valley, Arizona. Director, Geotech Communications, Inc., a mobile radio communications company (since 1987); Fort Dearborn Fund (since 1987); Brinson Funds (since 1994), Smith Barney Trak Fund (since 1992), registered investment companies; Pimco Advisors L.P., an investment manager (since 1994); and Banyan Realty Fund (since
1987), Banyan Strategic Land Fund (since 1987), Banyan Strategic Land Fund II (since 1988), and Banyan Mortgage Fund (since 1988), real estate investment trusts. Formerly Chairman and Chief Executive Officer, Chicago Board Options Exchange (1979 to 1986) and Senior Executive Vice President, Director and Member of the Executive Committee, PaineWebber, Inc. (until 1979). Mr. Auch is considered to be an "interested person" of the trust under the Investment Company Act because he is on the board of a company a subsidiary of which is a broker-dealer.

    THEODORE J. COBURN, Trustee. 17 Cotswold Road, Brookline, Massachusetts. Partner, Brown, Coburn & Co., an investment banking firm (since 1991), and research associate, Harvard Graduate School of Education (since 1996); Director, Nicholas-Applegate Fund, Inc. (since 1987), Emerging Germany Fund (since 1991), Moovies, Inc. (since 1995). Formerly Managing Director of Global Equity Transactions Group, and member of Board of Directors, Prudential Securities (from 1986 to June 1991).

    DARLENE DEREMER, Trustee.*/ 155 South Street, Wrentham, Massachusetts. President and Founder, DeRemer Associates, a marketing consultant for the financial services industry (since 1987); Vice President, PBNG Funds, Inc. (since 1995); formerly Vice President and Director, Asset Management Division, State Street Bank and Trust Company (from 1982 to 1987), and Vice President, T. Rowe Price & Associates (1979 to 1982); Director, Jurika & Voyles Fund Group (since 1994), Nicholas-Applegate Strategic Opportunities Ltd. (since 1994), Nicholas-Applegate Securities International (since 1994), and King's Wood Montessori School (since 1995); Member of Advisory Board, Financial Women's Association (since 1995). Ms. DeRemer is considered to be an "interested
person" of the Master Trust under the   Investment Company Act because DeRemer
Associates received $_______ in 1996 and $100,736 in 1995 from the Investment Adviser as compensation for consulting services provided in connection with its institutional business.

    GEORGE F. KEANE, Trustee.   450 Post Road East, Westport, Connecticut.
President Emeritus and Senior Investment Adviser, The Common Fund, a non-profit investment management organization representing educational institutions (since
1993), after serving as its President (from 1971 to 1992); Member of Investment Advisory Committee, New York State Common Retirement Fund (since 1982); Director and Chairman of the Investment Committee, United Negro College Fund (since
1987); Director, Investor Responsibility Research Center (since 1987); Director, United Educators Risk Retention Group (since 1989); Director, RCB Trust Company (since 1991); Director, School, College and University Underwriters Ltd. (since
1986); Trustee, Fairfield University (since 1993); Director, The Bramwell Funds, Inc. (since 1994); Chairman of the Board, Trigen Energy Corporation (since
1994); Director, Universal Stainless & Alloy Products, Inc. (since 1994). Formerly President, Endowment Advisers, Inc. (from August 1987 to December
1992).

    JOHN D. WYLIE, President.

    THOMAS PINDELSKI, Chief Financial Officer.

    PETER J. JOHNSON, Vice President.

    E. BLAKE MOORE, JR., Secretary.

    Each Trustee of the Master Trust who is not an officer or affiliate of the Master Trust, the Investment Adviser or the Distributor receives an aggregate annual fee of $14,000 for services rendered as a Trustee of the Master Trust, and $1,000 for each meeting attended ($2,000 per Committee meeting for Committee chairmen). Each Trustee is also reimbursed for out-of-pocket expenses incurred as a Trustee.


    The following table sets forth the aggregate compensation paid by the Master Trust for the fiscal year ended March 31, 1997, to the Trustees who are not affiliated with the Investment Adviser and the aggregate compensation paid to such Trustees for service on the Master Trust's board and all other funds in the "Master Trust complex" (as defined in Schedule 14A under the Securities Exchange Act of 1934):




                                                 PENSION OR RETIREMENT                             TOTAL COMPENSATION
                        AGGREGATE                BENEFITS ACCRUED AS      ESTIMATED ANNUAL         FROM MASTER TRUST AND
                        COMPENSATION FROM        PART OF MASTER TRUST     BENEFITS UPON            MASTER TRUST COMPLEX
NAME                    MASTER TRUST             EXPENSES                 RETIREMENT               PAID TO TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Dann V. Angeloff                                 None                     N/A

Walter E. Auch                                   None                     N/A

Theodore J. Coburn                               None                     N/A

Darlene DeRemer                                  None                     N/A

George K. Keane                                  None                     N/A




*  Indicates total number of funds in Master Trust complex, including the Funds.

                                  INVESTMENT ADVISER

    The Trust has not engaged the services of an investment adviser with respect to the Portfolios because the Portfolios invest all of their assets in corresponding Funds. The Investment Adviser to the Master Trust is Nicholas-Applegate Capital Management, a California limited partnership, with offices at 600 West Broadway, 30th Floor, San Diego, California 92101.

    The Investment Adviser was organized in 1984 to manage discretionary accounts investing in publicly traded securities for a variety of investors. Its general partner is Nicholas-Applegate Capital Management Holdings, L.P., a California limited partnership the general partner of which is Nicholas-Applegate Capital Management Holdings, Inc., a California corporation owned by Mr. Nicholas. The Investment Adviser currently has fourteen partners (including Mr. Nicholas) who manage a staff of approximately 350 employees, including 28 portfolio managers.


         Personnel of the Investment Adviser may invest in securities for their own accounts pursuant to a Code of Ethics that sets forth all partners' and employees' fiduciary responsibilities regarding the Funds, establishes procedures for personal investing, and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by the Funds and on short-term trading have been adopted.

THE INVESTMENT ADVISORY AGREEMENT

    Under the Investment Advisory Agreement between the Master Trust and the Investment Adviser with respect to the Funds, the Master Trust retains the Investment Adviser to manage the Funds' investment portfolios, subject to the direction of the Master Trust's Board of Trustees. The Investment Adviser is authorized to determine which securities are to be bought or sold by the Funds and in what amounts.

    The Investment Advisory Agreement provides that the Investment Adviser will not be liable for any error of judgment or for any loss suffered by a Fund or the Master Trust in connection with the matters to which the Investment Advisory Agreement relates, except for liability resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the Investment Adviser's reckless disregard of its duties and obligations under the Investment Advisory Agreement. The Master Trust has agreed to indemnify the Investment Adviser against liabilities, costs and expenses that the Investment Adviser may incur in connection with any action, suit, investigation or other proceeding arising out of or otherwise based on any action actually or allegedly taken or omitted to be taken by the Investment Adviser in connection with the performance of its duties or obligations under the Investment Advisory Agreement or otherwise as an investment adviser of the Master Trust. The Investment Adviser is not entitled to indemnification with respect to any liability to the Master Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of its reckless disregard of its duties and obligations under the Investment Advisory Agreement.


    The amounts of the advisory fees earned by the Investment Adviser for the fiscal year ended March 31, 1997, and the amounts of the reductions in fees as a result of the expense limitations and fee waivers described below under "Expense Limitation" were as follows:

FUND                               ADVISORY FEES                  FEE REDUCTIONS
--------------------------------------------------------------------------------

Large Cap Growth Fund

Core Growth Fund

Emerging Growth Fund

Income & Growth Fund

Balanced Growth Fund

Government Fund

International Core Growth Fund

Worldwide Growth Fund

International Small Cap Growth Fund

Emerging Countries Fund



    The Investment Advisory Agreement provides that it will terminate in the event of its assignment (as defined in the Investment Company Act). The Investment Advisory Agreement may be terminated with respect to any Fund by the Master Trust (by the Board of Trustees of the Master Trust or vote of a majority of the outstanding voting securities of the Fund, as defined in the Investment Company Act) or the Investment Adviser upon not more than 60 days' written notice, without payment of any penalty. The Investment Advisory Agreement provides that it will continue in effect with respect to each Fund for a period of more than two years from its execution only so long as such continuance is specifically approved at least annually in conformity with the Investment Company Act.
                                         B-28

EXPENSE LIMITATION

          Under the Investment Advisory Agreement, the Investment Adviser has agreed to defer its fees, and to absorb other expenses of each Portfolio (including administrative fees and distribution expenses for the Portfolio, and the Portfolio's allocable share of the operating expenses of the corresponding Fund, but excluding interest, taxes, brokerage commissions and other costs incurred in connection with portfolio securities transactions, organizational expenses and other capitalized expenditures and extraordinary expenses), to ensure that the operating expenses for the Series A Portfolios do not exceed the amounts specified in the Portfolios' prospectus.





                                  ADMINISTRATOR

          The principal administrator of the Trust is Investment Company Administration Corporation ("ICAC"), 4455 East Camelback Road, Suite 261-E, Phoenix, Arizona 85018.

          Pursuant to an Administration Agreement with the Trust, ICAC is responsible for performing all administrative services required for the daily business operations of the Trust, subject to the supervision of the Board of
Trustees of the Trust.   ICAC has no supervisory responsibility over the
investment operations of the Portfolios. The management or administrative services of ICAC for the Trust are not exclusive under the terms of the Administration Agreement and ICAC is free to, and does, render management and
administrative services to others.   ICAC also serves as the administrator for
the Master Trust.

          For its services, ICAC receives under the Administration Agreement $35,000 for each grouping of five similar portfolios (e.g., Core Growth Portfolio A, Portfolio B, Portfolio C, Institutional and Qualified Portfolios), $30,000 for each group of four similar portfolios, $25,000 for each grouping of three similar portfolios, $20,000 for a grouping of two similar portfolios and
$5,000 for one portfolio, except as follows:   ICAC receives $15,000 for its
services with respect to the Emerging Growth Portfolio.  As a result, ICAC
currently receives aggregate compensation at the rate of   $_________ per year
for all of the series of the Trust. Such fees will be allocated among the series in each grouping based on relative net asset values. For its services to the Master Trust, ICAC receives, pursuant to an Administration Agreement, a monthly fee at the following annual rates: 0.05% on the first $100 million of aggregate net assets of the Funds, 0.04% on the next $150 million, 0.03% on the next $300 million, 0.02% on the next $300 million, and 0.01% on the portion of
aggregate net assets of the Funds in excess of $850 million.   ICAC will receive
a minimum of $150,000 per year allocated among the Funds based on average net assets.


          In connection with its management of the corporate affairs of the Trust, the Administrator pays the salaries and expenses of all its personnel and pays all expenses incurred in connection with managing the ordinary course of the business of the Trust, other than expenses assumed by the Trust as described below.

          Under the terms of the Administration Agreement, the Trust is responsible for the payment of the following expenses: (a) the fees and expenses incurred by the Trust in connection with the management of the investment and reinvestment of their assets, (b) the fees and expenses of Trustees and officers of the Trust who are not affiliated with ICAC or the Investment Adviser, (c) out-of-pocket travel expenses for the officers and Trustees of the Trust and other expenses of Board of Trustees' meetings, (d) the fees and certain expenses of the Custodian, (e) the fees and expenses of the Transfer and Dividend Disbursing Agent that relate to the maintenance of each shareholder account, (f) the charges and expenses of the Trust's legal counsel and independent accountants, (g) brokerage commissions and any issue or transfer taxes chargeable to Trustees and officers of the Trust in connection with securities transactions, (h) all taxes and corporate fees payable by the Trust to federal, state and other governmental agencies, (i) the fees of any trade association of which the Trust may be a member, (j) the cost of maintaining the Trust's existence, taxes and interest, (k) the cost of fidelity and liability insurance, (l) the fees and expenses involved in registering and maintaining the registration of the Trust and of its shares with the Commission and registering the Trust as a broker or dealer and qualifying their shares under state securities laws, including the preparation and printing of the Trust's registration statement, prospectuses and statements of additional information,
(m) allocable communication expenses with respect to investor services and all expenses of shareholders' and Board of Trustees' meetings and of preparing, printing and mailing prospectuses and reports to shareholders, (n) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of the Trust, and (o) expenses assumed by the Trust pursuant to any plan of distribution adopted in conformity with Rule 12b-1 under the Investment Company Act.

          The Administration Agreement provides that ICAC will not be liable for any error of judgment or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from ICAC's willful misfeasance, bad faith, gross negligence or reckless disregard of its duties. The Administration Agreement will terminate automatically if assigned, and may be terminated without penalty by either ICAC or the Trust (by the Board of Trustees of the Trust or vote of a majority of the outstanding voting securities of the Trust, as defined in the Investment Company
Act), upon 60 days' written notice. The Administration Agreement will continue in effect only so long as such continuance is specifically approved at least annually in conformity with the Investment Company Act.

          Pursuant to an Administrative Services Agreement with the Trust, the Investment Adviser is responsible for providing all administrative services which are not provided by ICAC or by the Trust's Distributor, transfer agents, accounting agents, independent accountants and legal counsel. These services are comprised principally of assistance in coordinating with the Trust's various service providers, providing certain officers of the Trust, responding to inquiries from shareholders which are directed to the Trust rather than other service providers, calculating performance data, providing various reports to the Board of Trustees, and assistance in preparing reports, prospectuses, proxy statements and other shareholder communications. The Agreement contains provisions regarding liability and termination similar to those of the Administration Agreement.


                                   DISTRIBUTOR

          Nicholas-Applegate Securities (the "Distributor"), 600 West Broadway, 30th Floor, San Diego, California 92101, is the principal underwriter and distributor for the Trust and, in such capacity, is responsible for distributing shares of the Portfolios. The Distributor is a California limited partnership organized in 1992 to distribute shares of registered investment companies. Its general partner is Nicholas-Applegate Capital Management Holdings, L.P., the general partner of the Investment Adviser.

DISTRIBUTION AGREEMENT

          Pursuant to its Distribution Agreement with the Trust, the Distributor has agreed to use its best efforts to effect sales of shares of the Portfolios, but is not obligated to sell any specified number of shares. The Distribution Agreement contains provisions with respect to renewal and termination similar to those in the Investment Advisory Agreement discussed above. The minimum assets for investors in the Qualified Portfolio may be waived from time to time. Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act.

SHAREHOLDER SERVICE PLAN

          The Trust has also adopted a Shareholder Service Plan with respect to the Qualified Portfolios. Under the Shareholder Service Plan, the Distributor is compensated at the annual rate of 0.25% of the Qualified Portfolios' average daily net assets for certain shareholder service expenses provided by the Distributor and fees paid to plan sponsors and others for the provision of support services to their clients who are beneficial owners of shares of the Portfolios.

          Support services include, among other things, establishing and maintaining accounts and records relating to their clients that invest in Portfolio shares; processing dividend and distribution payments from the Portfolios on behalf of clients; preparing tax reports; arranging for bank wires; responding to client inquiries concerning their investments in Portfolio shares; providing the information to the Portfolios necessary for accounting and subaccounting; preparing tax reports, forms and related documents; forwarding shareholder communications from the Trust (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to clients; assisting in processing exchange and redemption requests from clients; assisting clients in changing dividend options, account designations and addresses; and providing such other similar services.

          The Shareholder Service Plan continues in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Trustees of the Trust, including a majority of the Trustees who have no direct or indirect financial interest in the operation of the Shareholder Service Plan or in any agreement related to the Shareholder Service Plan (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such continuance. The Shareholder Service Plan may be amended at any time by the Board, provided that any material amendments of the terms of the Plan will become effective only upon the approval by a majority of the Board and a majority of the Independent Trustees pursuant to a vote cast in person at a meeting called for the purpose of voting on the Plan. The Shareholder Service Plan may be terminated with respect to any Portfolio at any time, without penalty, by the Board.

          Under the Shareholder Service Plan, the Distributor pays plan sponsors and others an account servicing fee of up to 0.25% annually of the average daily net assets of the Qualified Portfolios attributable to shares in the accounts of their customers, as compensation for providing certain shareholder-related services.

MISCELLANEOUS

          Pursuant to the Shareholder Service Plan, the Board of Trustees reviews at least quarterly a written report of the service expenses incurred on behalf of shares of the Portfolios by the Distributor. The report includes an itemization of the service expenses and the purposes of such expenditures. Because the Trust offers shares of numerous portfolios (other than those to which this Statement of Additional Information applies) which are subject to Rule 12b-1 under the Investment Company Act, the selection and nomination of Trustees who are not interested persons of the Trust is committed to the Trustees who are not interested persons of the Trust.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

          Subject to policies established by the Master Trust's Board of Trustees, the Investment Adviser is primarily responsible for the execution of the Funds' portfolio transactions and the allocation of the brokerage business. In executing such transactions, the Investment Adviser will seek to obtain the best price and execution for the Funds, taking into account such factors as price, size of order, difficulty and risk of execution and operational facilities of the firm involved. Securities in which the Funds invest may be traded in the over-the-counter markets, and the Funds deal directly with the dealers who make markets in such securities except in those circumstances where better prices and execution are available elsewhere. Commission rates are established pursuant to negotiation with brokers or dealers based on the quality or quantity of services provided in light of generally prevailing rates, and while the Investment Adviser generally seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest commissions available. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Trustees of the Master Trust.

          The Funds have no obligation to deal with any broker or group of brokers in executing transactions in portfolio securities. Subject to obtaining the best price and execution, brokers who sell shares of the Portfolios or provide supplemental research, market and statistical information and other research services and products to the Investment Adviser may receive orders for transactions by the Funds. Such information, services and products are those which brokerage houses customarily provide to institutional investors, and include items such as statistical and economic data, research reports on particular companies and industries, and computer software used for research with respect to investment decisions. Information, services and products so received are in addition to and not in lieu of the services required to be performed by the Investment Adviser under the Investment Advisory Agreement, and the expenses of the Investment Adviser are not necessarily reduced as a result of the receipt of such supplemental information, services and products. Such information, services and products may be useful to the Investment Adviser in providing services to clients other than the Master Trust, and not all such information, services and products are used by the Investment Adviser in connection with the Funds. Similarly, such information, services and products provided to the Investment Adviser by brokers and dealers through whom other clients of the Investment Adviser effect securities transactions may be useful to the Investment Adviser in providing services to the Funds. The Investment Adviser is authorized to pay higher commission on brokerage transactions for the Funds to brokers in order to secure the information, services and products described above, subject to review by the Master Trust's Board of Trustees from time to time as to the extent and continuation of this practice.

          Although investment decisions for the Master Trust are made independently from those of the other accounts managed by the Investment Adviser, investments of the kind made by the Funds may often also be made by such other accounts. When a purchase or sale of the same security is made at substantially the same time on behalf of the Funds and one or more other accounts managed by the Investment Adviser, available investments are allocated in the discretion of the

Investment Adviser by such means as, in its judgment, result in fair treatment. The Investment Adviser aggregates orders for purchases and sales of securities of the same issuer on the same day among the Funds and its other managed accounts, and the price paid to or received by the Funds and those accounts is the average obtained in those orders. In some cases, such aggregation and allocation procedures may affect adversely the price paid or received by the Funds or the size of the position purchased or sold by the Funds.

          In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's commission or discount. On occasion, certain money market instruments and agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid.

          During the fiscal year ended March 31, 1997, the following Funds acquired securities of their regular brokers or dealers (as defined in Rule 10b-1 under the Investment Company Act) or their parents:
___________________________.  The holdings of securities of such regular brokers
or dealers were as follows as of March 31,   1997: ____________________.

          The aggregate dollar amount of brokerage commissions paid by the Funds during the last three fiscal years of the Trust were as follows:


                                                    Year Ended
                      March 31,  1997    March 31, 1996     March 31, 1995


International Core Growth Fund
Worldwide Fund                               $  484,310        344,167
International Small Cap Growth Fund             116,735         69,187
 Emerging Countries Fund                        169,728         20,701
Large Cap Growth Fund
Core Growth Fund                                862,396        728,347
Emerging Growth Fund                          1,038,140        649,053
Income & Growth Fund                             83,459        174,247
Balanced Fund                                    51,038         44,386
Government Fund                                       3            -0-

Of the total commissions paid during the fiscal year ended March 31, 1997, $_________ (____%) were paid to firms which provided research, statistical or other services to the Investment Adviser. The Investment Adviser has not separately identified a portion of such commissions as applicable to the provision of such research, statistical or otherwise.


                   PURCHASE AND REDEMPTION OF PORTFOLIO SHARES

          Shares of the Qualified Portfolios may be purchased and redeemed at their net asset value without any initial or deferred sales charge.

          The price paid for purchases and redemptions of shares of the Qualified Portfolios is based on the net asset value per share, which is calculated once daily at the close of trading (normally 4:00 P.M. New York time) each day the New York Stock Exchange is open. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The offering price is effective for orders received by the Transfer Agent or any sub-transfer agent prior to the time of determination of net asset value. Dealers are responsible for promptly transmitting purchase orders to the Transfer Agent or a sub-transfer agent. The Trust reserves the right in its sole discretion to suspend the continued offering of the Portfolios' shares and to reject purchase orders in whole or in part when such rejection is in the best interests of the Trust and the affected

Portfolios. Payment for shares redeemed will be made not more than seven days after receipt of a written or telephone request in appropriate form, except as permitted by the Investment Company Act and the rules thereunder. Such payment may be postponed or the right of redemption suspended at times when the New York Stock Exchange is closed for other than customary weekends and holidays, when trading on such Exchange is restricted, when an emergency exists as a result of which disposal by a Portfolio of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Portfolio fairly to determine the value of its net assets, or during any other period when the Securities and Exchange Commission, by order, so permits.



                              SHAREHOLDER SERVICES

          The services offered by the Trust to shareholders of the Qualified Portfolio can vary, depending on the needs of the qualified retirement plan, and should be arranged by contacting the Trust, the Distributor, the Administrator or the Transfer Agent.

SHAREHOLDER INVESTMENT ACCOUNT

          Upon the initial purchase of shares of a Qualified Portfolio, a Shareholder Investment Account is established for each investor under which the shares are held for the investor by the Transfer Agent. No certificates will be issued for shares of the Qualified Portfolios.

AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR DISTRIBUTIONS

          For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of the applicable Portfolio at net asset value. An investor may direct the Transfer Agent in writing not less than five full business days prior to the record date to have subsequent dividends and/or distributions sent in cash rather than reinvested. In the case of recently purchased shares for which registration instructions have not been received on the record date, cash payment will be made directly to the dealer. Any shareholder who receives a cash payment representing a dividend or distribution may reinvest such distribution at net asset value by returning the check or the proceeds to the Transfer Agent within 30 days after the payment date. Such investment will be made at the net asset value per share next determined after receipt of the check or proceeds by the Transfer Agent.

AUTOMATIC INVESTMENT PLAN

          Under the Automatic Investment Plan, an investor may arrange to have a fixed amount automatically invested in shares of a Portfolio on a monthly or quarterly basis on any day of the month or quarter by authorizing his or her bank account to be debited to invest specified dollar amounts in shares of the Portfolio. The investor's bank must be a member of the Automatic Clearing House System. Stock certificates are not issued to participants of the Automatic Investment Plan. Participation in the Plan will begin within 30 days after receipt of the account application. If the investor's bank account cannot be charged due to insufficient funds, a stop-payment order or closing of the account, the investor's Plan may be terminated and the related investment reversed. The investor may change the amount of the investment or discontinue the Plan at any time by writing to the Transfer Agent. Further information about this program and an application form can be obtained from the Transfer Agent or the Distributor.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

          A shareholder in one Qualified Portfolio may elect to cross-reinvest dividends or dividends and capital gain distributions paid by that Portfolio (the "paying Portfolio") into any other Qualified Portfolio (the "receiving Portfolio") subject to the following conditions: (i) the aggregate value of the shareholder's account(s) in the paying Portfolio(s) must equal or exceed $5,000 (this condition is waived if the value of the account in the receiving Portfolio equals or exceeds that Portfolio's minimum initial investment requirement), (ii) as long as the value of the account in the receiving Portfolio is below that Portfolio's minimum initial investment requirement, dividends and capital gain distributions paid by the receiving Portfolio must be automatically reinvested in the receiving Portfolio, (iii) if this privilege is discontinued with respect to a particular receiving Portfolio, the value of the account in that Portfolio must equal or exceed the Fund's minimum initial investment requirement or the Portfolio will have the right, if the shareholder fails to increase the value of the account to such minimum within 90 days after being notified of the deficiency, automatically to redeem the account and send the proceeds to the shareholder. These cross-reinvestments of dividends and capital gain distributions will be at net asset value (without a sales charge).

AUTOMATIC WITHDRAWAL

          The Transfer Agent arranges for the redemption by the Portfolio of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified. Withdrawal payments should not be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value will reduce the aggregate value of the shareholder's account.

REDEMPTION IN KIND

          The Trust intends to pay in cash for all shares of a Portfolio redeemed, but when the Master Trust makes payment to a Portfolio in readily marketable investment securities, the Trust reserves the right to make payment wholly or partly in shares of such securities. In such cases, a shareholder may incur brokerage costs in converting such securities to cash. However, the Trust has elected to be governed by the provisions of Rule 18f-1 under the Investment Company Act, pursuant to which it is obligated to pay in cash all requests for redemptions by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Trust at the beginning of such period.

EXCHANGE PRIVILEGE

          Shares of a Portfolio may be exchanged into shares of any other Qualified Portfolio or Series A Portfolio as provided in the Prospectus. The Trust's exchange privilege is not intended to afford shareholders a way to speculate on short-term market movements. Accordingly the Trust reserves the right to limit the number of exchanges an investor or participant may make in any year, to avoid excessive Portfolio expenses.

          Before effecting an exchange, investors should obtain the currently effective prospectus of the series into which the exchange is to be made. Exchange purchases are subject to the minimum investment requirements of the series being purchased. An exchange will be treated as a redemption and purchase for tax purposes.

TELEPHONE PRIVILEGE

          Investors may exchange or redeem shares by telephone if they have elected the telephone privilege on their account applications as provided in the Prospectus.

          The Trust will employ procedures designed to provide reasonable assurance that instructions communicated by telephone are genuine and, if it does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by the Trust include requiring personal identification by account number and social security number, tape recording of telephone instructions, and providing written confirmation of transactions. The Trust reserves the right to refuse a telephone exchange or redemption request if it believes, for example, that the person making the request is neither the record owner of the shares being exchanged or redeemed nor otherwise authorized by the investor to request the exchange or redemption. Investors will be promptly notified of any refused request for a telephone exchange or redemption. No Portfolio or its agents will be liable for any loss, liability or cost which results from acting upon instructions of a person reasonably believed to be an investor with respect to the telephone privilege.

REPORTS TO INVESTORS

          Each Portfolio will send its investors annual and semi-annual reports. The financial statements appearing in annual reports will be audited by independent accountants. In order to reduce duplicate mailing and printing expenses, the Portfolios may provide one annual and semi-annual report and annual prospectus per household. In addition, quarterly unaudited financial data are available from the Portfolios upon request.

                                 NET ASSET VALUE

          The net asset value of a share of a Qualified Portfolio is calculated by dividing (i) the value of the securities held by the Portfolio (I.E., the value of its investments in a Fund), plus any cash or other assets, minus all liabilities (including accrued estimated expenses on an annual basis), by (ii) the total number of shares of the Portfolio outstanding. The net asset value of an interest in a Fund is calculated in the same manner. The value of the investments and assets of the Portfolio or a Fund is determined each business day. Investment securities, including ADRs and EDRs, that are traded on a stock exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business on the New York Stock Exchange (normally 4:00 P.M. New York time) on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices. Securities listed or traded on certain foreign exchanges whose operations are similar to the United States over-the-counter market are valued at the price within the limits of the latest available current bid and asked prices deemed by the Investment Adviser best to reflect fair value. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security by the Investment Adviser. Listed securities that are not traded on a particular day and other over-the-counter securities are valued at the mean between the closing bid and asked prices.

          In the event that the New York Stock Exchange or the national securities exchange on which stock or stock options are traded adopt different trading hours on either a permanent or temporary basis, the Boards of Trustees of the Trust and the Master Trust will reconsider the time at which net asset value is computed. In addition, the asset value of the Portfolio or the Fund may be computed as of any time permitted pursuant to any exemption, order or statement of the Commission or its staff.

          Long-term debt obligations are valued at the quoted bid prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Investment Adviser deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used, as discussed below. Debt securities with maturities of 60 days or less are valued at amortized cost if their term to maturity from date of purchase is less than 60 days, or by amortizing, from the sixty-first day prior to maturity, their value on the sixty-first day prior to maturity if their term to maturity from date of purchase by the Portfolio or the Fund is more than 60 days, unless this is determined by the Board of Trustees of the Master Trust not to represent fair value. Repurchase agreements are valued at cost plus accrued interest.

          U.S. Government securities are traded in the over-the-counter market and are valued at the last available bid prices, except that securities with a demand feature exercisable within one to seven days are valued at par. Such valuations are based on quotations of one or more dealers that make markets in the securities as obtained from such dealers, or on the evaluation of a pricing service.

          Options, futures contracts and options thereon, which are traded on exchanges, are valued at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. If an options or futures exchange closes later than 4:00 p.m. New York time, the options or futures traded on it are valued based on the sale price, or on the mean between the bid and ask prices, as the case may be, as of 4:00 p.m. New York time.

          Trading in securities on foreign securities exchanges and over-the-counter markets is normally completed well before the close of business day in New York. In addition, foreign securities trading may not take place on all business days in New York, and may occur in various foreign markets on days which are not business days in New York and on which net asset value is not calculated. The calculation of net asset value may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the calculation of net asset value unless the Board of Trustees of the Master Trust deems that the particular event would materially affect net asset value, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value into U.S. dollars at the spot exchange rates at 1:00 p.m. New York time or at such other rates as the Investment Adviser may determine to be appropriate in computing net asset value.

          Securities and assets for which market quotations are not readily available, or for which the Master Trust's Board of Trustees or persons designated by the Board determine that the foregoing methods do not accurately reflect current market value, are valued at fair value as determined in good faith by or under the direction of the Master Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees.

          The Master Trust may use a pricing service approved by its Board of Trustees. Prices provided by such a service represent evaluations of the mean between current bid and asked market prices, may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics, indications of values from dealers and other market data. Such services may use electronic data processing techniques and/or a matrix system to determine valuations. The procedures of such services are reviewed periodically by the officers of the Master Trust under the general supervision and responsibility of its Board of Trustees, which may replace a service at any time if it determines that it is in the best interests of the Funds to do so.



                       DIVIDENDS, DISTRIBUTIONS AND TAXES

          The Balanced and Income & Growth Portfolios declare and pay quarterly dividends of net investment income. The Government Portfolio declares and pays monthly dividends of net investment income. All other Portfolios declare and pay annual dividends of all investment income. Each Portfolio makes distributions at least annually of its net capital gains, if any. In determining amounts of capital gains to be distributed by a Portfolio, any capital loss carryovers from prior years will be offset against its capital gains.



MASTER TRUST'S TAX STATUS

          Each Fund of the Master Trust will be treated as a partnership rather than as a regulated investment company or a corporation under the Internal Revenue Code (the "Code"). As a partnership under the Code, any interest, dividends and gains or losses of the Master Trust attributable to each Fund will be deemed to have been "passed through" to the Trust and other investors in such Fund, regardless of whether such interest, dividends or gains have been distributed by the Fund or such losses have been realized and recognized by the Trust and other investors. Therefore, to the extent a Fund were to accrue but not distribute any interest, dividends or gains, the Trust and other investors in the Fund would be deemed to have realized and recognized their proportionate shares of interest, dividends, gains or losses realized and recognized by the Fund without receipt of any corresponding distribution. However, the Master Trust will seek to minimize recognition by investors in the Funds of interest, dividends, gains or losses allocable to the Funds without a corresponding distribution.

REGULATED INVESTMENT COMPANY

          The Trust has elected to qualify each Portfolio as a regulated investment company under Subchapter M of the Code, and intends that each Portfolio will remain so qualified.

          As a regulated investment company, a Portfolio will not be liable for federal income tax on its income and gains provided it distributes all of its income and gains currently. Qualification as a regulated investment company under the Code requires, among other things, that each Portfolio (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, futures, forward contracts, certain foreign currencies and certain options, futures, and forward contracts on foreign currencies held less than three months; (c) diversify its holdings so that, at the end of each fiscal quarter,
(i) at least 50% of the market value of the Portfolio's assets is represented by cash, U.S. Government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation generally limited, in respect of any one issuer, to an amount not greater than 5% of the market value of the Portfolio's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government or foreign government securities or the securities of other regulated investment companies), or two or more issuers which the Trust controls and which are determined to be engaged in the same or similar trades or businesses; and
(d) distribute at least 90% of its investment company taxable income (which includes dividends, interest, and net short-term capital gains in excess of net long-term capital losses) each taxable year.

          A Portfolio generally will be subject to a nondeductible excise tax of 4% to the extent that it does not meet certain minimum distribution requirements as of the end of each calendar year. To avoid the tax, a Portfolio must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income and net capital gain (not taking into account any capital gains or losses as an exception) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Portfolio in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Portfolio during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid the excise tax, the Portfolios intend to make timely distributions of their income in compliance with these requirements and anticipate that they will not be subject to the excise tax.

          Dividends paid by a Portfolio from ordinary income, and distributions of the Portfolio's net realized short-term capital gains, are taxable to its shareholders as ordinary income. Distributions to corporate shareholders will be eligible for the 70% dividends received deduction to the extent that the income of the Portfolios is derived from dividends on common or preferred stock of domestic corporations. Dividend income earned by a Portfolio will be eligible for the dividends received deduction only if the Portfolio and corresponding Fund have satisfied a 46-day holding period requirement with respect to the underlying portfolio security (91 days in the case of dividends derived from preferred stock). In addition, a corporate shareholder must have held its shares in the Portfolio for not less than 46 days (91 days in the case of dividends derived from preferred stock) in order to claim the dividend received deduction. Not later than 60 days after the end of its taxable year, the Portfolio will send to its shareholders a written notice designating the amount of any distributions made during such year which may be taken into account by its shareholders for purposes of such deduction provisions of the Code. Net capital gain distributions are not eligible for the dividends received deduction.

          Under the Code, any distributions designated as being made from net capital gains are taxable to a Portfolio's shareholders as long-term capital gains, regardless of the holding period of such shareholders. Such distributions of net capital gains will be designated by the Portfolio as a capital gains distribution in a written notice to its shareholders which accompanies the distribution payment. Any loss on the sale of shares held for less than six months will be treated as a long-term capital loss for federal tax purposes to the extent a shareholder receives net capital gain distributions on such shares. The maximum federal income tax rate applicable to long-term capital gains is currently 28% for individual shareholders and 35% for corporate shareholders. Dividends and distributions are taxable as such whether received in cash or reinvested in additional shares of a Portfolio.

          Any loss realized on a sale, redemption or exchange of shares of a Portfolio by a shareholder will be disallowed to the extent the shares are replaced within a 61-day period (beginning 30 days before the disposition of shares). Shares purchased pursuant to the reinvestment of a dividend will constitute a replacement of shares.

          A shareholder who acquires shares of a Portfolio and sells or otherwise disposes of such shares within 90 days of acquisition may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain or loss realized upon a sale or exchange of shares of the Portfolio if the shareholder acquires shares in a Portfolio of the Trust pursuant to a reinvestment right that reduces the sales charges in the subsequent acquisition of shares.

SPECIAL TAX CONSIDERATIONS

          U.S. GOVERNMENT OBLIGATIONS. Income received on direct U.S. Government obligations is exempt from tax at the state level when received directly and may be exempt, depending on the state, when received by a shareholder from a Portfolio provided that certain conditions are satisfied. Interest received on repurchase agreements collateralized by U.S. Government obligations normally is not exempt from state taxation. The Trust will inform shareholders annually of the percentage of income and distributions derived from direct U.S. Government obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from the Portfolio is considered tax exempt in their particular states.

          SECTION 1256 CONTRACTS. Many of the futures contracts and forward contracts used by the Funds are "section 1256 contracts." Any gains or losses on section 1256 contracts are generally credited 60% long-term and 40% short-term capital gains or losses ("60/40") although gains and losses from hedging transactions, certain mixed straddles and certain foreign currency transactions from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by the Funds at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, depending on the circumstances.

          STRADDLE RULES. Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by the Funds may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Portfolios. In addition, losses realized by the Portfolio on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures and forward contracts to the Portfolio are not entirely clear. The transactions may increase the amount of short-term capital gain realized by the Portfolio which is taxed as ordinary income when distributed to shareholders.

          The Portfolios may make one or more of the elections available under the Code which are applicable to straddles. If the Portfolios make any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

          Because applications of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to the shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

          The 30% limit on gains from the disposition of certain options, futures, and forward contracts held less than three months and the qualifying income and diversification requirements applicable to the Portfolios' and the Funds' assets may limit the extent to which the Funds will be able to engage in transactions in options, futures contracts or forward contracts.

          SECTION 988 GAINS AND LOSSES. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency and on disposition of certain futures attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Portfolio's investment company taxable income to be distributed to the shareholders.

          FOREIGN TAX. Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Investment Adviser intends to manage the Funds with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to "pass-through" to the Portfolio's shareholders the amount of foreign income and similar taxes paid by the Fund. Each shareholder will be notified within 60 days after the close of the Portfolio's taxable year whether the foreign taxes paid by the Fund will be "pass-through" for that year.

          Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income will flow through to shareholders of the Portfolio. With respect to such election, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportion at share of the foreign taxes paid by the Fund. The foreign tax credit is modified for purposes of the federal alternative minimum tax and can be used to offset only 90% of the alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

          SHORT SALES. Generally, capital gain or loss realized by the Fund in a short sale may be long-term or short term depending on the holding period of the short position. Under a special rule, however, the capital gain will be short-term gain if (1) as of the date of the short sale, the Fund owned property for the short-term holding period that was substantially identical to that which the Fund used to close the sale or (2) after the short sale and on or before its closing, the Fund acquired substantially similar property. Similarly, if property substantially identical to that sold short was held by the Fund for the long-term holding period as of the date of the short sale, any loss on closing the short position will be long-term capital loss. These special rules do not apply to substantially similar property to the extent such property exceeds the property used by the Fund to close its short position.

          ORIGINAL ISSUE DISCOUNT. Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Funds may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporation debt securities may be treated as a dividend for federal income tax purposes.

          Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Funds in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. The Funds may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing the recognition of income.

          Some of the debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Funds may be treated as having an acquisition discount, or OID in the case of certain types of debt securities. Generally, a Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to the debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

          The Portfolios generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includible in income, even though cash representing such income may not have been received by the Funds. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Funds.

OTHER TAX INFORMATION

          The Portfolios may be required to withhold for U.S. federal income taxes 31% of all taxable distributions payable to shareholders who fail to provide the Portfolios with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal tax liability.

          The Trust may also be subject to state or local taxes in certain other states where it is deemed to be doing business. Further, in those states which have income tax laws, the tax treatment of the Trust and of shareholders of a Portfolio with respect to distributions by the Portfolio may differ from federal tax treatment. Distributions to shareholders may be subject to additional state and local taxes. Shareholders should consult their own tax advisers regarding specific questions as to federal, state or local taxes.

                             PERFORMANCE INFORMATION

          The Trust may from time to time advertise total returns and yields for the Portfolios, compare Portfolio performance to various indices, and publish rankings of the Portfolios prepared by various ranking services. Any performance information should be considered in light of the Portfolio's and Fund's investment objectives and policies, characteristics and quality of the its portfolio, and the market conditions during the given period, and should not be considered to be representative of what may be achieved in the future.

TOTAL RETURN

          The total return for a Portfolio is computed by assuming a hypothetical initial payment of $1,000. It is assumed that all investments are made at net asset value (as opposed to market price) and that all of the dividends and distributions by the Portfolio over the relevant time periods are invested at net asset value. It is then assumed that, at the end of each period, the entire amount is redeemed without regard to any redemption fees or costs. The average annual total return is then determined by calculating the annual rate required for the initial payment to grow to the amount which would have been received upon redemption. Total return does not take into account any federal or state income taxes.

          Total return is computed according to the following formula:

                                         n
                                 P(1 + T) = ERV

Where:    P    =    a hypothetical initial payment of $1,000.
          T    =    average annual total return.
          n    =    number of years.
        ERV    =    ending redeemable value at the end of the period (or
                    fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the period.

YIELD

          The yield for a Portfolio is calculated based on a 30-day or one-month period, according to the following formula:

                                6
           Yield = 2[{a - b + 1) -1]
                     {c x d    }

          For purposes of this formula, "a" is total dividends and interest earned during the period; "b" is total expenses accrued for the period (net of reimbursements); "c" is the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" is the maximum offering price per share on the last day of the period.

          Yields for the following Portfolios for the 30-day period ended March 31, 1997 were as follows:

               Income & Growth Qualified Portfolio          %

               Balanced Growth Qualified Portfolio          %

               Government Income Qualified Portfolio        %

COMPARISON TO INDICES AND RANKINGS

          Performance information for a Portfolio may be compared to various unmanaged indices, such as the Standard & Poor's 500 Stock Price Index, the Lehman Brothers Government Bond Index, the Dow Jones Industrial Average, the IFC Emerging Markets Investible Index, the MSCI Emerging Markets Free Index, the MSCI Europe, Asia and Far East Index, and indices prepared by Lipper Analytical Services and Russell & Co. Unmanaged indices (I.E., other than Lipper) generally do not reflect deductions for administrative and management costs and expenses.

          Performance rankings are prepared by a number of mutual fund ranking entities that are independent of the Trust and its affiliates. These entities categorize and rank funds by various criteria, including fund type, performance over a given period of years, total return, standardized yield, variations in sales charges and risk\reward considerations.

PRIOR PERFORMANCE OF CERTAIN PORTFOLIOS AND THEIR PREDECESSORS

          The following table sets forth historical performance information for the Core Growth, Emerging Growth, Income & Growth and International Growth Portfolios and the following predecessor investment partnerships and pooled trust, and for the corresponding Funds of the Master Trust, which were operated by the Investment Adviser prior to the organization of such Portfolios: Core Growth Portfolio -- includes performance information for Whitehall Partners, a California limited partnership the assets of which were transferred to the Core Growth Fund on April 19, 1993; Emerging Growth Portfolio -- includes performance information for Stratford Partners, a California limited partnership, and Nicholas-Applegate Emerging Growth Pooled Trust, a tax-exempt trust, the assets of which were transferred to the Emerging Growth Fund on December 27, 1993; Income and Growth Portfolio -- includes performance information for Coventry Partners, a California limited partnership the assets of which were transferred to the Income & Growth Fund on April 19, 1993; International Growth Portfolio -- includes performance information for Huntington Partners, a California limited partnership the assets of which were transferred to the International Fund on August 31, 1994.

          The Investment Adviser has advised the Trust that its net performance results in the table are calculated as set forth above under "General Information-Performance Information." All information set forth in the table relies on data supplied by the Investment Adviser or from statistical services, reports or other sources believed by the Investment Adviser to be reliable. However, such information has not been verified and is unaudited. See "Performance Information" in the Statement of Additional Information for further information about calculation of total return.

          The Investment Adviser has advised the Trust that such partnerships and pooled trusts were operated in substantially the same manner as such Portfolios, and their assets were transferred to the corresponding Funds of the Master Trust prior to the effective date of the Portfolios' registration statement. It has indicated that such results for the prior partnerships and pooled trust, and for the corresponding Funds of the Master Trust, have been adjusted to reflect the deduction of the fees and expenses of the Portfolios (including Rule 12b-1 fees), and their proportionate shares of the operating expenses of the corresponding Funds (including advisory fees), as stated under "Summary of Expenses" in the Portfolios' Prospectus, and give effect to transaction costs (such as sales loads) as well as reinvestment of income and gains. However, the prior investment partnerships and pooled trust were not registered under the 1940 act and were not subject to certain investment restrictions imposed by such Act; if they had been so registered, their performance might have been adversely affected.

          The results presented on the following pages may not necessarily equate with the return experienced by any particular shareholder, partner or trust beneficiary as a result of the timing of investments and redemptions. In addition, the effect of taxes on any shareholder, partner or trust beneficiary will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.


                   Core Growth              Emerging Growth               Income & Growth             International Growth
                   Performance                Performance                   Performance                   Performance
                 ---------------           -----------------             ----------------            ---------------------

                                                       Russell       Income &      CS First        Inter-
           Core          S&P           Emerging        2000          &             Boston          national         MSCI
           Growth        500           Growth          Growth        Growth        Convertible     Growth           EAFA
Year       Portfolio     Index(1)      Portfolio       Index(2)      Portfolio     Index(3)        Portfolio        Index(4)
----       ---------     --------      ---------       --------      ---------     --------        ---------        --------

1985(5)     24.67        17.14          11.24           6.97

1986(5)     32.53        18.64           6.09           3.58

1987         3.33         5.27          (4.10)        (10.48)         (3.37)         (0.22)

1988        12.39        16.55          26.64          20.37          19.58         13.41

1989        33.60        31.61          27.19          20.17          28.08         13.76

1990(5)      0.48        (3.04)         (8.62)        (17.41)          1.59          (6.89)        (17.60)        (13.67)

1991        55.15        30.46          55.74          51.19          38.02          29.11          11.51          12.13

1992        13.27         7.62          12.42           7.77           9.56          17.58         (12.58)        (12.17)

1993(5)     20.03        10.07          15.72          13.36          26.81          18.55          25.72          32.57

1994       (10.91)        1.32          (3.83)         (2.43)         (7.82)         (4.72)          8.34           7.76

1995(5)     38.24        37.60          35.53          31.06          21.98          23.72           5.72          11.02

1996(5)     13.49        10.09          18.88          11.92          10.98           8.10          13.51           4.52

1997(6)

Last
year(6)

Last 5
years(6)

Last
 10
years(6)

Since in-
ception(6)


1 The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

2 The Russell 2000 Growth Stock Index contains those securities in the Russell 2000 Index with a greater-than-average growth orientation. Companies in the Growth Stock Index generally have higher price-to-book and price-to-earnings ratios than the average for all companies in the 2000 Index. The Russell 2000 Index is a widely regarded small-cap index of the 2,000 smallest securities in the Russell 3000 Index, which comprises the 3,000 largest U.S. securities as determined by total market capitalization. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

3 The CS First Boston Convertible Index is an unmanaged market weighted index representing the universe of convertible securities, whether they are convertible preferred stocks or convertible bonds. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions or markups, or other expenses of investing.

4 The Morgan Stanley Capital International World Index consists of more than 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East. The Index is a market-value weighted combination of countries and is unmanaged. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions or other expenses of investing.

5 Inception dates are as follows: Core Growth Portfolio - September 30, 1985 (registration statement effective June 30, 1994); Emerging Growth Portfolio - September 30, 1985 (registration statement effective August 31, 1995); Income & Growth Portfolio - December 31, 1986 (registration statement effective August 31, 1995; International Growth Portfolio - June 7, 1990 (registration statement effective August 31, 1995).

6         Through  March 31, 1997.

          The following tables set forth the Investment Adviser's composite performance data relating to the historical performance of institutional private accounts managed by the Investment Adviser, since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the Large Cap and Balanced Portfolios. The data is provided to illustrate the past performance of the Investment Adviser in managing substantially similar accounts as measured against specified market indices and does not represent the performance of the Portfolios. Investors should not consider this performance data as an indication of future performance of the Portfolios or of the Investment Adviser.

          The Investment Adviser's composite performance data shown below were calculated in accordance with recommended standards of the Association for Investment Management and Research ("AIMR"(1)), retroactively applied to all time periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and loses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by the Investment Adviser's institutional private accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculation. The Investment Adviser's composites include all actual, fee-paying, discretionary institutional private accounts managed by the Investment Adviser that have investment objectives, policies, strategies and risks substantially similar to those of the Large Cap and Balanced Portfolios. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The monthly returns of the Investment Adviser's composites combine the individual accounts' returns (calculated on a time-weighted rate of return that is revalued whenever cash flows exceed $500) by asset-weighing each individual account's asset value as of the beginning of the month. Quarterly and yearly returns are calculated by geometrically linking the monthly and quarterly returns, respectively. The yearly returns are computed by geometrically linking the returns of each quarter within the calendar year.

          The institutional private accounts that are included in the Investment Adviser's composite are not subject to the same types of expenses to which the Large Cap and Balanced Portfolios are subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Portfolios by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Investment Adviser's composites could have been adversely affected if the institutional private accounts included in the composites had been regulated as investment companies under the federal securities laws.


---------------
(1) AIMR is a non-profit membership and education organization with more than 60,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisers. These AIMR performance presentation standards are intended to (i) promote full and fair presentations by investment advisers of their performance results, and
(ii) ensure uniformity in reporting so that performance results of investment advisers are directly comparable.

          The investment results of the Investment Adviser's composites presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Large Cap or Balanced Portfolios or an individual investor investing in such Portfolios. Investors should also be aware that the uses of a methodology different form that used below to calculated performance could result in different performance data.

                                                                   60% S&P 500
                        Investment                                  Index 40%
                         Adviser's                 Lehman Bros.    Lehman Bros.
                        Balanced      S&P 500       Govt./Corp.    Lehman Bros.
Year                    Composite     Index(1)       Index(2)         Index
----                    ---------     --------       --------         -----

1988(3). . . . . . .     4.98%         10.25%          3.80%          7.76%

1989 . . . . . . . .    17.61          31.61          14.23          24.59

1990 . . . . . . . .     5.69          (3.04)          8.29           1.58

1991 . . . . . . . .    32.73          30.46          16.13          24.61

1992 . . . . . . . .     9.40           3.62           7.57           7.67

1993 . . . . . . . .    20.14          (3.80)         11.06          10.52

1994 . . . . . . . .    (5.37)          1.32          (3.61)         (0.67)

1995 . . . . . . . .    29.23          37.60          19.24          30.02

1996 . . . . . . . .

1997(4). . . . . . .

Last Year(4) . . . .

Last 5 years(4). . .

Since
 inception(4). . . .

---------------

(1) The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarding as generally representative of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(2) The Lehman Brothers Government/Corporate Bond Index is an unmanaged market-weighted index consisting of all public obligations of the U.S. Government, its agencies and instrumentalities, and all corporate issuers of fixed rate, non-convertible, investment grade U.S. dollar denominated bonds having maturities of greater than one year. It is generally regarded as representative of the market for domestic bonds. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions or markups, or other expenses of investing.

(3)  Commencement of investment operations is April 1, 1988.

(4)  Through March 31, 1997.

                        Investment Adviser's
                        Large Cap Growth         S&P 500
 Year                     Composite(1)          Index(1)(2)
 ----                     -----------           -----------

 1995(3) . . . . . . .     35.36%                 25.37%

 1996. . . . . . . . .     25.91                  13.49

 1997(4) Since
 inception(4) . . . .      42.75                  26.56

---------------

(1)  Annualized.

(2) The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarding as generally representative of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(3)  Commencement of investment operations was April 1, 1995.

(4)  Through March 31, 1997.


               CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT,
                     INDEPENDENT AUDITORS AND LEGAL COUNSEL

     PNC Bank, Airport Business Center, International Court 2, 200 Stevens Drive, Lester, Pennsylvania 19113, serves as Custodian for the portfolio securities and cash of the Portfolios and Funds and in that capacity maintains certain financial and accounting books and records pursuant to agreements with the Trust and Master Trust. PFPC Inc., 103 Bellevue Parkway, Wilmington, Delaware, an affiliate of the Custodian, provides additional accounting services to the Portfolios and Funds.

     State Street Bank and Trust Company, 2 Heritage Drive, 7th Floor, North Quincy, Massachusetts, 02171, serves as the Dividend Disbursing Agent and as the Transfer Agent for the Portfolios and Funds. The Transfer Agent provides customary transfer agency services to the Trust, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, and related functions. The Dividend Disbursing Agent provides customary dividend disbursing services to the Trust, including payment of dividends and distributions and related functions.

     The Charles Schwab Trust Company, 101 Montgomery Street, San Francisco, California 94104, serves as co-transfer agent for shares of the Portfolios. The following act as sub-transfer agents for the Portfolios: Financial Data Services, Inc., 4800 Deer Lake Drive, 2nd Floor, Jacksonville, Florida 32246; William M. Mercer Plan Participant Services, Inc., 1417 Lake Cook Road, Deerfield, Illinois 60015; and Schwab Retirement Plan Services, Inc., 101 Montgomery Street, San Francisco, California 94104.

     Ernst & Young, L.L.P., 515 South Flower Street, Los Angeles, California 90071, serves as the independent auditors for the Trust and Master Trust, and in that capacity examines the annual financial statements of the Trust and Master Trust.


     Paul, Hastings, Janofsky & Walker LLP, 555 South Flower Street, Los Angeles, California 90071, is legal counsel for the Trust and Master Trust. It also acts as legal counsel for the Investment Adviser and Distributor.

                                  MISCELLANEOUS

SHARES OF BENEFICIAL INTEREST


     The Trust is currently comprised of 57 series of shares -- 10 A Portfolios, 10 B Portfolios, 10 C Portfolios, 16 Institutional Portfolios, one Money Market Portfolio and 10 Qualified Portfolios.


     On any matter submitted to a vote of shareholders of the Trust, all shares then entitled to vote will be voted by the affected series unless otherwise required by the Investment Company Act, in which case all shares of the Trust will be voted in the aggregate. For example, a change in a Portfolio's fundamental investment policies would be voted upon only by shareholders of that Portfolio, as would the approval of any advisory or distribution contract for the Portfolio. However, all shares of the Trust may vote together in the election or selection of Trustees, principal underwriters and accountants for the Trust.


     Rule 18f-2 under the Investment Company Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of the series of the Trust affected by the matter. Under Rule 18f-2, a series is presumed to be affected by a matter, unless the interests of each series in the matter are identical or the matter does not affect any interest of such series. Under Rule 18f-2 the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Portfolio only if approved by a majority of its outstanding shares. However, the rule also provides that the ratification of independent public accountants, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by the shareholders of the Trust voting without regard to Portfolio.


     As used in the Portfolios' prospectuses and in this Statement of Additional Information, the term "majority," when referring to approvals to be obtained from shareholders of a Portfolio, means the vote of the lesser of (i) 67% of the shares of the Portfolio represented at a meeting if the holders of more than 50% of the outstanding shares of the Portfolio are present in person or by proxy, or
(ii) more than 50% of the outstanding shares of the Portfolio. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. Unless otherwise provided by law (for example, by Rule 18f-2 discussed above) or by the Trust's Declaration of Trust or Bylaws, the Trust may take or authorize any action upon the favorable vote of the holders of more than 50% of the outstanding shares of the Trust.

     Whenever a Portfolio or the Trust is requested to vote on a matter with respect to the Master Trust, the Trust will hold a meeting of its shareholders and will cast its votes as instructed by such shareholders and, in the case of a matter affecting only a Fund, as instructed by the shareholders of the corresponding Portfolio(s).

     The Trust will dispense with annual meetings of shareholders in any year in which it is not required to elect Trustees under the Investment Company Act. However, the Trust undertakes to hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the Investment Company Act.

     Each share of a Portfolio represents an equal proportional interest in the Portfolio with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Portfolio as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Portfolio are entitled to receive the assets attributable to the Portfolio that are available for distribution, and a distribution of any general assets not attributable to a particular Portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

     Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and nonassessable by the Trust.

Declarations of Trust


          In accordance with Delaware law and in connection with the tax treatment sought by the Master Trust, the Master Trust's Declaration of Trust provides that its investors will be personally and jointly and severally responsible (with rights of contribution among them in proportion to their respective ownership interests in the Master Trust) for the Master Trust's liabilities and obligations in the event that the Master Trust fails to satisfy such liabilities and obligations. However, to the extent assets are available from the Master Trust, the Master Trust will indemnify each investor from any claim or liability to which the investor may become subject solely by reason of his or her having been an investor, and will reimburse the investor for all legal and other expenses reasonably incurred by him or her in connection with any such claim or liability.


     The Declarations of Trust of both the Trust and Master Trust provide that obligations of the Trust and the Master Trust are not binding upon their respective Trustees, officers, employees and agents individually and that the Trustees, officers, employees and agents will not be liable to the trusts or their respective investors for any action or failure to act, but nothing in the Declarations of Trust protect a Trustee, officer, employee or agent against any liability to the trusts or their respective investors to which the Trustee, officer, employee or agent would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Declarations of Trust also provide that the debts, liabilities, obligations and expenses incurred, contracted for or existing with respect to a designated Portfolio or Fund shall be enforceable against the assets and property of such Portfolio or Fund only (and, in the case of a Fund, its investors), and not against the assets or property of any other Portfolio or Fund (or in the case of a Portfolio, the investors therein).

FINANCIAL STATEMENTS


     The Trust's 1997 Annual Report to Shareholders of the Portfolios accompanies this Statement of Additional Information. The financial statements in such Annual Report are incorporated in this Statement of Additional Information by reference. Such financial statements for the fiscal years ended March 31, 1996 and 1997 have been audited by the Funds' independent auditors, Ernst & Young L.L.P., whose report thereon appears in such Annual Report . Such financial statements have been incorporated herein in reliance upon such report given upon their authority as experts in accounting and auditing. Such financial statements for periods prior to 1996 have been audited by another firm, whose report thereon appear in the Trust's 1997 Annual Report to Shareholders of the Portfolios. Additional copies of the Trust's 1996 Annual Report to Shareholders may be obtained at no charge by writing or telephoning the Trust at the address or number on the front page of this Statement of Additional Information.


REGISTRATION STATEMENT

     The Registration Statement of the Trust and the Master Trust, including the Portfolios' Prospectuses, the Statements of Additional Information and the exhibits filed therewith, may be examined at the office of the Commission in Washington, D.C. Statements contained in the Portfolios' Prospectuses or the Statements of Additional Information as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to these Registration Statements, each such statement being qualified in all respects by such reference.

                                      APPENDIX A


                          DESCRIPTION OF SECURITIES RATINGS

    The following paragraphs summarize the descriptions for the rating symbols of securities.


COMMERCIAL PAPER

         The following paragraphs summarize the description for the rating symbols of commercial paper.


MOODY'S INVESTORS SERVICE, INC.

         Moody's short-term debt ratings, which are also applicable to commercial paper investments permitted to be made by the Master Trust, are opinions of the ability of issuers to repay punctually their senior debt obligations which have an original maturity not exceeding one year. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

         PRIME 1: Issuers (or related supporting institutions) rated PRIME-1 have a superior ability for repayment of short-term promissory obligations. PRIME-1 repayment ability will often be evidenced by the following characteristics: (a) leading market positions in well-established industries;
(b) high rates of return on funds employed; (c) conservative capitalization structures with moderate reliance on debt and ample asset protection; (d) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.

         PRIME-2: Issuers rated PRIME-2 (or related supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above in the PRIME-1 category but to a lesser degree. Earning trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         PRIME 3: Issuers rated PRIME-3 (or related supporting institutions) have an acceptable ability for repayment of short-term debt obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

STANDARD & POOR'S CORPORATION

         Standard & Poor's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety, as follows:

         A-1: This designation indicates the degree of safety regarding timely payment is overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics are denoted with a "PLUS" (+) designation.

         A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

         A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B: Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

         C: Issues rated "C" are regarded as having a doubtful capacity for payment.

FITCH INVESTORS SERVICE, INC.

         F-1+: Exceptionally strong credit quality. Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

         F-1: Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2: Good credit quality. Commercial paper assigned this rating has a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issuers assigned F-1+ and F-1 ratings.

         F-3: Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near term adverse changes could cause these securities to be rated below investment grade.

DUFF & PHELPS

         The three rating categories of Duff & Phelps for investment grade commercial paper are "Duff 1," "Duff 2" and "Duff 3." Duff & Phelps employs three designations, "Duff 1+," Duff 1" and "Duff 1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

         DUFF 1+ - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         DUFF 1 - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         DUFF 1- - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         DUFF 2 - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         DUFF 3 - Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         DUFF 4 - Debt possesses speculative investment characteristics.

         DUFF 5 - Issuer has failed to meet scheduled principal and/or interest payments.

THOMSON BANKWATCH

         Thomson BankWatch commercial paper ratings assess the likelihood of an untimely payment of principal or interest of debt having a maturity of one year or less which is issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

         TBW-1 - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

         TBW-2 - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

         TBW-3 - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

IBCA

         IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

         A1+ - Obligations are supported by the highest capacity for timely repayment.

         A1 - Obligations are supported by a strong capacity for timely repayment.

         A2 - Obligations are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic, or financial conditions.

         A3 - Obligations are supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.


CORPORATE BONDS

MOODY'S

         Moody's corporate bond ratings are opinions of the relative investment qualities of bonds. Moody's employs nine designations to indicate such relative qualities, ranging from "AAA" for the highest quality obligations to "C" for the lowest. Issues are further refined with the designation 1,2, and 3 to indicate the relative ranking within designations. Bonds with the following Moody's ratings have the following investment qualities:

         Aaa: Bonds in this category are judged to be of the highest quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds in this category are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

         A: Bonds in this category possess many favorable investment attributes and are considered to be as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds in this category are considered medium-grade obligations, (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds in this category are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds in this category generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds in this category are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds in this category represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcoming.

         C: Bonds in this category are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S

         A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Ratings are graded into ten categories, ranging from "AAA" for the highest quality obligation to "D" for debt in default. Issues are further refined with a "PLUS" or "MINUS" sign to show relative standing within the categories. Bonds with the following Standard & Poor's ratings have the following investment qualities:

         AAA:   Bonds in this category have the highest rating assigned by
Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA: Bonds in this category have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

         A: Bonds in this category have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB: Bonds in this category have an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

         BB: Bonds in this category have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

         B: Bonds in this category have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

         CCC: Bonds in this category have currently identifiable vulnerability to default, and are dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

         C: This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

DUFF & PHELPS

         The following summarizes the ratings used by Duff & Phelps for corporate and municipal long-term debt:

         AAA - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

         AA - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

         A - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

         BBB - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

         BB, B, CCC, DD, AND DP - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

         To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

FITCH INVESTORS SERVICE, INC.

         The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

         AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

         A - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         BB, B, CCC, CC, C, DDD, DD, AND D - Bonds that possess one of these ratings are considered by Fitch to be speculative investments. The ratings "BB" to "C" represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating "DDD" to "D" is an assessment of the ultimate recovery value through reorganization or liquidation.

         To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

ICBA

         IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

         AAA - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

         AA - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

         A - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

         BBB - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

         BB, B, CCC, CC, AND C - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

         IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.

THOMSON BANKWATCH

         Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

         AAA - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is very high.

         AA - This designation indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

         A - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         BBB - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         BB, B, CCC, AND CC, - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

         D - This designation indicates that the long-term debt is in default.

         PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

               NICHOLAS-APPLEGATE MUTUAL FUNDS

                          FORM N-1A

                  PART C:  OTHER INFORMATION


Item 24. FINANCIAL STATEMENTS AND EXHIBITS.

    a. Registrant's Schedules of Investments as of March 31, 1997, Statements of Assets and Liabilities as of March 31, 1997, Statements of Changes
        in Net Assets for the period ended March 31, 1997, and related Notes and Report of Independent Auditors are incorporated by reference in Part B and filed as Exhibit 19.

 b.   Exhibits:

      (1.1)     Certificate of Trust of Registrant (f).

      (1.2)     Certificate of Amendment to Certificate of Trust of
                  Registrant (f).

      (1.3)     Amended and Restated Declaration of Trust of Registrant (f).

      (1.4)     Certificate of Trustees dated August 6, 1993, establishing
                  Emerging Growth Portfolio series (f).

      (1.5)     Certificate of Trustees dated December 15, 1993,
                  establishing International Growth Portfolio series (f).

      (1.6)     Amendment No. 2 to Amended and Restated Declaration of Trust
                  (f).

      (1.7)     Amendment No. 3 to Amended and Restated Declaration of Trust
                  (f).

      (1.8)     Amendment No. 4 to Amended and Restated Declaration of Trust
                  (f).

      (1.9)     Amendment No. 5 to Amended and Restated Declaration of Trust
                  (f).

      (1.10)    Amendment No. 6 to Amended and Restated Declaration of Trust
                  (f).

      (1.11)    Amendment No. 7 to Amended and Restated Declaration of Trust
                  (f).

      (1.12)    Form of Amendment No. 8 to Amended and Restated Declaration
                  of Trust (f).

      (1.13)    Amendment No. 9 to Amended and Restated Declaration of Trust
                  (f).

      (1.14)    Form of Amendment No. 10 to Amended and Restated Declaration
                  of Trust (b).

      (1.15)    Amendment No. 11 to Amended and Restated Declaration of
                  Trust (i).

      (1.16)    Form of Amendment No. 12 to Amended and Restated Declaration
                  of Trust (i).

      (1.17)    Amendment No. 13 to Amended and Restated Declaration of
                  Trust (j).

      (1.18)    Form of Amendment No. 14 to Amended and Restated Declaration
                  of Trust (j).

      (2.1)     Amended Bylaws of Registrant (f).

      (2.2)     Amendment to Section 2.5 of Bylaws of Registrant (f).

      (3)       None.

      (4)       None.

      (5)       None.

      (6.1)     Distribution Agreement between Registrant and
                  Nicholas-Applegate Securities dated as of April 19, 1993
                  (f).

      (6.2)     Letter agreement between Registrant and Nicholas-Applegate
                  Securities dated May 17, 1993, adding certain Institutional (formerly Qualified) Portfolio series and Emerging Growth Portfolio series to Distribution Agreement (f).

      (6.3)     Letter agreement between Registrant and Nicholas-Applegate
                  Securities dated December 15, 1993, adding International Growth Portfolio series to Distribution Agreement (f).

      (6.4)     Letter agreement between Registrant and Nicholas-Applegate
                  Securities dated April 22, 1994, adding Qualified Portfolio series to Distribution Agreement (f).

      (6.5)     Letter agreement between Registrant and Nicholas-Applegate
                  Securities, adding Emerging Countries Growth Portfolio series, Global Growth & Income Portfolio series and Mini-Cap Growth Portfolio series to Distribution Agreement (f).

      (6.6)     Letter agreement between Registrant and Nicholas-Applegate
                  Securities, adding Series B Portfolios to Distribution Agreement (f).

      (6.7)     Letter agreement between Registrant and Nicholas-Applegate
                  Securities, adding Fixed Income and Qualified Portfolio series to Distribution Agreement (f).

      (6.8)     Form of letter agreement between Registrant and
                  Nicholas-Applegate Securities, adding Value Institutional Portfolio series to Distribution Agreement (a).

      (6.9)     Form of letter agreement between Registrant and
                  Nicholas-Applegate Securities, adding High Yield Bond and Strategic Income Institutional Portfolio series to Distribution Agreement (b).

      (6.10)    Form of letter agreement between Registrant and
                  Nicholas-Applegate Securities adding Large Cap Growth and Core Growth International Portfolio series to Distribution Agreement (i).

      (6.11)    Form of letter agreement between Registrant and
                  Nicholas-Applegate Securities adding Core Growth International Portfolio C series to Distribution Agreement
                  (i).

      (6.12)    Form of letter agreement between Registrant and
                  Nicholas-Applegate Securities adding Large Cap Growth Portfolio A, B, C and Q series to Distribution Agreement
                  (j).

      (7)       None.

      (8.1)     Custodian Services Agreement between Registrant and PNC Bank dated as of April 1, 1993 (f).

      (8.2)     Letter agreement between Registrant and PNC Bank dated July
                  19, 1993, adding certain Institutional (formerly Qualified) Portfolio series to Custodian Services Agreement (f).

      (8.3)     Letter agreement between Registrant and PNC Bank dated
                  August 20, 1993, adding Emerging Growth Portfolio series to Custodian Services Agreement (f).

      (8.4)     Letter agreement between Registrant and PNC Bank dated
                  December 15, 1993, adding International Growth Portfolio series to Custodian Services Agreement (f).

      (8.5)     Letter agreement between Registrant and PNC Bank dated April
                  22, 1994, adding Core Growth Qualified Portfolio series to Custodian Services Agreement (f).

      (8.6)     Letter agreement between Registrant and PNC Bank, adding
                  Emerging Countries Growth Portfolio series, Global Growth & Income Portfolio series and Mini-Cap Growth Portfolio series to Custodian Services Agreement (f).

      (8.7)     Letter agreement between Registrant and PNC Bank, adding
                  Series B Portfolios to Custodian Services Agreement (f).

      (8.8)     Letter agreement between Registrant and PNC Bank, adding
                  Fixed Income Portfolio series to Custodian Services Agreement (f).

      (8.9)     Form of letter agreement between Registrant and PNC Bank
                  adding Value Institutional Portfolio series to Custodian Services Agreement (a).

      (8.10)    Form of letter agreement between Registrant and PNC Bank
                  adding High Yield Bond and Strategic Income Institutional Portfolio series to Custodian Services Agreement (b).

      (8.11)    Form of letter agreement between Registrant and PNC Bank
                  adding Large Cap Growth and Core Growth International Portfolio series to Custodian Services Agreement (i).

      (8.12)    Form of letter agreement between Registrant and PNC Bank
                  adding Core Growth International Portfolio C series to Custodian Services Agreement (i).

      (8.13)    Form of letter agreement between Registrant and PNC Bank
                  adding Large Cap Growth Portfolio A, B, C and Q series to Custodian Services Agreement (j).

      (9.1)     Administration Agreement between Registrant and Investment
                  Company Administration Corporation dated as of April 1, 1993
                  (f).

      (9.2)     Administration Services Agreement between Registrant and
                  Nicholas-Applegate Capital Management dated as of November 18, 1996 (i).

      (9.3)     Transfer Agency and Service Agreement between Registrant and
                  State Street Bank and Trust Company dated as of April 1, 1993 (f).

      (9.4)     Letter agreement between Registrant and State Street Bank
                  and Trust Company dated July 19, 1993, adding certain Institutional (formerly Qualified) Portfolio series to Transfer Agency and Service Agreement (f).

      (9.5)     Letter agreement between Registrant and State Street Bank
                  and Trust Company dated August 20, 1993, adding Emerging Growth Portfolio Series to Transfer Agency and Service Agreement (f).

      (9.6)     Letter agreement between Registrant and State Street Bank
                  and Trust Company dated December 15, 1993, adding International Growth Portfolio series to Transfer Agency and Service Agreement (f).

      (9.7)     Letter agreement between Registrant and State Street Bank
                  and Trust Company dated April 22, 1994, adding Core Growth Qualified Portfolio series to Transfer Agency and Service Agreement (f).

      (9.8)     Letter agreement between Registrant and State Street Bank
                  and Trust Company, adding Emerging Countries Growth Portfolio series, Global Growth & Income Portfolio series and Mini-Cap Growth Portfolio series to Transfer Agency and Service Agreement (f).

      (9.9)     Letter agreement between Registrant and State Street Bank
                  and Trust Company, adding Series B Portfolios to Transfer Agency and Service Agreement (f).

      (9.10)    Form of letter agreement between Registrant and State Street
                  Bank and Trust Company, adding Fixed Income Portfolio series to Transfer Agency and Service Agreement (f).

      (9.11)    Form of letter agreement between Registrant and State Street
                  Bank and Trust Company, adding Value Institutional Portfolio series to Transfer Agency and Service Agreement (a).

      (9.12)    Form of letter agreement between Registrant and State Street
                  Bank and Trust Company, adding High Yield Bond and Strategic Income Institutional Portfolio series to Transfer Agency and Service Agreement (b).

      (9.13)    Form of letter agreement between Registrant and State Street
                  Bank and Trust Company, adding Large Cap Growth and Core Growth International Portfolio series to Transfer Agency and Service Agreement (i).

      (9.14)    Form of letter agreement between Registrant and State Street
                  Bank and Trust Company adding Core Growth International Portfolio C series to Transfer Agency and Service Agreement
                  (i).

      (9.15)    Form of letter agreement between Registrant and State Street
                  Bank and Trust Company adding Large Cap Growth Portfolio A, B, C and Q series to Transfer Agent and Service Agreement
                  (j).

      (9.16)    Shareholder Service Plan between Registrant and
                  Nicholas-Applegate Securities (f).

      (9.17)    License Agreement dated as of December 17, 1992, between
                  Registrant and Nicholas-Applegate Capital Management (f).

      (9.18)    Accounting Services Agreement between Registrant and PFPC
                  Inc. dated as of April 1, 1993 (f).

      (9.19)    Letter agreement between Registrant and PFPC Inc. dated July
                  19, 1993, adding certain Institutional (formerly Qualified) Portfolio series to Accounting Services Agreement (f).

      (9.20)    Letter agreement between Registrant and PFPC Inc. dated
                  August 20, 1993, adding Emerging Growth Portfolio series to Accounting Services Agreement (f).

      (9.21)    Letter agreement between Registrant and PFPC Inc. dated
                  December 15, 1993, adding International Growth Portfolio series to Accounting Services Agreement (f).

      (9.22)    Letter agreement between Registrant and PFPC Inc. dated
                  April 22, 1994, adding Core Growth Qualified Portfolio series to Accounting Services Agreement (f).

      (9.23)    Letter agreement between Registrant and PFPC Inc., adding
                  Emerging Countries Growth Portfolio series, Global Growth & Income Portfolio series and Mini-Cap Growth Portfolio series to Accounting Services Agreement (f).

      (9.24)    Letter agreement between Registrant and PFPC Inc., adding
                  Series B Portfolios to Accounting Services Agreement (f).

      (9.25)    Letter agreement between Registrant and PFPC Inc., adding
                  Fixed Income Portfolio series to Accounting Services Agreement (f).

      (9.26)    Form of letter agreement between Registrant and PFPC Inc.
                  adding Value Institutional Portfolio series to Accounting Services Agreement (a).

      (9.27)    Form of letter agreement between Registrant and PFPC Inc.
                  adding High Yield Bond and Strategic Income Institutional Portfolio series to Accounting Services Agreement (b).

      (9.28)    Form of letter agreement between Registrant and PFPC Inc.
                  adding Large Cap Growth and Core Growth International Portfolio series to Accounting Services Agreement (i).

      (9.29)    Form of letter agreement between Registrant and PFPC Inc.
                  adding Core Growth International Portfolio C series to Accounting Services Agreement (i).

      (9.30)    Form of letter agreement between Registrant and PFPC Inc.
                  adding Large Cap Growth Portfolio A, B, C and Q series to Accounting Services Agreement (j).

      (9.31)    Letter agreement between Registrant and Nicholas-Applegate
                  Capital Management dated September 27, 1993 regarding expense reimbursements (f).

      (9.32)    Letter agreement between Registrant and Nicholas-Applegate
                  Capital Management dated December 15, 1993, adding International Growth Portfolio series to agreement regarding expense reimbursements (f).

      (9.33)    Letter agreement between Registrant and Nicholas-Applegate
                  Capital Management dated April 22, 1994, adding Qualified Portfolio series to agreement regarding expense reimbursements (f).

      (9.34)    Letter agreement between Registrant and Nicholas-Applegate
                  Capital Management, adding Emerging Growth Institutional Portfolio series, Global Growth & Income Portfolio series and Mini-Cap Growth Portfolio series to agreement regarding expense reimbursements (f).

      (9.35)    Letter agreement between Registrant and Nicholas-Applegate
                  Capital Management, adding Series B Portfolios to agreement regarding expense reimbursement (f).

      (9.36)    Letter agreement between Registrant and Nicholas-Applegate
                  Capital Management, adding Qualified and Fixed Income Portfolio series to agreement regarding expense reimbursement (f).

      (9.37)    Letter agreement between Registrant and Nicholas-Applegate
                  Capital Management revising expense reimbursement agreement with respect to Government Income Portfolios (f).

      (9.38)    Form of letter agreement between Registrant and
                  Nicholas-Applegate Capital Management, adding Value Institutional Portfolio series to agreement regarding expense reimbursement (a).

      (9.39)    Form of letter agreement between Registrant and
                  Nicholas-Applegate Capital Management, adding High Yield Bond and Strategic Income Institutional Portfolio series to agreement regarding expense reimbursement (b).

      (9.40)    Form of letter agreement between Registrant and
                  Nicholas-Applegate Capital Management, adding Large Cap Growth and Core Growth International Portfolio series to agreement regarding expense reimbursement (i).

      (9.41)    Form of letter agreement between Registrant and
                  Nicholas-Applegate Capital Management, adding Core Growth International Portfolio C series to agreement regarding expense reimbursement (i).

      (9.42)    Form of letter agreement between Registrant and
                  Nicholas-Applegate Capital Management, adding Large Cap Growth Portfolio A, B, C and Q series to agreement regarding expense reimbursement (j).

      (9.43)    Credit Agreement among Registrant, Chemical Bank and certain other banks dated April 10, 1996 (f).

      (9.44)    First Amendment Agreement to Credit Agreement dated as of
                  April 9, 1997 among Registrant, The Chase Manhattan Bank, and certain other banks -- to be filed by amendment.

      (10)      Opinion of Counsel (c).

      (11)      Consent of independent auditors -- to be filed by amendment.

      (12)      Not applicable.

      (13)      Investment Letter of initial investor in Registrant dated
                  April 1, 1993 (f).

      (14.1)    IRA Plan Materials (d).

      (14.2)    401(k) Profit-Sharing Plan Materials (d).

      (15)      Amended Distribution Plan of Registrant (f)

      (16)      Schedule of Computation of Performance Quotations (c).

      (17)      Not applicable.

      (18)      Financial Data Schedules -- to be filed by amendment.

      (19.1)    Limited Powers of Attorney of Trustees (d).

      (19.2)    Limited Power of Attorney of Walter E. Auch (e).

      (19.3)    Limited Power of Attorney of John D. Wylie (h).

      (19.4)    Certified Resolution of Board of Trustees of Registrant
                  regarding Limited Power of Attorney of John D. Wylie (h).

      (19.5)    1997 Annual Report of Registrant (filed pursuant to Rule 303 of Regulation S-T) -- to be filed by amendment.

  ______________________________

(a) Filed as an Exhibit to Amendment No. 28 to Registrant's Form N-1A Registration Statement on January 19, 1996 and incorporated herein by reference.

(b) Filed as an Exhibit to Amendment No. 29 to Registrant's Form N-1A Registration Statement on May 3, 1996 and incorporated herein by reference.

(c) Filed as an Exhibit to Amendment No. 1 to Registrant's Form N-1A Registration Statement on March 15, 1993 and incorporated herein by reference.

(d) Filed as an Exhibit to Amendment No. 12 to Registrant's Form N-1A Registration Statement on August 1, 1994 and incorporated herein by reference.

(e) Filed as an Exhibit to Amendment No. 14 to Registrant's Form N-1A Registration Statement on September 26, 1994 and incorporated herein by reference.

(f) Filed as an Exhibit to Amendment No. 32 to Registrant's Form N-1A Registration Statement on June 3, 1996 and incorporated herein by reference.

(g) Filed as an Exhibit to Amendment No. 37 to Registrant's Form N-1A Registration Statement on October 15, 1996 and incorporated herein by reference.

(h) Filed as an Exhibit to Amendment No. 38 to Registrant's Form N-1A Registration Statement on October 25, 1996 and incorporated herein by reference.

(i) Filed as an Exhibit to Amendment No. 40 to Registrant's Form N-1A Registration Statement on January 3, 1997 and incorporated herein by reference.

(j) Filed as an Exhibit to Amendment No. 42 to Registrant's Form N-1A Registration Statement on May 2, 1997 and incorporated herein by reference.

Item 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         Fred C. Applegate, Arthur B. Laffer and Charles E. Young, members of the Board of Trustees of Registrant, are also three of the seven members of the Board of Directors of Nicholas-Applegate Fund, Inc., a registered investment company. Accordingly, Registrant and Nicholas-Applegate Fund, Inc. may be deemed to be under common control.


Item 26. NUMBER OF HOLDERS OF SECURITIES.

         As of March 31, 1997, the number of record holders of each series of Registrant was as follows:

               TITLE OF SERIES                        NUMBER OF RECORD HOLDERS
               ---------------                        ------------------------

               Large Cap Growth Portfolio A
               Core Growth Portfolio A
               Emerging Growth Portfolio A
               Income & Growth Portfolio A
               Balanced Growth Portfolio A
               Government Income Portfolio A
               Money Market Portfolio
               International Core Growth Portfolio A
               Worldwide Growth Portfolio A
               International Small Cap Growth Portfolio A
               Emerging Countries Portfolio A
               Large Cap Growth Portfolio B
               Core Growth Portfolio B
               Emerging Growth Portfolio B
               Income & Growth Portfolio B
               Balanced Growth Portfolio B
               Government Income Portfolio B
               International Core Growth Portfolio B
               Worldwide Growth Portfolio B
               International Small Cap Growth Portfolio B
               Emerging Countries Portfolio B
               Large Cap Growth Portfolio C
               Core Growth Portfolio C
               Emerging Growth Portfolio C
               Income & Growth Portfolio C
               Balanced Growth Portfolio C
               Government Income Portfolio C
               International Core Growth Portfolio C
               Worldwide Growth Portfolio C
               International Small Cap Growth Portfolio C
               Emerging Countries Portfolio C
               Large Cap Growth Institutional Portfolio
               Core Growth Institutional Portfolio
               Emerging Growth Institutional Portfolio
               Income & Growth Institutional Portfolio

               Balanced Growth Institutional Portfolio
               International Core Growth Institutional Portfolio Worldwide Growth Institutional Portfolio
               International Small Cap Growth Institutional Portfolio Emerging Countries Institutional Portfolio
               Mini Cap Growth Institutional Portfolio
               Fully Discretionary Institutional Fixed Income Portfolio Short-Intermediate Institutional Fixed Income Portfolio Value Institutional Portfolio
               High Yield Bond Institutional Portfolio
               Strategic Income Institutional Portfolio
               Global Growth & Income Institutional Portfolio
               Large Cap Growth Qualified Portfolio
               Core Growth Qualified Portfolio
               Emerging Growth Qualified Portfolio
               Income & Growth Qualified Portfolio
               Balanced Growth Qualified Portfolio
               Government Income Qualified Portfolio
               International Core Growth Qualified Portfolio
               Worldwide Growth Qualified Portfolio
               International Small Cap Growth Qualified Portfolio Emerging Countries Qualified Portfolio


Item 27. INDEMNIFICATION.

         Registrant's trustees, officers, employees and agents against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office ("Disabling Conduct").

         Section 8 of Registrant's Administration Agreement, filed herewith as
Exhibit 9.1, provides for the indemnification of Registrant's Administrator against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct.
Section 9 of Registrant's Distribution Agreement, filed herewith as Exhibit 6, provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct. Section 4 of the Shareholder Service Agreement, filed herewith as Exhibit 9.3, provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct.

         Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         Nicholas-Applegate Capital Management, the investment adviser to the Master Trust, is a California limited partnership, the general partner of which is Nicholas-Applegate Capital Management, Inc. (the "General Partner"). During the two fiscal years ended December 31, 1996, Nicholas-Applegate Capital Management has engaged principally in the business of providing investment services to institutional and other clients. All of the additional information required by this Item 28 with respect to the Investment Adviser is set forth in the Form ADV, as amended, of Nicholas-Applegate Capital Management (File No. 801-21442), which is incorporated herein by reference.

Item 29. PRINCIPAL UNDERWRITERS.

         (a) Nicholas-Applegate Securities does not act as a principal underwriter, depositor or investment adviser to any investment company other than Registrant.

         (b) Nicholas-Applegate Securities, the Distributor of the shares of Registrant's Portfolios, is a California limited partnership and its general partner is Nicholas-Applegate Capital Management Holdings, L.P. (the "General Partner"). Information is furnished below with respect to the officers, partners and directors of the General Partner and Nicholas-Applegate Securities. The principal business address of such persons is 600 West Broadway, 30th Floor, San Diego, California 92101, except as otherwise indicated below.

POSITIONS AND
OFFICES WITH PRINCIPAL        POSITIONS AND
NAME AND PRINCIPAL            UNDERWRITER                   OFFICES WITH
BUSINESS ADDRESS              -----------                   REGISTRANT
------------------                                          ------------

Arthur E. Nicholas            Chairman and President        None

Peter J. Johnson              Vice President                Vice President

Thomas Pindelski              Chief Financial Officer       Chief Financial
                                                             Officer

E. Blake Moore, Jr.           Secretary                     Secretary

Todd Spillane                 Director of Compliance        None

       (c)  Not applicable.


Item 30. LOCATION OF ACCOUNTS AND RECORDS.

         All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained either at the offices of the Registrant (600 West Broadway, 30th Floor, San Diego, California 92101); the Investment Adviser to the Trust and Master Trust, Nicholas-Applegate Capital Management (600 West Broadway, 30th Floor, San Diego, California 92101); the primary administrator for the Trust and Master Trust, Investment Company Administration Corporation (4455 East Camelback Road, Suite 261-E, Phoenix, Arizona 85018); the Custodian, PNC Bank (Airport Business Center, International Court 2, 200 Stevens Drive, Lester, Pennsylvania 19113); or the Transfer and Dividend Disbursing Agent, State Street Bank & Trust Company (2 Heritage Drive, 7th Floor, North Quincy, Massachusetts 02171).


Item 31. MANAGEMENT SERVICES.

         Not Applicable.

Item 32. UNDERTAKINGS.

         Registrant hereby undertakes to file a Post-Effective amendment containing reasonably current financial statements with respect to its Large Cap Growth Portfolio A, B, C and Q Portfolio series, which need not be certified, within four to six months from the effective date of this Amendment.

         Registrant hereby undertakes that if it is requested by the holders of at least 10% of its outstanding shares to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee, it will do so and will assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

         Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                        SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Diego, State of California, on the 5th day of May, 1997.


                                               NICHOLAS-APPLEGATE MUTUAL FUNDS



                                               By John D. Wylie*
                                                  -------------------------
                                                  John D. Wylie
                                                  President

       Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


John D. Wylie*        Principal Executive Officer        May 5, 1997
-------------------
John D. Wylie

                      Principal Financial and
s/Thomas Pindelski    Accounting Officer                 May 5, 1997
-------------------
Thomas Pindelski

Fred C. Applegate*    Trustee                            May 5, 1997
-------------------
Fred C. Applegate

Arthur B. Laffer*     Trustee                            May 5, 1997
-------------------
Arthur B. Laffer

Charles E. Young*     Trustee                            May 5, 1997
-------------------
Charles E. Young

* s/E. Blake Moore, Jr.
-----------------------
By: E. Blake Moore, Jr.
    Attorney In Fact

                        SIGNATURES

       Nicholas-Applegate Investment Trust has duly caused this Amendment to Registration Statement on Form N-1A of Nicholas-Applegate Mutual Funds to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Diego, State of California, on the 5th day of May, 1997.



                                          NICHOLAS-APPLEGATE INVESTMENT TRUST


                                          By John D. Wylie*
                                             --------------------------
                                             John D. Wylie
                                             President

       This Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


John D. Wylie*        Principal Executive Officer        May 5, 1997
-------------------
John D. Wylie

                      Principal Financial and
s/Thomas Pindelski    Accounting Officer                 May 5, 1997
-------------------
Thomas Pindelski

George F. Keane*      Trustee                            May 5, 1997
-------------------
George F. Keane

Dann V. Angeloff*     Trustee                            May 5, 1997
-------------------
Dann V. Angeloff

Walter E. Auch*       Trustee                            April 30, 1997
-------------------
Walter E. Auch

Theodore J. Coburn*   Trustee                            May 5, 1997
-------------------
Theodore J. Coburn

Darlene DeRemer*      Trustee                            May 5, 1997
-------------------
Darlene DeRemer

Arthur F. Nicholas*   Trustee                            April 30, 1997
-------------------
Arthur F. Nicholas


* s/E. Blake Moore, Jr.
-----------------------
By: E. Blake Moore, Jr.
    Attorney In Fact

                      EXHIBIT INDEX
             NICHOLAS-APPLEGATE MUTUAL FUNDS
                   AMENDMENT NO. 43 TO
             FORM N-1A REGISTRATION STATEMENT
                    FILE NO. 811-7428


  EXHIBIT NO.         TITLE OF EXHIBIT
  ----------          ----------------


                                None